Filed on April 15, 2011
File No. 333-138540
File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	8	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	44	☒

(Check appropriate box or boxes)

SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)

Security Benefit Life Insurance Company
(Name of Depositor)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code:
(785) 438-3000

Name of Agent for Service for Process:
Chris Swickard, Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on April 18, 2011, pursuant to paragraph (b) of Rule 485
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐  on April 18, 2011, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus

ELITEDESIGNS® VARIABLE ANNUITY

April 18 , 2011

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

6915 (PRS) 32-69150-02 2011/04/04

ELITEDESIGNS ® VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	Alger Small Cap Growth
•	American Century VP Income & Growth
•	American Century VP International
•	American Century VP Mid Cap Value
•	American Century VP Value
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	DWS Blue Chip VIP
•	DWS Capital Growth VIP
•	DWS Dreman Small Mid Cap Value VIP
•	DWS Global Opportunities VIP2
•	DWS Global Thematic VIP
•	DWS Government & Agency Securities VIP
•	DWS Large Cap Value VIP
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	Franklin Flex Cap Growth Securities
•	Franklin Growth & Income Securities
•	Franklin High Income Securities
•	Franklin Income Securities
•	Franklin Large Cap Growth Securities
•	Franklin Large Cap Value Securities
•	Franklin Mutual Global Discovery Securities
•	Franklin Mutual Shares Securities
•	Franklin Rising Dividends Securities
•	Franklin Small Cap Value Securities
•	Franklin Small-Mid Cap Growth Securities
•	Franklin Strategic Income Securities
•	Franklin US Government Securities
•	Goldman Sachs VIT Government Income
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equities
•	Goldman Sachs VIT Structured Small Cap Equities
•	Invesco V.I. Core Equity

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  April 18, 2011

•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Invesco V.I. Utilities
•	Invesco Van Kampen V.I. Comstock
•	Invesco Van Kampen V.I. Capital Growth
•	Invesco Van Kampen V.I. Equity and Income
•	Invesco Van Kampen V.I. Global Value Equities
•	Invesco Van Kampen V.I. Growth and Income
•	Invesco Van Kampen V.I. Mid Cap Growth
•	Invesco Van Kampen V.I. Mid Cap Value
•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
•	Ivy Funds VIP Energy
•	Ivy Funds VIP Global Bond
•	Ivy Funds VIP Growth
•	Ivy Funds VIP High Income
•	Ivy Funds VIP International Core Equity
•	Ivy Funds VIP International Growth
•	Ivy Funds VIP Limited-Term Bond
•	Ivy Funds VIP Mid Cap Growth
•	Ivy Funds VIP Real Estate Securities
•	Ivy Funds VIP Science and Technology
•	Ivy Funds VIP Small Cap Growth
•	Ivy Funds VIP Small Cap Value
•	Ivy Funds VIP Value
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Janus Portfolio
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Capital Structure VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Value VC
•	Lord Abbett Series Total Return VC
•	Lord Abbett Series Value Opportunities VC
•	MFS® VIT Investors Growth Stock
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Research Bond
•	MFS® VIT Research International
•	MFS® VIT Total Return
•	MFS® VIT Utilities
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Total Return
•	Rydex | SGI VT All-Asset Aggressive Strategy
•	Rydex | SGI VT All-Asset Conservative Strategy
•	Rydex | SGI VT All-Asset Moderate Strategy
•	Rydex | SGI VT All Cap Value
•	Rydex | SGI VT CLS AdvisorOne Amerigo
•	Rydex | SGI VT CLS AdvisorOne Clermont
•	Rydex | SGI VT CLS AdvisorOne Select Allocation
•	Rydex | SGI VT Global1
•	Rydex | SGI VT High Yield
•	Rydex | SGI VT Large Cap Concentrated Growth
•	Rydex | SGI VT Large Cap Value
•	Rydex | SGI VT Managed Asset Allocation
•	Rydex | SGI VT Managed Futures Strategy
•	Rydex | SGI VT Mid Cap Value
•	Rydex | SGI VT Multi-Hedge Strategies
•	Rydex | SGI VT Small Cap Value
•	Rydex | SGI VT U.S. Long Short Momentum
•	Rydex VT Banking
•	Rydex VT Basic Materials
•	Rydex VT Biotechnology
•	Rydex VT Commodities Strategy
•	Rydex VT Consumer Products
•	Rydex VT Dow 2x Strategy
•	Rydex VT Electronics
•	Rydex VT Energy
•	Rydex VT Energy Services
•	Rydex VT Europe 1.25x Strategy
•	Rydex VT Financial Services
•	Rydex VT Government Long Bond 1.2x Strategy
•	Rydex VT Health Care
•	Rydex VT Internet
•	Rydex VT Inverse Dow 2x Strategy
•	Rydex VT Inverse Government Long Bond Strategy
•	Rydex VT Inverse Mid-Cap Strategy
•	Rydex VT Inverse NASDAQ-100® Strategy
•	Rydex VT Inverse Russell 2000® Strategy
•	Rydex VT Inverse S&P 500 Strategy
•	Rydex VT Japan 2x Strategy
•	Rydex VT Leisure
•	Rydex VT Mid-Cap 1.5x Strategy
•	Rydex VT NASDAQ-100®
•	Rydex VT NASDAQ-100® 2x Strategy
•	Rydex VT Nova
•	Rydex VT Precious Metals

4

•	Rydex VT Real Estate
•	Rydex VT Retailing
•	Rydex VT Russell 2000® 1.5x Strategy
•	Rydex VT Russell 2000® 2x Strategy
•	Rydex VT S&P 500 2x Strategy
•	Rydex VT S&P 500 Pure Growth
•	Rydex VT S&P 500 Pure Value
•	Rydex VT S&P MidCap 400 Pure Growth
•	Rydex VT S&P MidCap 400 Pure Value
•	Rydex VT S&P SmallCap 600 Pure Growth
•	Rydex VT S&P SmallCap 600 Pure Value
•	Rydex VT Strengthening Dollar 2x Strategy
•	Rydex VT Technology
•	Rydex VT Telecommunications
•	Rydex VT Transportation
•	Rydex VT U.S. Government Money Market
•	Rydex VT Utilities
•	Rydex VT Weakening Dollar 2x Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences Portfolio
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets Securities
•	Templeton Foreign Securities
•	Templeton Global Bond Securities
•	Templeton Growth Securities
•	Third Avenue Value
•	Van Eck VIP Global Hard Assets
•	Wells Fargo Advantage Core Equity VT
•	Wells Fargo Advantage International Equity VT
•	Wells Fargo Advantage Intrinsic Value VT
•	Wells Fargo Advantage Omega Growth VT
•	Wells Fargo Advantage Opportunity VT
•	Wells Fargo Advantage Small Cap Value VT

1
Effective April 29, 2011, the Rydex | SGI VT Global Fund will change its name to the Rydex | SGI VT MSCI EAFE Equal Weight Fund, and the Rydex | SGI VT Global Fund Subaccount will be renamed the Rydex | SGI VT MSCI EAFE Equal Weight Subaccount.

2
Effective May 2, 2011, the DWS Global Opportunities VIP Fund will change its name to the DWS Global Small Cap Growth VIP Fund, and the DWS Global Opportunities VIP Subaccount will be renamed the DWS Global Small Cap Growth VIP Subaccount.

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated   April 18 , 2011, which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 46 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

5

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

6

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

7

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 408 or 408A of the Internal Revenue Code of 1986, as amended (“IRA” or “Qualified Contract”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Underlying Funds currently available under the contract are as follows:

•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	Alger Small Cap Growth
•	American Century VP Income & Growth
•	American Century VP International
•	American Century VP Mid Cap Value
•	American Century VP Value
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	DWS Blue Chip VIP
•	DWS Capital Growth VIP
•	DWS Dreman Small Mid Cap Value VIP
•	DWS Global Opportunities VIP
•	DWS Global Thematic VIP
•	DWS Government & Agency Securities VIP
•	DWS Large Cap Value VIP
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	Franklin Flex Cap Growth Securities
•	Franklin Growth & Income Securities
•	Franklin High Income Securities
•	Franklin Income Securities
•	Franklin Large Cap Growth Securities
•	Franklin Large Cap Value Securities
•	Franklin Mutual Global Discovery Securities
•	Franklin Mutual Shares Securities
•	Franklin Rising Dividends Securities
•	Franklin Small Cap Value Securities
•	Franklin Small-Mid Cap Growth Securities
•	Franklin Strategic Income Securities
•	Franklin US Government Securities
•	Goldman Sachs VIT Government Income
•	Goldman Sachs VIT Growth Opportunities

8

•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equities
•	Goldman Sachs VIT Structured Small Cap Equities
•	Invesco V.I. Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Invesco V.I. Utilities
•	Invesco Van Kampen V.I. Comstock
•	Invesco Van Kampen V.I. Capital Growth
•	Invesco Van Kampen V.I. Equity and Income
•	Invesco Van Kampen V.I. Global Value Equities
•	Invesco Van Kampen V.I. Growth and Income
•	Invesco Van Kampen V.I. Mid Cap Growth
•	Invesco Van Kampen V.I. Mid Cap Value
•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
•	Ivy Funds VIP Energy
•	Ivy Funds VIP Global Bond
•	Ivy Funds VIP Growth
•	Ivy Funds VIP High Income
•	Ivy Funds VIP International Core Equity
•	Ivy Funds VIP International Growth
•	Ivy Funds VIP Limited-Term Bond
•	Ivy Funds VIP Mid Cap Growth
•	Ivy Funds VIP Real Estate Securities
•	Ivy Funds VIP Science and Technology
•	Ivy Funds VIP Small Cap Growth
•	Ivy Funds VIP Small Cap Value
•	Ivy Funds VIP Value
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Janus Portfolio
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Capital Structure VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Value VC
•	Lord Abbett Series Total Return VC
•	Lord Abbett Series Value Opportunities VC
•	MFS® VIT Investors Growth Stock
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Research Bond
•	MFS® VIT Research International
•	MFS® VIT Total Return
•	MFS® VIT Utilities
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Total Return
•	Rydex | SGI VT All-Asset Aggressive Strategy
•	Rydex | SGI VT All-Asset Conservative Strategy
•	Rydex | SGI VT All-Asset Moderate Strategy
•	Rydex | SGI VT All Cap Value
•	Rydex | SGI VT CLS AdvisorOne Amerigo
•	Rydex | SGI VT CLS AdvisorOne Clermont
•	Rydex | SGI VT CLS AdvisorOne Select Allocation
•	Rydex | SGI VT Global1
•	Rydex | SGI VT High Yield
•	Rydex | SGI VT Large Cap Concentrated Growth
•	Rydex | SGI VT Large Cap Value
•	Rydex | SGI VT Managed Asset Allocation
•	Rydex | SGI VT Managed Futures Strategy
•	Rydex | SGI VT Mid Cap Value
•	Rydex | SGI VT Multi-Hedge Strategies
•	Rydex | SGI VT Small Cap Value
•	Rydex | SGI VT U.S. Long Short Momentum
•	Rydex VT Banking
•	Rydex VT Basic Materials
•	Rydex VT Biotechnology
•	Rydex VT Commodities Strategy
•	Rydex VT Consumer Products
•	Rydex VT Dow 2x Strategy
•	Rydex VT Electronics
•	Rydex VT Energy
•	Rydex VT Energy Services
•	Rydex VT Europe 1.25x Strategy
•	Rydex VT Financial Services
•	Rydex VT Government Long Bond 1.2x Strategy
•	Rydex VT Health Care
•	Rydex VT Internet
•	Rydex VT Inverse Dow 2x Strategy
•	Rydex VT Inverse Government Long Bond Strategy
•	Rydex VT Inverse Mid-Cap Strategy
•	Rydex VT Inverse NASDAQ-100® Strategy
•	Rydex VT Inverse Russell 2000® Strategy
•	Rydex VT Inverse S&P 500 Strategy
•	Rydex VT Japan 2x Strategy

9

•	Rydex VT Leisure
•	Rydex VT Mid-Cap 1.5x Strategy
•	Rydex VT NASDAQ-100®
•	Rydex VT NASDAQ-100® 2x Strategy
•	Rydex VT Nova
•	Rydex VT Precious Metals
•	Rydex VT Real Estate
•	Rydex VT Retailing
•	Rydex VT Russell 2000® 1.5x Strategy
•	Rydex VT Russell 2000® 2x Strategy
•	Rydex VT S&P 500 2x Strategy
•	Rydex VT S&P 500 Pure Growth
•	Rydex VT S&P 500 Pure Value
•	Rydex VT S&P MidCap 400 Pure Growth
•	Rydex VT S&P MidCap 400 Pure Value
•	Rydex VT S&P SmallCap 600 Pure Growth
•	Rydex VT S&P SmallCap 600 Pure Value
•	Rydex VT Strengthening Dollar 2x Strategy
•	Rydex VT Technology
•	Rydex VT Telecommunications
•	Rydex VT Transportation
•	Rydex VT U.S. Government Money Market
•	Rydex VT Utilities
•	Rydex VT Weakening Dollar 2x Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences Portfolio
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets Securities
•	Templeton Foreign Securities
•	Templeton Global Bond Securities
•	Templeton Growth Securities
•	Third Avenue Value
•	Van Eck VIP Global Hard Assets
•	Wells Fargo Advantage Core Equity VT
•	Wells Fargo Advantage International Equity VT
•	Wells Fargo Advantage Intrinsic Value VT
•	Wells Fargo Advantage Omega Growth VT
•	Wells Fargo Advantage Opportunity VT
•	Wells Fargo Advantage Small Cap Value VT

1
Effective April 29, 2011, the Rydex | SGI VT Global Fund will change its name to the Rydex | SGI VT MSCI EAFE Equal Weight Fund, and the Rydex | SGI VT Global Fund Subaccount will be renamed the Rydex | SGI VT MSCI EAFE Equal Weight Subaccount.

2
Effective May 2, 2011, the DWS Global Opportunities VIP Fund will change its name to the DWS Global Small Cap Growth VIP Fund, and the DWS Global Opportunities VIP Subaccount will be renamed the DWS Global Small Cap Growth VIP Subaccount.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) ) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Return of Premium Death Benefit Rider — Upon your application for the Contract, you may select the Return of Premium Death Benefit rider.

The rider is available only at issue. You cannot change or cancel the rider after it is issued. The rider may not be available in all states. See the detailed description of the rider under “Return of Premium Death Benefit Rider.”

The amount of the rider charge is equal to a 0.10%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

10

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments; or (2) Contract Value, plus any charges deducted from such Contract Value.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge. The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets. We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. See “Mortality and Expense Risk Charge.”

Return of Premium Death Benefit Rider Charge. The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date.

The amount of the rider charge is equal to 0.10%, on an annual basis, of your Contract Value. See “Return of Premium Death Benefit Rider Charge” for more information.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The charge for each of the Subaccounts currently offered through this prospectus is 0.25% annually, and the Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations  — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds,

11

all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, and charges for this Contract may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge1	0.20%
Annual Administration Charge2	0.25%
Return of Premium Death Benefit Rider Charge	0.10%
Total Separate Account Annual Expenses	0.55%
1     During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above. See the discussion under “Mortality and Expense Risk Charge.”
2     The amount of this charge may differ for Subaccounts that the Company adds in the future.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during

12

the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses 1	0.35%	44.39%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements) 2	0.35%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2010, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2010.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement.  These arrangements vary in length, and are in place at least through April 30, 2012.

Examples  — These Example are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example s assume that you invest $10,000 in the Contract for the time periods indicated. The Example s also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract . The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses. . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses

	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$283	$6,231	$8,295	$9,314

Based on Minimum Underlying Fund Expenses

	1 Year	3 Years	5 Years	10 Years
Whether or not you surrender or annuitize your Contract at the end of the applicable time period	$208	$643	$1,103	$2,379

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Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.

Subaccount	Year	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Direxion Dynamic VP HY Bond	2010	$ 8.67	$ 8.71	5,940
	2009	8.17	8.67	54,880
	2008	9.40	8.17	136,826
	2007	10.00	9.40	97
Dreyfus VIF International Value	2010	7.66	7.72	399
	2009	6.07	7.66	2,060
	2008	10.05	6.07	1,500
	2007	10.00	10.05	2220
Federated Fund for U.S. Government Securities II	2010	10.51	10.67	4,525
	2009	10.34	10.51	21,199
	2008	10.26	10.34	16,426
	2007	10.00	10.26	351
Federated High Income Bond II	2010	10.43	11.53	6,200
	2009	7.08	10.43	7,918
	2008	9.92	7.08	6,540
	2007	10.00	9.92	3878
Fidelity® VIP Contrafund®	2010	8.08	9.13	6,527
	2009	6.18	8.08	9,482
	2008	11.15	6.18	17,755
	2007	10.00	11.15	9440
Fidelity® VIP Growth Opportunities	2010	7.01	8.36	0
	2009	4.99	7.01	965
	2008	11.50	4.99	0
	2007	10.00	11.50	1010
Fidelity® VIP Index 500	2010	7.46	8.27	5,441
	2009	6.11	7.46	6,163
	2008	10.07	6.11	3,159
	2007	10.00	10.07	1123
Fidelity® VIP Investment-Grade Bond	2010	10.43	10.87	16,532
	2009	9.38	10.46	24,316
	2008	10.06	9.38	7,921
	2007	10.00	10.06	2872
Franklin Small-Mid Cap Growth Securities1	2010	14.40	17.75	737
	2009	10.38	14.40	600
	2008	10.00	10.38	0
	2007	---	---	---
Invesco V.I. Capital Appreciation	2010	6.94	7.74	0
	2009	5.93	6.94	0
	2008	10.68	5.93	764
	2007	10.00	10.68	0
Invesco V.I. International Growth	2010	8.33	9.07	6,011
	2009	6.39	8.33	7,001
	2008	11.13	6.39	12,582
	2007	10.00	11.13	7753

14

Subaccount	Year	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity	2010	9.03	9.92	3,185
	2009	7.20	9.03	4,842
	2008	10.44	7.20	4,714
	2007	10.00	10.44	3187
Neuberger Berman AMT Guardian	2010	7.75	8.91	101
	2009	6.18	7.75	109
	2008	10.20	6.18	2,321
	2007	10.00	10.20	178
Neuberger Berman AMT Partners	2010	$ 7.42	$ 8.29	569
	2009	4.92	7.42	3,229
	2008	10.70	4.92	4,190
	2007	10.00	10.70	2120
Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA (formerly Oppenheimer Main Street Small Cap Fund®/VA)	2010	7.39	8.79	834
	2009	5.59	7.39	903
	2008	9.33	5.59	3,205
	2007	10.00	9.33	2593
PIMCO VIT Global Bond (Unhedged)1	2010	11.93	12.86	0
	2009	10.58	11.93	0
	2008	10.00	10.58	0
	2007	---	---	---
PIMCO VIT High Yield1	2010	13.40	14.80	3,148
	2009	9.90	13.40	506
	2008	10.00	9.90	0
	2007	---	---	---
PIMCO VIT Low Duration	2010	10.93	11.12	12,082
	2009	9.98	10.93	14,544
	2008	10.38	9.98	20,648
	2007	10.00	10.38	8180
PIMCO VIT Real Return	2010	11.08	11.57	4,875
	2009	9.69	11.08	14,042
	2008	10.79	9.69	13,840
	2007	10.00	10.79	1098
PIMCO VIT Total Return	2010	11.74	12.27	57,851
	2009	10.66	11.74	69,410
	2008	10.53	10.66	22,353
	2007	10.00	10.53	2881
Rydex | SGI VT All-Asset Aggressive Strategy	2010	8.45	9.17	0
	2009	7.39	8.45	0
	2008	10.21	7.39	0
	2007	10.00	10.21	0
Rydex | SGI VT All-Asset Conservative Strategy	2010	9.00	9.34	144
	2009	8.87	9.00	81
	2008	10.30	8.87	0
	2007	10.00	10.30	0
Rydex | SGI VT All-Asset Moderate Strategy	2010	8.84	9.21	0
	2009	8.18	8.84	0
	2008	10.27	8.18	0
	2007	10.00	10.27	0
Rydex | SGI VT All Cap Value1	2010	13.51	15.22	0
	2009	10.52	13.51	0
	2008	10.00	10.52	0
	2007	---	---	---

15

Subaccount	Year	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex | SGI VT Alternative Strategies Allocation1	2010	9.41	9.04	1,169
	2009	9.66	9.41	0
	2008	10.00	9.66	0
	2007	---	---	---
Rydex | SGI VT CLS AdvisorOne Amerigo	2010	8.03	8.93	55,668
	2009	5.96	8.03	54,683
	2008	10.84	5.96	74,534
	2007	10.00	10.84	38,105
Rydex | SGI VT CLS AdvisorOne Clermont	2010	8.17	8.76	32,578
	2009	6.19	8.17	25,696
	2008	10.21	6.19	21,771
	2007	10.00	10.21	10,262
Rydex | SGI VT CLS AdvisorOne Select Allocation	2010	$ 8.12	$ 8.93	20,005
	2009	6.90	8.12	17,783
	2008	11.08	6.90	15,433
	2007	10.00	11.08	6,953
Rydex | SGI VT Global	2010	7.22	8.07	2,899
	2009	6.25	7.22	1,784
	2008	10.49	6.25	3,650
	2007	10.00	10.49	3,419
Rydex | SGI VT International Long Short Select 1	2010	13.06	12.49	118
	2009	10.41	13.06	3,994
	2008	10.00	10.41	0
	2007	---	---	---
Rydex | SGI VT Large Cap Value1	2010	12.56	14.10	1,375
	2009	10.28	12.56	0
	2008	10.00	10.28	0
	2007	---	---	---
Rydex | SGI VT Managed Futures Strategy1	2010	8.88	8.27	813
	2009	9.57	8.88	1,360
	2008	10.00	9.57	1,723
	2007	---	---	---
Rydex | SGI VT Mid Cap Growth1	2010	14.59	17.50	0
	2009	10.49	14.59	454
	2008	10.00	10.49	0
	2007	---	---	---
Rydex | SGI VT Mid Cap Value1	2010	15.42	17.55	64
	2009	11.09	15.42	0
	2008	10.00	11.09	0
	2007	---	---	---
Rydex | SGI VT Multi-Hedge Strategies	2010	7.37	7.56	2,444
	2009	7.88	7.37	4,160
	2008	10.04	7.88	1,910
	2007	10.00	10.04	0
Rydex | SGI VT Small Cap Value	2010	9.63	11.34	905
	2009	6.39	9.63	1,206
	2008	10.77	6.39	1,312
	2007	10.00	10.77	835
Rydex | SGI VT U.S. Long Short Momentum (formerly Rydex | SGI VT All-Cap Opportunity )	2010	8.28	8.90	272
	2009	6.74	8.28	110
	2008	11.76	6.74	489
	2007	10.00	11.76	165

16

Subaccount	Year	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT Banking	2010	3.76	4.11	6,210
	2009	4.03	3.76	4,379
	2008	7.09	4.03	1,915
	2007	10.00	7.09	0
Rydex VT Basic Materials	2010	10.10	12.36	15,702
	2009	6.73	10.10	11,420
	2008	12.75	6.73	4,745
	2007	10.00	12.75	3,611
Rydex VT Biotechnology	2010	9.34	9.99	274
	2009	8.17	9.34	0
	2008	9.59	8.17	4,567
	2007	10.00	9.59	172
Rydex VT Commodities Strategy	2010	7.31	7.63	595
	2009	6.78	7.31	2,527
	2008	13.78	6.78	6,939
	2007	10.00	13.78	4,030
Rydex VT Consumer Products	2010	$ 9.06	$10.27	8,561
	2009	7.87	9.06	7,370
	2008	10.64	7.87	1,027
	2007	10.00	10.64	305
Rydex VT Dow 2x Strategy	2010	5.04	6.07	15,124
	2009	3.81	5.04	20,579
	2008	10.31	3.81	6,886
	2007	10.00	10.31	3,379
Rydex VT Electronics	2010	7.26	7.69	12,009
	2009	4.38	7.26	13,333
	2008	9.08	4.38	647
	2007	10.00	9.08	0
Rydex VT Energy	2010	9.45	10.87	8,807
	2009	7.06	9.45	3,791
	2008	13.55	7.06	2,066
	2007	10.00	13.55	340
Rydex VT Energy Services	2010	9.08	11.06	1,919
	2009	5.79	9.08	2,049
	2008	14.13	5.79	1,763
	2007	10.00	14.13	3,699
Rydex VT Europe 1.25x Strategy	2010	6.23	5.37	6,518
	2009	4.76	6.23	10,912
	2008	10.90	4.76	3,873
	2007	10.00	10.90	1,426
Rydex VT Financial Services	2010	4.49	4.96	0
	2009	3.89	4.49	0
	2008	7.74	3.89	2,568
	2007	10.00	7.74	217
Rydex VT Government Long Bond 1.2x Strategy	2010	9.92	10.55	1,080
	2009	14.99	9.92	1,895
	2008	10.71	14.99	8,415
	2007	10.00	10.71	1,969
Rydex VT Health Care	2010	8.72	8.99	3,516
	2009	7.24	8.72	7,630
	2008	9.97	7.24	3,153
	2007	10.00	9.97	177

17

Subaccount	Year	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT Internet	2010	8.75	10.21	507
	2009	5.46	8.75	4,984
	2008	10.26	5.46	763
	2007	10.00	10.26	2,164
Rydex VT Inverse Dow 2x Strategy	2010	7.39	4.97	0
	2009	13.81	7.39	0
	2008	8.89	13.81	0
	2007	10.00	8.89	0
Rydex VT Inverse Government Long Bond Strategy	2010	7.11	5.99	0
	2009	6.16	7.11	0
	2008	9.14	6.16	0
	2007	10.00	9.14	862
Rydex VT Inverse Mid-Cap Strategy	2010	7.83	5.65	0
	2009	12.53	7.83	0
	2008	9.65	12.53	0
	2007	10.00	9.65	0
Rydex VT Inverse NASDAQ-100® Strategy	2010	7.43	5.65	0
	2009	12.84	7.43	0
	2008	8.98	12.84	658
	2007	10.00	8.98	0
Rydex VT Inverse Russell 2000® Strategy	2010	$ 8.01	$ 5.60	7,251
	2009	12.34	8.01	10,987
	2008	10.25	12.34	0
	2007	10.00	10.25	0
Rydex VT Inverse S&P 500 Strategy	2010	9.23	7.41	5,048
	2009	13.19	9.23	3,019
	2008	9.81	13.19	1,412
	2007	10.00	9.81	0
Rydex VT Japan 2x Strategy	2010	6.71	7.50	0
	2009	5.62	6.71	825
	2008	8.67	5.62	1,275
	2007	10.00	8.67	0
Rydex VT Leisure	2010	5.96	7.51	0
	2009	4.51	5.96	0
	2008	9.17	4.51	0
	2007	10.00	9.17	0
Rydex VT Mid-Cap 1.5x Strategy	2010	6.25	8.31	8,861
	2009	4.25	6.25	7,624
	2008	9.73	4.25	4,200
	2007	10.00	9.73	1,631
Rydex VT NASDAQ-100®	2010	8.95	10.25	8,769
	2009	6.10	8.95	10,082
	2008	10.86	6.10	7,098
	2007	10.00	10.86	862
Rydex VT NASDAQ-100® 2x Strategy	2010	6.29	8.32	0
	2009	2.99	6.29	1,713
	2008	11.30	2.99	1,121
	2007	10.00	11.30	1,781
Rydex VT Nova	2010	5.57	6. 45	2,999
	2009	4.25	5.57	22,285
	2008	9.66	4.25	2,755
	2007	10.00	9.66	288

18

Subaccount	Year	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT Precious Metals	2010	10.44	13.92	20,195
	2009	7.23	10.44	17,085
	2008	12.19	7.23	25,179
	2007	10.00	12.19	4,458
Rydex VT Real Estate	2010	5.22	6.30	20,127
	2009	4.31	5.22	20,612
	2008	7.65	4.31	8,470
	2007	10.00	7.65	761
Rydex VT Retailing	2010	7.34	8. 87	1,031
	2009	5.27	7.34	0
	2008	8.13	5.27	0
	2007	10.00	8.13	0
Rydex VT Russell 2000® 1.5x Strategy	2010	5.37	7.16	10,686
	2009	4.17	5.37	8,363
	2008	8.88	4.17	3,291
	2007	10.00	8.88	101
Rydex VT Russell 2000® 2x Strategy	2010	3.56	5.10	0
	2009	2.71	3.56	0
	2008	8.30	2.71	600
	2007	10.00	8.30	0
Rydex VT S&P 500 2x Strategy	2010	4.19	5. 07	879
	2009	2.96	4.19	1,516
	2008	9.56	2.96	1,405
	2007	10.00	9.56	100
Rydex VT S&P 500 Pure Growth	2010	$ 8.27	$ 9.99	5,142
	2009	5.81	8.27	551
	2008	10.00	5.81	713
	2007	10.00	10.00	3,486
Rydex VT S&P 500 Pure Value	2010	6.64	7.72	6,216
	2009	4.55	6.64	431
	2008	9.16	4.55	856
	2007	10.00	9.16	96
Rydex VT S&P MidCap 400 Pure Growth	2010	9.52	12.2 0	260
	2009	6.28	9.52	89
	2008	10.19	6.28	8,016
	2007	10.00	10.19	3,104
Rydex VT S&P MidCap 400 Pure Value	2010	7.41	8.6 0	0
	2009	4.94	7.41	367
	2008	9.07	4.94	1,013
	2007	10.00	9.07	285
Rydex VT S&P SmallCap 600 Pure Growth	2010	7.91	9.58	0
	2009	6.11	7.91	1,412
	2008	9.63	6.11	1,402
	2007	10.00	9.63	1,406
Rydex VT S&P SmallCap 600 Pure Value	2010	6.56	7.9 3	532
	2009	4.18	6.56	2,341
	2008	7.66	4.18	0
	2007	10.00	7.66	0
Rydex VT Strengthening Dollar 2x Strategy	2010	6.89	6.36	2,770
	2009	8.48	6.89	0
	2008	8.31	8.48	996
	2007	10.00	8.31	110

19

Subaccount	Year	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT Technology	2010	8.22	8.90	1,918
	2009	5.47	8.22	8,189
	2008	10.37	5.47	1,409
	2007	10.00	10.37	87
Rydex VT Telecommunications	2010	6.81	7.53	293
	2009	5.48	6.81	0
	2008	10.37	5.48	1,092
	2007	10.00	10.37	0
Rydex VT Transportation	2010	6.84	8.2 1	2,365
	2009	6.03	6.84	0
	2008	8.35	6.03	1,954
	2007	10.00	8.35	0
Rydex VT U.S. Government Money Market	2010	9.47	9. 14	89,039
	2009	9.79	9.47	166,194
	2008	10.02	9.79	363,810
	2007	10.00	10.02	61,319
Rydex VT Utilities	2010	8.29	8.56	2,695
	2009	7.54	8.29	4,892
	2008	11.09	7.54	2,886
	2007	10.00	11.09	2,213
Rydex VT Weakening Dollar 2x Strategy	2010	10.29	9.39	0
	2009	9.99	10.29	0
	2008	11.79	9.99	0
	2007	10.00	11.79	7,960
Templeton Developing Markets Securities1	2010	17.18	19. 52	4,523
	2009	10.30	17.18	1,566
	2008	10.00	10.30	0
	2007	---	---	---
Templeton Foreign Securities1	2010	$14.27	$14.94	4,623
	2009	10.78	14.27	227
	2008	10.00	10.78	0
	2007	---	---	---
Van Kampen LIT Government	2010	9.88	10.01	0
	2009	10.14	9.88	0
	2008	10.34	10.14	6,316
	2007	10.00	10.34	4,296
Wells Fargo Advantage VT Opportunity	2010	8.39	10.03	1,108
	2009	5.88	8.39	1,101
	2008	10.15	5.88	0
	2007	10.00	10.15	652
1 Accumulation unit values and outstanding units for this Subaccount are for the period November 17, 2008 (the date first publicly offered) to December 31, 2008.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons

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Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2010, the Company had total assets of approximately $ 9.9 billion. Together with its affiliates, the Company has total funds under management of approximately $33.2 billion.

Please note that the Company’s audited 2009 financial statements, prepared according to U.S. generally accepted accounting principles (GAAP), have been restated to correct an error in the recognition of the deferred income tax impact related to the other-than-temporary investment impairments, as discussed in Note 1 to the financial statements that appear in the Statement of Additional Information (“SAI”).  The effect of the adjustment was a decrease in other comprehensive income and deferred income tax assets of $28,727,000 as of December 31, 2009.  Accordingly, other comprehensive income and deferred income tax assets in the Company’s audited GAAP financial statements that appeared in the May 1, 2010 SAI were overstated by this amount.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be

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comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to

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participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company has entered into an administrative services agreement with se2, inc. (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2, inc. may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 408 or 408A of the Internal Revenue Code (“IRA” or “Qualified Contract”). Certain federal tax advantages are currently available to retirement plans that qualify as traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 408 or 408A IRA, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

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Note that for Contracts issued to Massachusetts residents, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the Return of Premium Death Benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability . An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Our Ratings. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor’s. These ratings are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and claims-paying ability .

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

The rider is only available at issue. You cannot change or cancel the rider after it has been issued. Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

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1.	Contract Value; or

2 .	The sum of all Purchase Payments less an adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

In the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) , we reduce the above amount as last adjusted in the same proportion that the withdrawal reduces Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

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For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due.

Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by any uncollected premium tax.

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment, less any uncollected premium tax.

Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 79 or younger on the Contract Date. See the discussion under “Death Benefit.”

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $ 5 00. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under an IRA may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase

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Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) , or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

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You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

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The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the All Rydex  | SGI and Rydex Subaccounts, except Rydex VT Commodities Strategy; Rydex | SGI VT All Cap Value; Rydex | SGI VT All-Asset Aggressive Strategy; Rydex | SGI VT All-Asset Conservative Strategy; Rydex | SGI VT All-Asset Moderate Strategy; Rydex | SGI VT Global; Rydex | SGI VT High Yield; Rydex | SGI VT Large Cap Concentrated Growth; Rydex | SGI VT Large Cap Value; Rydex | SGI VT Managed Asset Allocation; Rydex | SGI VT Managed Futures Strategy; Rydex | SGI VT Mid Cap Value; Rydex | SGI VT Multi-Hedge Strategies; Rydex | SGI VT Small Cap Value; and Rydex | SGI VT U.S. Long Short Momentum, which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

the total dollar amount being transferred;

the number of transfers you made within the previous 12 months;

transfers to and from (or from and to) the same Subaccount;

whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners, which may have a negative impact on such other Owners.

In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

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Subaccount	Number of Round Trip Transfers
All Rydex  | SGI and Rydex Subaccounts, except Rydex VT Commodities Strategy; Rydex | SGI VT All Cap Value; Rydex | SGI VT All-Asset Aggressive Strategy; Rydex | SGI VT All-Asset Conservative Strategy; Rydex | SGI VT All-Asset Moderate Strategy; Rydex | SGI VT Global; Rydex | SGI VT High Yield; Rydex | SGI VT Large Cap Concentrated Growth; Rydex | SGI VT Large Cap Value; Rydex | SGI VT Managed Asset Allocation; Rydex | SGI VT Managed Futures Strategy; Rydex | SGI VT Mid Cap Value; Rydex | SGI VT Multi-Hedge Strategies; Rydex | SGI VT Small Cap Value; and Rydex | SGI VT U.S. Long Short Momentum.
Unlimited
Rydex VT Commodities Strategy; Rydex | SGI VT All Cap Value; Rydex | SGI VT All-Asset Aggressive Strategy; Rydex | SGI VT All-Asset Conservative Strategy; ; Rydex | SGI VT All-Asset Moderate Strategy; Rydex | SGI VT Global; Rydex | SGI VT High Yield; Rydex | SGI VT Large Cap Concentrated Growth; Rydex | SGI VT Large Cap Value; Rydex | SGI VT Managed Asset Allocation; Rydex | SGI VT Managed Futures Strategy; Rydex | SGI VT Mid Cap Value; Rydex | SGI VT Multi-Hedge Strategies; Rydex | SGI VT Small Cap Value; and Rydex | SGI VT U.S. Long Short Momentum
2 3
American Century VP Income & Growth; American Century VP International; American Century VP Mid Cap Value; American Century VP Value; Ivy Funds VIP Asset Strategy; Ivy Funds VIP Balanced; Ivy Funds VIP Core Equity; Ivy Funds VIP Dividend Opportunities; Ivy Funds VIP Energy; Ivy Funds VIP Global Bond; Ivy Funds VIP Growth; Ivy Funds VIP High Income; Ivy Funds VIP International Core Equity; Ivy Funds VIP International Growth; Ivy Funds VIP Limited-Term Bond; Ivy Funds VIP Mid Cap Growth; Ivy Funds VIP Real Estate Securities; Ivy Funds VIP Science and Technology; Ivy Funds VIP Small Cap Growth; Ivy Funds VIP Small Cap Value; and Ivy Funds VIP Value
2 1
Janus Aspen Enterprise; Janus Aspen Forty; Janus Aspen Janus Portfolio; Janus Aspen Overseas; Janus Aspen Perkins Mid Cap Value; T. Rowe Price Blue Chip Growth; T. Rowe Price Equity Income; T. Rowe Price Health Sciences Portfolio; T. Rowe Price Limited-Term Bond; and Van Eck VIP Global Hard Assets
1 2
Alger Capital Appreciation; Alger Large Cap Growth; Alger Small Cap Growth; BlackRock Basic Value V.I.; BlackRock Capital Appreciation V.I.; BlackRock Equity Dividend V.I.; BlackRock Global Allocation V.I.; BlackRock Global Opportunities V.I.; BlackRock Large Cap Core V.I.; BlackRock Large Cap Growth V.I.; DWS Blue Chip VIP; DWS Capital Growth VIP; DWS Dreman Small Mid Cap Value VIP; DWS Global Opportunities VIP; DWS Global Thematic VIP; DWS Government & Agency Securities VIP; DWS Large Cap Value VIP; Fidelity VIP Balanced; Fidelity VIP Contrafund; Fidelity VIP Disciplined Small Cap; Fidelity VIP Growth & Income; Fidelity VIP Index 500; Fidelity VIP Investment Grade Bond; Fidelity VIP Mid Cap; Fidelity VIP Overseas; Fidelity VIP Real Estate; Fidelity VIP Strategic Income; Franklin Flex Cap Growth Securities; Franklin Growth & Income Securities; Franklin High Income Securities; Franklin Income Securities; Franklin Large Cap Growth Securities; Franklin Large Cap Value Securities; Franklin Mutual Global Discovery Securities; Franklin Mutual Shares Securities; Franklin Rising Dividends Securities; Franklin Small Cap Value Securities; Franklin Small-Mid Cap Growth Securities; Franklin Strategic Income Securities; Franklin US Government Securities; Goldman Sachs VIT Government Income; Goldman Sachs VIT Growth Opportunities; Goldman Sachs VIT Large Cap Value; Goldman Sachs VIT Mid Cap Value; Goldman Sachs VIT Strategic Growth; Goldman Sachs VIT Strategic International Equities; Goldman Sachs VIT Structured Small Cap Equities; Invesco V.I. Core Equity; Invesco V.I. Global Health Care; Invesco V.I. Global Real Estate; Invesco V.I. Government Securities; Invesco V.I. High Yield; Invesco V.I. International Growth; Invesco V.I. Mid Cap Core Equity; Invesco V.I. Small Cap Equity; Invesco V.I. Utilities; Invesco Van Kampen V.I. Capital Growth; Invesco Van Kampen V.I. Comstock; Invesco Van Kampen V.I. Equity and Income; Invesco Van Kampen V.I. Global Value Equities; Invesco Van Kampen V.I. Growth and Income;  Invesco Van Kampen V.I. Mid Cap Growth; Invesco Van Kampen V.I. Mid Cap Value; Lord Abbett Series Bond-Debenture VC; Lord Abbett Series Capital Structure VC; Lord Abbett Series Classic Stock VC; Lord Abbett Series Developing Growth VC; Lord Abbett Series Fundamental Equity VC; Lord Abbett Series Growth and Income VC; Lord Abbett Series Growth Opportunities VC; Lord Abbett Series Mid Cap Value VC; Lord Abbett Series Total Return VC; Lord Abbett Series Value Opportunities VC; MFS VIT Investors Growth Stock; MFS VIT Investors Trust; MFS VIT New Discovery; MFS VIT Research; MFS VIT Research Bond; MFS VIT Research International; MFS VIT Total Return; MFS VIT Utilities; Neuberger Berman AMT Guardian; Neuberger Berman AMT Socially Responsive; Oppenheimer Global Securities Fund/VA; Oppenheimer Global Strategic Income Fund/VA; Oppenheimer International Growth Fund/VA; Oppenheimer Main Street Small Cap Fund®/VA ; PIMCO VIT All Asset; PIMCO VIT CommodityRealReturn Strategy; PIMCO VIT Emerging Markets Bond; PIMCO VIT Foreign Bond (Unhedged); PIMCO VIT Global Bond (Unhedged); PIMCO VIT High Yield; PIMCO VIT Low Duration; PIMCO VIT Real Return; PIMCO VIT Total Return; Templeton Developing Markets Securities; Templeton Foreign Securities; Templeton Global Bond Securities; Templeton Growth Securities; and Third Avenue Value
1 3
Wells Fargo Advantage Core Equity VT; Wells Fargo Advantage International Equity VT; Wells Fargo Advantage Intrinsic Value VT; Wells Fargo Advantage Omega Growth VT; Wells Fargo Advantage Opportunity VT; and Wells Fargo Advantage Small Cap Value VT
1 4

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Subaccount	Number of Round Trip Transfers
1    Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount.
      Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
2    Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount.
      Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
3    Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount.
      Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
4    Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount.
      Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers” into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more

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Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the All Rydex  | SGI and Rydex Subaccounts, except Rydex VT Commodities Strategy; Rydex | SGI VT All Cap Value; Rydex | SGI VT All-Asset Aggressive Strategy; Rydex | SGI VT All-Asset Conservative Strategy; Rydex | SGI VT All-Asset Moderate Strategy; Rydex | SGI VT Global; Rydex | SGI VT High Yield; Rydex | SGI VT Large Cap Concentrated Growth; Rydex | SGI VT Large Cap Value; Rydex | SGI VT Managed Asset Allocation; Rydex | SGI VT Managed Futures Strategy; Rydex | SGI VT Mid Cap Value; Rydex | SGI VT Multi-Hedge Strategies; Rydex | SGI VT Small Cap Value; and Rydex | SGI VT U.S. Long Short Momentum Subaccounts, which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment per formance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

Investment performance of the Subaccounts to which you have allocated Contract Value,

Payment of Purchase Payments,

Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) , and

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Charges assessed in connection with the Contract, including charges for the Return of Premium Death Benefit rider, if selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) , transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.20% annually, and (5) the administration charge under the Contract.

The mortality and expense risk charge of 0.20% and the administration charge of 0.25%, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for the Return of Premium Death Benefit rider (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central

32

time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) , death benefit payments, and Purchase Payments.

      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2: 45  p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser , may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable IRA and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser ) after the Annuity Start Date are permitted only under Annuity Option 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Premium Tax Charge.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser . A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser ) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable premium tax charge. Alternatively, you may request that any premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such premium tax charge. See “Premium Tax Charge.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser ) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

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The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser , may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any uncollected premium taxes (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments or (2) Contract Value, plus any charges deducted from such Contract Value.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

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If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company.

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment , less any uncollected premium tax . See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Contract, the terms of the particular Qualified Contract and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Contracts are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

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Charges and Deductions

The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value, nor does it assess a contingent deferred sales charge (otherwise known as a withdrawal charge) on full or partial withdrawals. Certain charges will be deducted in connection with the Contract, as described below.

Mortality and Expense Risk Charge — The Company will deduct a charge for mortality and expense risks assumed by the Company under the Contract. The mortality and expense risk charge is deducted daily and is equal to 0.20%, on an annual basis, of each Subaccount’s average daily net assets.

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The charge for each of the Subaccounts currently offered through this prospectus is 0.25%, and the Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of certain charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs

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associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Return of Premium Death Benefit Rider Charge — In addition to the charges and deductions discussed above, you may purchase the Return of Premium Death Benefit rider under the Contract. The Company makes the rider available only at issue.

The Company deducts a monthly charge from Contract Value for the Return of Premium Death Benefit rider. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. Thus, the Company may deduct the rider charge during periods where no benefits are provided or payable. The amount of the rider charge is equal to 0.10%, on an annual basis, of your Contract Value. The rider may not be available in all states.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the first Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Contract   and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to

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quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or sur render his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in

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the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made.

Option 5 — Payments For a Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value . If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by

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$1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with an IRA, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, IRAs generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under an IRA, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Contract and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many Qualified Contracts do not allow the designation

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of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

During which trading on the New York Stock Exchange is restricted as determined by the SEC,

During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VT U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VT U.S. Government Money Market Sub-Account until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Contracts under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the IRA, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be

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referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control.   If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred.  The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes.   The ownership rights under the Contract are generally similar to, but different in certain respects from, those described in Revenue Ruling 2003-91.  In particular, under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion.  These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year.  Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad

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to prevent contractowners from making specific investment decisions through investment in a particular fund.  Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently .

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments.  Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments.  At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds .   Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser ) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under

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the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization . Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated

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as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Contracts — The Contract may be used with IRAs that meet the requirements of Section 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to owners of IRAs vary according to the type of IRA and the terms and conditions of the IRA itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of IRAs. These IRAs may permit the purchase of the Contracts to accumulate retirement savings under the IRA. Adverse tax or other legal consequences to the IRA, to the owner, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under IRAs may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to IRAs are subject to limitations that vary depending on the circumstances. In addition, early distributions from IRAs may be subject to penalty taxes. Furthermore, distributions from IRAs are

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subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the IRA or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of IRAs and the use of the Contract therewith:

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,000.

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($90,000 for 2011 for a married couple filing a joint return and $56,000 for a single taxpayer in 2011). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $169,000 and $179,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements. Amounts in a traditional IRA must generally be distributed or begin to be distributed on the date that the contract owner reaches age 70½, regardless of the contract owner’s retirement date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary). Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $107,000 to $122,000 in adjusted gross income ($169,000 to $179,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes

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will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Tax Penalties. Premature Distribution Tax. Distributions from an IRA before the owner reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) made as a qualified reservist distribution; (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree; (ix) made to pay health insurance premiums in certain cases; (x) made to pay “qualified” higher education expenses; or (xi) made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from an IRA is less than the minimum required distribution for the year, the owner is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from an IRA are generally subject to voluntary income tax withholding. The recipient may generally elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of IRAs which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of IRAs are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering an IRA and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the IRA.

Other Tax Considerations —

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable

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to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012 , these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services

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and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 12 months of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or

49

more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that

50

neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract  —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

Contract Sales . The Contract is offered to the public through SDI’s registered representatives, as well as through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (such broker-dealers entering into selling agreements with the Company and SDI, the “Selling Broker-Dealers”).  Registered representatives of SDI and of Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions directly to SDI, as well as to Selling Broker-Dealers through SDI. During fiscal years 2010, 2009, and 2008, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $6,381,417.45, $8,803,783.32, and $30,575,504, respectively. SDI passes through commissions it receives either to the SDI registered representatives involved in the sales process or to the Selling Broker-Dealers for their sales of the Contract, as applicable.  SDI does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company   to support SDI’s ongoing operations.

Payment of   Compensation .   The Company may pay commissions to SDI and to Selling Broker-Dealers   in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to SDI and to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup

51

commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

The registered representative you work with in purchasing the Contract may receive a portion of the compensation the Company pays to his or her broker-dealer (including registered representatives of SDI), depending on the agreement between the broker-dealer and the registered representative and the broker-dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask the registered representative that assisted you for further information about what he or she, and the broker-dealer for whom he or she works, receives in connection with your purchase of a Contract.

Compensation Paid to SDI Registered Representatives .   R egistered representatives of SDI may assist potential Owners in purchasing a Contract, for example, by assisting with the Contract application.  In addition to a base salary and customary employee benefits, these registered representatives may receive up to 0.40% of the Purchase Payments applied to a Contract sold in the   region covered by the applicable registered representative.  They also may be eligible for periodic bonus payments.

Compensation Paid to Selling Broker-Dealers.   The Company does not expect to pay the Selling Broker-Dealers commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives who sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.   The Company may periodically establish commission specials for the Selling Broker-Dealers; however, unless otherwise stated, commissions paid under these specials will not exceed   an additional 0.10% annually of average Contract Value.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2010 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract PlanMember Securities Corporation, OFG Financial Services, Inc., TransAmerica Financial Advisors, Legend Equities Corporation, KMS Financial Services, Inc., Vantage Securities, Inc., Flexible Plan Investments Ltd., Lincoln Investment Planning, Inc., Northern Lights Distributors, LLC, CLS Investments, LLC, Comprehensive Asset Management and Servicing, Inc., Next Financial Group, Inc., Silver Oak Securities, Inc., Retirement Plan Advisors, Inc., and Cambridge Legacy Securities, LLC.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract

52

over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer   for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the administration charge, mortality and expense risk charge, and rider charges, and may simultaneously be shown for other periods.

Although the Contract was not available for purchase until March 19, 2007 (and the version of the Contract described in this Prospectus became available on April  11 , 2011), certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2010, and for each of the specified periods ended December 31, 2010 and 2009, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate

53

Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Alger Capital Appreciation	S	Seeks long-term capital appreciation	Fred Alger Management, Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation	Fred Alger Management, Inc.
Alger Small Cap Growth	S	Seeks long-term capital appreciation	Fred Alger Management, Inc.
American Century VP Income & Growth	II	The fund seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP International	II	The fund seeks capital growth.	American Century Investment Management, Inc.
American Century VP Mid Cap Value	II	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Value	II	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term growth of capital	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Equity Dividend V.I.	Class 3	Seek long-term total return and current income	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return	BlackRock Advisors LLC	BlackRock Investment Management, LLC; BlackRock International Limited
BlackRock Global Opportunities V.I.	Class 3	Seeks long-term growth of capital	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Large Cap Core V.I.	Class 3	Seeks high total investment return	BlackRock Advisors LLC	BlackRock Investment Management, LLC

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
BlackRock Large Cap Growth V.I.	Class 3	Seeks long-term capital growth	BlackRock Advisors LLC	BlackRock Investment Management, LLC
DWS Blue Chip VIP	B	The fund seeks growth of capital and income.	Deutsche Inv Mgmt Americas Inc	QS Investors L LC
DWS Capital Growth VIP	B	The fund seeks to provide long-term growth of capital.	Deutsche Inv Mgmt Americas Inc
DWS Dreman Small Mid Cap Value VIP	B	The fund seeks long-term capital appreciation.	Deutsche Inv Mgmt Americas Inc	Dreman Value Management, LLC
DWS Global Opportunities VIP	B	The fund seeks above-average capital appreciation over the long term.	Deutsche Inv Mgmt Americas Inc
DWS Global Thematic VIP	B	The fund seeks long-term capital growth.	Deutsche Inv Mgmt Americas Inc	Global Thematic Partners, LLC
DWS Government & Agency Securities VIP	B	The fund seeks high current income consistent with preservation of capital.	Deutsche Inv Mgmt Americas Inc
DWS Large Cap Value VIP	B	The fund seeks to achieve a high rate of total return.	Deutsche Inv Mgmt Americas Inc	Deutsche Asset Management Intl GMBH
Fidelity ® VIP Balanced	Service Class 2	The fund seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Contrafund ®	Service Class 2	The fund seeks long-term capital appreciation.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Disciplined Small Cap	Service Class 2	The fund seeks capital appreciation	Fidelity Mgmt & Research Company (FMR)	Geode Capital Management, LLC; FMR Co., Inc. (FMRC);
Fidelity ® VIP Growth & Income	Service Class 2	The fund seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Index 500	Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500 ® Index.	Fidelity Mgmt & Research Company (FMR)	Geode Capital Management, LLC; FMR Co., Inc. (FMRC);

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Fidelity ® VIP Investment Grade Bond	Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Mid Cap	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Overseas	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Real Estate	Service Class 2	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500 ® Index.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity ® VIP Strategic Income	Service Class 2	The fund seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Franklin Flex Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth & Income Securities	2	Seeks capital appreciation with current income as secondary goal.	Franklin Advisers, Inc.
Franklin High Income Securities	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income Securities	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Franklin Large Cap Value Securities	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC
Franklin Mutual Global Discovery Securities	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares Securities	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends Securities	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value Securities	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities	Class 2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income Securities	2	Seeks a high level of current income, with capital appreciation over the long-term as a secondary goal.	Franklin Advisers, Inc.
Franklin US Government Securities	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Government Income	Service	The Fund seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Growth Opportunities	Service	The Fund seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Large Cap Value	Service	The Fund seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Mid Cap Value	Service	The Fund seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Strategic Growth	Service	The Fund seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Strategic International Equities	Service	The Fund seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Structured Small Cap Equities	Service	The Fund seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. Core Equity	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Total return through growth of capital and current income	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco V.I. Government Securities	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Utilities	Series II	Long-term growth of capital and, secondarily, current income	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Invesco Van Kampen V.I. Capital Growth	Series II	To seek capital growth	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Comstock	Series II	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Equity and Income	Series II	Both capital appreciation and current income	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Global Value Equities	Series II	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco Van Kampen V.I. Growth and Income	Series II	To seek long-term growth of capital and income	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Mid Cap Growth	Series II	To seek capital growth	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Mid Cap Value	Series II	To provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	N/A	To provide high total return over the long term.	Waddell & Reed Investment Management Co
Ivy Funds VIP Balanced	N/A	To provide current income to the extend that market and economic conditions permit. Secondarily, long-term capital appreciation.	Waddell & Reed Investment Management Co
Ivy Funds VIP Core Equity	N/A	To seek capital growth.	Waddell & Reed Investment Management Co
Ivy Funds VIP Dividend Opportunities	N/A	To provide total return.	Waddell & Reed Investment Management Co
Ivy Funds VIP Energy	N/A	Seeks long-term capital appreciation.	Waddell & Reed Investment Management Co
Ivy Funds VIP Global Bond	N/A	To provide a high level of current income consistent with prudent investment risk.	Waddell & Reed Investment Management Co
Ivy Funds VIP Growth	N/A	Seeks capital growth, with a secondary objective of current income.	Waddell & Reed Investment Management Co
Ivy Funds VIP High Income	N/A	To provide a high level of current income. Secondarily, the fund seeks capital growth when consistent with the primary objective.	Waddell & Reed Investment Management Co
Ivy Funds VIP International Core Equity	N/A	To seek long-term capital growth.	Waddell & Reed Investment Management Co
Ivy Funds VIP International Growth	N/A	To provide, as a primary objective, long-term appreciation of capital with current income as a secondary goal.	Waddell & Reed Investment Management Co
Ivy Funds VIP Limited-Term Bond	N/A	To provide a high level of current income consistent with prudent investment risk.	Waddell & Reed Investment Management Co
Ivy Funds VIP Mid Cap Growth	N/A	To provide growth of your investment.	Waddell & Reed Investment Management Co

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Ivy Funds VIP Real Estate Securities	N/A	To provide total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Management Co	Advantus Capital Management Co.
Ivy Funds VIP Science and Technology	N/A	To provide long-term capital growth.	Waddell & Reed Investment Management Co
Ivy Funds VIP Small Cap Growth	N/A	To provide growth of capital.	Waddell & Reed Investment Management Co
Ivy Funds VIP Small Cap Value	N/A	To provide long-term accumulation of capital.	Waddell & Reed Investment Management Co
Ivy Funds VIP Value	N/A	To provide long-term accumulation of capital.	Waddell & Reed Investment Management Co
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Management LLC	Perkins Investment Management LLC
Lord Abbett Series Bond-Debenture VC	VC	The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Capital Structure VC	VC	The Fund's investment objective is to seek current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	The Fund's investment objective is growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	The Fund's investment objective is long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	The Fund's investment objective is capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid-Cap Value VC	VC	The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	The Fund's investment objective is to seek income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	The Fund's investment objective is long-term capital appreciation.	Lord, Abbett & Co. LLC

59

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
MFS ® VIT Investors Growth Stock	Service	Seeks capital appreciation.	MFS ® Investment Management
MFS ® VIT Investors Trust	Service	Seeks capital appreciation.	MFS ® Investment Management
MFS ® VIT New Discovery	Service	Seeks capital appreciation.	MFS ® Investment Management
MFS ® VIT Research	Service	Seeks capital appreciation.	MFS ® Investment Management
MFS ® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS ® Investment Management
MFS ® VIT Research International	Service	Seeks capital appreciation.	MFS ® Investment Management
MFS ® VIT Total Return	Service	Seeks total return.	MFS ® Investment Management
MFS ® VIT Utilities	Service	Seeks total return.	MFS ® Investment Management
Neuberger Berman AMT Guardian	I	The Fund seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Global Securities Fund/VA	Service	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks a high level of current income principally derived from interest on debt securities.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA	Service	Seeks capital appreciation.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	The Portfolio seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

60

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
PIMCO VIT High Yield	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Low Duration	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return	Advisor	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return	Advisor	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Rydex | SGI VT All Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT All-Asset Aggressive Strategy	N/A	Growth of capital	Security Investors, LLC
Rydex | SGI VT All-Asset Conservative Strategy	N/A	Primary preservation of capital and secondary long-term growth of capital	Security Investors, LLC
Rydex | SGI VT All-Asset Moderate Strategy	N/A	Primary growth of capital and secondary preservation of capital	Security Investors, LLC
Rydex | SGI VT CLS AdvisorOne Amerigo	N/A	Long-term growth of capital without regard to current income	Security Investors, LLC	Clarke Lanzen Skalla Inv Firm Inc (NV)
Rydex | SGI VT CLS AdvisorOne Clermont	N/A	Combination of current income and growth of capital	Security Investors, LLC	Clarke Lanzen Skalla Inv Firm Inc (NV)
Rydex | SGI VT CLS AdvisorOne Select Allocation	N/A	Growth of capital and total return	Security Investors, LLC	Clarke Lanzen Skalla Inv Firm Inc (NV)
Rydex | SGI VT MSCI EAFE Equal Weight	N/A	Performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index	Security Investors, LLC
Rydex | SGI VT High Yield	N/A	Primary high current income and secondary capital appreciation	Security Investors, LLC
Rydex | SGI VT Large Cap Concentrated Growth	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Large Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Managed Asset Allocation	N/A	High level of total return	Security Investors, LLC	T. Rowe Price Associates, Inc.
Rydex | SGI VT Managed Futures Strategy	N/A	Investment results that match the performance of the Standard & Poor’s Diversified Trends Indicator ® —a benchmark for measuring trends in the commodity and financial futures markets	Security Investors, LLC
Rydex | SGI VT Mid Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Multi-Hedge Strategies	N/A	Long-term capital appreciation with less risk than traditional equity funds	Security Investors, LLC
Rydex | SGI VT Small Cap Value	N/A	Long-term capital appreciation	Security Investors, LLC

61

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex | SGI VT U.S. Long Short Momentum	N/A	Long-term capital appreciation	Security Investors, LLC
Rydex VT Banking	N/A	Capital appreciation by investing in companies that are involved in the banking sector	Security Investors, LLC
Rydex VT Basic Materials	N/A	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials	Security Investors, LLC
Rydex VT Biotechnology	N/A	Capital appreciation by investing in companies that are involved in the biotechnology industry	Security Investors, LLC
Rydex VT Commodities Strategy	N/A	Investment results that correlate to the performance of the S&P GSCITM Commodity Index—a benchmark for commodities	Security Investors, LLC
Rydex VT Consumer Products	N/A	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally	Security Investors, LLC
Rydex VT Dow 2x Strategy	N/A	Investment results that match the performance of a 200% of the Dow Jones Industrial Average SM on a daily basis	Security Investors, LLC
Rydex VT Electronics	N/A	Capital appreciation by investing in companies that are involved in the electronics sector	Security Investors, LLC
Rydex VT Energy	N/A	Capital appreciation by investing in companies involved in the energy field	Security Investors, LLC
Rydex VT Energy Services	N/A	Capital appreciation by investing in companies that are involved in the energy services field	Security Investors, LLC
Rydex VT Europe 1.25x Strategy	N/A	Investment results that correlate to the performance of 125% of the fair value of the STOXX 50 ® Index	Security Investors, LLC
Rydex VT Financial Services	N/A	Capital appreciation by investing in companies that are involved in the financial services sector	Security Investors, LLC
Rydex VT Government Long Bond 1.2x Strategy	N/A	Investment results that correspond to the 120% of the daily price movement of the Long Treasury Bond—a benchmark for U.S. Government securities	Security Investors, LLC
Rydex VT Health Care	N/A	Capital appreciation by investing in companies that are involved in the health care industry	Security Investors, LLC
Rydex VT Internet	N/A	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet	Security Investors, LLC
Rydex VT Inverse Dow 2x Strategy	N/A	Investment results that match the performance of 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM on a daily basis	Security Investors, LLC

62

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex VT Inverse Government Long Bond Strategy	N/A
Total returns that inversely correlate to the price movements of the Long Treasury Bond on a daily basis—a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument
Security Investors, LLC
Rydex VT Inverse Mid-Cap Strategy	N/A	Investment results that match the performance of inverse (opposite) of the performance of the S&P MidCap 400 Index on a daily basis	Security Investors, LLC
Rydex VT Inverse NASDAQ-100 ® Strategy	N/A	Investment results that match the performance of the inverse (opposite) of the performance of the NASDAQ-100 Index ® on a daily basis	Security Investors, LLC
Rydex VT Inverse Russell 2000 ® Strategy	N/A	Investment results that match the performance of the inverse (opposite) of the performance of the Russell 2000 ® Index on a daily basis	Security Investors, LLC
Rydex VT Inverse S&P 500 Strategy	N/A	Investments results that match the performance of the inverse (opposite) of the performance of the S&P 500 ® Index on a daily basis	Security Investors, LLC
Rydex VT Japan 2x Strategy	N/A	Investment results that correlate to the performance of 200% of the fair value of the Nikkei 225 Stock Average Index	Security Investors, LLC
Rydex VT Leisure	N/A	Capital appreciation by investing in companies engaged in leisure and entertainment businesses	Security Investors, LLC
Rydex VT Mid-Cap 1.5x Strategy	N/A	Investment results that correlate to the performance of 150% of the performance of the S&P MidCap 400 ® Index on a daily basis	Security Investors, LLC
Rydex VT NASDAQ-100 ®	N/A	Investment results that correspond to the NASDAQ-100 Index ® on a daily basis—a benchmark for over-the-counter securities	Security Investors, LLC
Rydex VT NASDAQ-100 ® 2x Strategy	N/A	Investment results that match the performance of 200% of the performance of the NASDAQ-100 Index ® on a daily basis	Security Investors, LLC
Rydex VT Nova	N/A	Investment results that match the performance of 150% of the performance of the S&P 500 ® Index on a daily basis	Security Investors, LLC
Rydex VT Precious Metals	N/A	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector	Security Investors, LLC
Rydex VT Real Estate	N/A	Capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”)	Security Investors, LLC
Rydex VT Retailing	N/A	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores	Security Investors, LLC

63

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex VT Russell 2000 ® 1.5x Strategy	N/A	Investment results that correlate to the performance of the Russell 2000 ® Index on a daily basis—a benchmark for small-cap securities	Security Investors, LLC
Rydex VT Russell 2000 ® 2x Strategy	N/A	Investment results that match the performance of 200% of the performance of the Russell 2000 ® Index on a daily basis	Security Investors, LLC
Rydex VT S&P 500 2x Strategy	N/A	Investment results that match the performance of 200% of the performance of the S&P 500 Index on a daily basis	Security Investors, LLC
Rydex VT S&P 500 Pure Growth	N/A	Investment results that match the performance of the S&P 500 Pure Growth Index—benchmark for large-cap growth securities	Security Investors, LLC
Rydex VT S&P 500 Pure Value	N/A	Investment results that match the performance of the S&P 500 Pure Value Index—benchmark for large-cap value securities	Security Investors, LLC
Rydex VT S&P MidCap 400 Pure Growth	N/A	Investment results that match the performance of the S&P MidCap 400 Pure Growth Index—benchmark for mid-cap growth securities	Security Investors, LLC
Rydex VT S&P MidCap 400 Pure Value	N/A	Investment results that match the performance of the S&P MidCap 400 Pure Value Index—benchmark for mid-cap value securities	Security Investors, LLC
Rydex VT S&P SmallCap 600 Pure Growth	N/A	Investment results that match the performance of the S&P SmallCap 600 Pure Growth Index—benchmark for small-cap growth securities	Security Investors, LLC
Rydex VT S&P SmallCap 600 Pure Value	N/A	Investment results that match the performance of the S&P SmallCap 600 Pure Value Index—benchmark for small-cap value securities	Security Investors, LLC
Rydex VT Strengthening Dollar 2x Strategy	N/A	Investment results that match the performance of 200% of the performance of the U.S. Dollar Index ® on a daily basis	Security Investors, LLC
Rydex VT Technology	N/A	Capital appreciation by investing in companies that are involved in the technology sector	Security Investors, LLC
Rydex VT Telecommunications	N/A	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment	Security Investors, LLC
Rydex VT Transportation	N/A	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment	Security Investors, LLC
Rydex VT U.S. Government Money Market	N/A	Security of principal, high current income, and liquidity	Security Investors, LLC
Rydex VT Utilities	N/A	Capital appreciation by investing in companies that operate public utilities	Security Investors, LLC

64

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex VT Weakening Dollar 2x Strategy	N/A	Investment results that match the performance of 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® on a daily basis	Security Investors, LLC
T. Rowe Price Blue Chip Growth	II
Seeks to provide long-term growth of capital by investing at least 80% of net assets in the common stocks of well-established large and medium-sized blue chip growth companies with the potential for above-average earnings growth. Income is a secondary objective. The fund may be appropriate for investors who seek capital appreciation over time and can accept the price volatility inherent in common stock investing.
T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	II
Seeks to provide substantial dividend income as well as long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies. In selecting such stocks, the fund emphasizes companies that appear to be temporarily undervalued by various measures, such as price/earnings (P/E) ratios. The fund is intended for investors who can accept the price volatility inherent in common stock investing.
T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio	II
Seeks to provide long-term growth of capital by investing at least 80% of net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, and the life sciences. The fund focuses primarily on U.S. stocks but may also invest up to 35% of total assets in foreign securities. While the fund may purchase small-company stocks, its primary focus should be on large and mid-size companies. It is intended for long-term investors who can accept the higher risks inherent in a fund that concentrates on a volatile area of the stock market.
T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.	T. Rowe Price Associates, Inc.
Templeton Developing Markets Securities	Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd. (SG)
Templeton Foreign Securities	Class 2	Seeks long-term capital growth.	Templeton Investment Counsel LLC
Templeton Global Bond Securities	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

65

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Templeton Growth Securities	2	Seeks long-term capital growth.	Templeton Global Advisors Limited
Third Avenue Value	N/A	Third Avenue Value Portfolio seeks long-term capital appreciation.	Third Avenue Management
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Wells Fargo Advantage Core Equity VT	2	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage International Equity VT	2	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Long-term capital appreciation	Wells Fargo Funds Management LLC	Metropolitan West Capital Management LLC
Wells Fargo Advantage Omega Growth VT	2	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Opportunity VT	VT	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Small Cap Value VT	2	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.

66

Prospectus

ELITEDESIGNS® VARIABLE ANNUITY

April 18, 2011

Important Privacy Notice Included See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

6915 32-69152-00 2011/05/01

ELITEDESIGNS® VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the EliteDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408 or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:
•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	Alger Small Cap Growth
•	American Century VP Income & Growth
•	American Century VP International
•	American Century VP Mid Cap Value
•	American Century VP Value
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Direxion Dynamic VP HY Bond1
•	Dreyfus VIF International Value1
•	DWS Blue Chip VIP
•	DWS Capital Growth VIP
•	DWS Dreman Small Mid Cap Value VIP
•	DWS Global Opportunities VIP6
•	DWS Global Thematic VIP
•	DWS Government & Agency Securities VIP
•	DWS Large Cap Value VIP
•	Federated Fund for U.S. Government Securities II1
•	Federated High Income Bond II1
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities1
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	Franklin Flex Cap Growth Securities
•	Franklin Growth & Income Securities
•	Franklin High Income Securities
•	Franklin Income Securities
•	Franklin Large Cap Growth Securities
•	Franklin Large Cap Value Securities
•	Franklin Mutual Global Discovery Securities
•	Franklin Mutual Shares Securities
•	Franklin Rising Dividends Securities
•	Franklin Small Cap Value Securities
•	Franklin Small-Mid Cap Growth Securities
•	Franklin Strategic Income Securities
•	Franklin US Government Securities
•	Goldman Sachs VIT Government Income
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT Large Cap Value

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  April 18, 2011

Protected by U.S. Patent No. 7,251,623 B1.

6915	32-69152-00 2011/05/01

•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equities
•	Goldman Sachs VIT Structured Small Cap Equities
•	Invesco V.I. Capital Appreciation1
•	Invesco V.I. Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Invesco V.I. Utilities
•	Invesco Van Kampen V.I. Comstock
•	Invesco Van Kampen V.I. Capital Growth
•	Invesco Van Kampen V.I. Equity and Income
•	Invesco Van Kampen V.I. Global Value Equities
•	Invesco Van Kampen V.I. Government1, 2 (formerly Van Kampen LIT Government)
•	Invesco Van Kampen V.I. Growth and Income
•	Invesco Van Kampen V.I. Mid Cap Growth
•	Invesco Van Kampen V.I. Mid Cap Value
•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
•	Ivy Funds VIP Energy
•	Ivy Funds VIP Global Bond
•	Ivy Funds VIP Growth
•	Ivy Funds VIP High Income
•	Ivy Funds VIP International Core Equity
•	Ivy Funds VIP International Growth
•	Ivy Funds VIP Limited-Term Bond
•	Ivy Funds VIP Mid Cap Growth
•	Ivy Funds VIP Real Estate Securities
•	Ivy Funds VIP Science and Technology
•	Ivy Funds VIP Small Cap Growth
•	Ivy Funds VIP Small Cap Value
•	Ivy Funds VIP Value
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Janus Portfolio
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Capital Structure VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Value VC
•	Lord Abbett Series Total Return VC
•	Lord Abbett Series Value Opportunities VC
•	MFS® VIT Investors Growth Stock
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Research Bond
•	MFS® VIT Research International
•	MFS® VIT Total Return
•	MFS® VIT Utilities
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Partners1
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA (formerly Oppenheimer Main Street Small Cap Fund®/VA)
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration4
•	PIMCO VIT Real Return4
•	PIMCO VIT Total Return4
•	Rydex | SGI VT All-Asset Aggressive Strategy
•	Rydex | SGI VT All-Asset Conservative Strategy
•	Rydex | SGI VT All-Asset Moderate Strategy
•	Rydex | SGI VT All Cap Value
•	Rydex | SGI VT Alternative Strategies Allocation1
•	Rydex | SGI VT CLS AdvisorOne Amerigo
•	Rydex | SGI VT CLS AdvisorOne Clermont
•	Rydex | SGI VT CLS AdvisorOne Select Allocation
•	Rydex | SGI VT Global5
•	Rydex | SGI VT High Yield
•	Rydex | SGI VT International Long Short Select1, 3 (formerly Rydex | SGI VT International Opportunity)
•	Rydex | SGI VT Large Cap Concentrated Growth
•	Rydex | SGI VT Large Cap Value
•	Rydex | SGI VT Managed Asset Allocation
•	Rydex | SGI VT Managed Futures Strategy
•	Rydex | SGI VT Mid Cap Growth1
•	Rydex | SGI VT Mid Cap Value
•	Rydex | SGI VT Multi-Hedge Strategies
•	Rydex | SGI VT Small Cap Value
•	Rydex | SGI VT U.S. Long Short Momentum (formerly Rydex | SGI VT All-Cap Opportunity)
•	Rydex VT Banking
•	Rydex VT Basic Materials
•	Rydex VT Biotechnology
•	Rydex VT Commodities Strategy
•	Rydex VT Consumer Products
•	Rydex VT Dow 2x Strategy
•	Rydex VT Electronics
•	Rydex VT Energy
•	Rydex VT Energy Services
•	Rydex VT Europe 1.25x Strategy
•	Rydex VT Financial Services
•	Rydex VT Government Long Bond 1.2x Strategy
•	Rydex VT Health Care
•	Rydex VT Internet
•	Rydex VT Inverse Dow 2x Strategy
•	Rydex VT Inverse Government Long Bond Strategy
•	Rydex VT Inverse Mid-Cap Strategy

2

•	Rydex VT Inverse NASDAQ-100® Strategy
•	Rydex VT Inverse Russell 2000® Strategy
•	Rydex VT Inverse S&P 500 Strategy
•	Rydex VT Japan 2x Strategy
•	Rydex VT Leisure
•	Rydex VT Mid-Cap 1.5x Strategy
•	Rydex VT NASDAQ-100®
•	Rydex VT NASDAQ-100® 2x Strategy
•	Rydex VT Nova
•	Rydex VT Precious Metals
•	Rydex VT Real Estate
•	Rydex VT Retailing
•	Rydex VT Russell 2000® 1.5x Strategy
•	Rydex VT Russell 2000® 2x Strategy
•	Rydex VT S&P 500 2x Strategy
•	Rydex VT S&P 500 Pure Growth
•	Rydex VT S&P 500 Pure Value
•	Rydex VT S&P MidCap 400 Pure Growth
•	Rydex VT S&P MidCap 400 Pure Value
•	Rydex VT S&P SmallCap 600 Pure Growth
•	Rydex VT S&P SmallCap 600 Pure Value
•	Rydex VT Strengthening Dollar 2x Strategy
•	Rydex VT Technology
•	Rydex VT Telecommunications
•	Rydex VT Transportation
•	Rydex VT U.S. Government Money Market
•	Rydex VT Utilities
•	Rydex VT Weakening Dollar 2x Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences Portfolio
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets Securities
•	Templeton Foreign Securities
•	Templeton Global Bond Securities
•	Templeton Growth Securities
•	Third Avenue Value
•	Van Eck VIP Global Hard Assets
•	Wells Fargo Advantage Core Equity VT
•	Wells Fargo Advantage International Equity VT
•	Wells Fargo Advantage Intrinsic Value VT
•	Wells Fargo Advantage Omega Growth VT
•	Wells Fargo Advantage Opportunity VT
•	Wells Fargo Advantage Small Cap Value VT

1	Effective April 4, 2011, the Subaccount investing in this Fund was closed to the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

2
Subject to shareholder approval, effective May 2, 2011, the Invesco Van Kampen V.I. Government Fund will merge into the Invesco V.I. Government Securities Fund, and the Subaccount investing in the Invesco Van Kampen V.I. Government Fund will merge into the Subaccount investing in the Invesco V.I. Government Securities Fund.

3	Subject to shareholder approval, effective April 27, 2011, the Rydex | SGI VT International Long Short Select Fund will be liquidated.

4
Effective April 4, 2011, the Subaccount investing in the Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

5
Effective April 29, 2011, the Rydex | SGI VT Global Fund will change its name to the Rydex | SGI VT MSCI EAFE Equal Weight Fund, and the Rydex | SGI VT Global Fund Subaccount will be renamed the Rydex | SGI VT MSCI EAFE Equal Weight Subaccount.

6
Effective May 2, 2011, the DWS Global Opportunities VIP Fund will change its name to the DWS Global Small Cap Growth VIP Fund, and the DWS Global Opportunities VIP Subaccount will be renamed the DWS Global Small Cap Growth VIP Subaccount.

Due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated   April 18, 2011 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 57 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

3

4

OTHER INFORMATION	52
Investment Advisory Fees	52
Voting of Underlying Fund Shares	52
Closed Subaccounts	52
Substitution of Investments	54
Changes to Comply with Law and Amendments	54
Reports to Owners	54
Electronic Privileges	54
State Variations	54
Legal Proceedings	54
Legal Matters	55
Sale of the Contract	55

PERFORMANCE INFORMATION	56

ADDITIONAL INFORMATION	57
Registration Statement	57
Financial Statements	57

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION	57

OBJECTIVES FOR UNDERLYING FUNDS	58

APPENDIX A – Rider Available for Purchase Only Prior to February 1, 2010

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

5

Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Contract — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed

6

annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and the Statement of Additional Information.

Purpose of the Contract — The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Selection of Withdrawal Charge Schedule — When you purchase the Contract, you must select either a 0-year or 5-year withdrawal charge schedule. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) or a mortality and expense risk charge will depend on the schedule that you select.

Please talk to your sales representative about which withdrawal charge schedule may be most appropriate for you, taking into account factors such as your investment time horizon, liquidity needs, and how you intend to use the Contract. You may not change the withdrawal charge schedule after the Contract has been issued.

If you do not select a withdrawal charge schedule, we will consider your application to be incomplete. This means that we will hold your Purchase Payment in our General Account and will notify you that we do not have the necessary information to issue a Contract and apply the Purchase Payment to your Contract. Please see “Purchase Payments” for more information about our process for handling incomplete applications.

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Underlying Funds currently available under the contract are as follows:

•	Alger Capital Appreciation
•	Alger Large Cap Growth
•	Alger Small Cap Growth
•	American Century VP Income & Growth
•	American Century VP International
•	American Century VP Mid Cap Value
•	American Century VP Value
•	BlackRock Basic Value V.I.
•	BlackRock Capital Appreciation V.I.
•	BlackRock Equity Dividend V.I.
•	BlackRock Global Allocation V.I.
•	BlackRock Global Opportunities V.I.
•	BlackRock Large Cap Core V.I.
•	BlackRock Large Cap Growth V.I.
•	Direxion Dynamic VP HY Bond1
•	Dreyfus VIF International Value1
•	DWS Blue Chip VIP
•	DWS Capital Growth VIP
•	DWS Dreman Small Mid Cap Value VIP
•	DWS Global Opportunities VIP6
•	DWS Global Thematic VIP
•	DWS Government & Agency Securities VIP
•	DWS Large Cap Value VIP
•	Federated Fund for U.S. Government Securities II1
•	Federated High Income Bond II1
•	Fidelity® VIP Balanced
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Disciplined Small Cap
•	Fidelity® VIP Growth & Income
•	Fidelity® VIP Growth Opportunities1
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment Grade Bond
•	Fidelity® VIP Mid Cap
•	Fidelity® VIP Overseas
•	Fidelity® VIP Real Estate
•	Fidelity® VIP Strategic Income
•	Franklin Flex Cap Growth Securities
•	Franklin Growth & Income Securities

7

•	Franklin High Income Securities
•	Franklin Income Securities
•	Franklin Large Cap Growth Securities
•	Franklin Large Cap Value Securities
•	Franklin Mutual Global Discovery Securities
•	Franklin Mutual Shares Securities
•	Franklin Rising Dividends Securities
•	Franklin Small Cap Value Securities
•	Franklin Small-Mid Cap Growth Securities
•	Franklin Strategic Income Securities
•	Franklin US Government Securities
•	Goldman Sachs VIT Government Income
•	Goldman Sachs VIT Growth Opportunities
•	Goldman Sachs VIT Large Cap Value
•	Goldman Sachs VIT Mid Cap Value
•	Goldman Sachs VIT Strategic Growth
•	Goldman Sachs VIT Strategic International Equities
•	Goldman Sachs VIT Structured Small Cap Equities
•	Invesco V.I. Capital Appreciation1
•	Invesco V.I. Core Equity
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. Government Securities
•	Invesco V.I. High Yield
•	Invesco V.I. International Growth
•	Invesco V.I. Mid Cap Core Equity
•	Invesco V.I. Small Cap Equity
•	Invesco V.I. Utilities
•	Invesco Van Kampen V.I. Comstock
•	Invesco Van Kampen V.I. Capital Growth
•	Invesco Van Kampen V.I. Equity and Income
•	Invesco Van Kampen V.I. Global Value Equities
•	Invesco Van Kampen V.I. Government1, 2 (formerly Van Kampen LIT Government)
•	Invesco Van Kampen V.I. Growth and Income
•	Invesco Van Kampen V.I. Mid Cap Growth
•	Invesco Van Kampen V.I. Mid Cap Value
•	Ivy Funds VIP Asset Strategy
•	Ivy Funds VIP Balanced
•	Ivy Funds VIP Core Equity
•	Ivy Funds VIP Dividend Opportunities
•	Ivy Funds VIP Energy
•	Ivy Funds VIP Global Bond
•	Ivy Funds VIP Growth
•	Ivy Funds VIP High Income
•	Ivy Funds VIP International Core Equity
•	Ivy Funds VIP International Growth
•	Ivy Funds VIP Limited-Term Bond
•	Ivy Funds VIP Mid Cap Growth
•	Ivy Funds VIP Real Estate Securities
•	Ivy Funds VIP Science and Technology
•	Ivy Funds VIP Small Cap Growth
•	Ivy Funds VIP Small Cap Value
•	Ivy Funds VIP Value
•	Janus Aspen Enterprise
•	Janus Aspen Forty
•	Janus Aspen Janus Portfolio
•	Janus Aspen Overseas
•	Janus Aspen Perkins Mid Cap Value
•	Lord Abbett Series Bond-Debenture VC
•	Lord Abbett Series Capital Structure VC
•	Lord Abbett Series Classic Stock VC
•	Lord Abbett Series Developing Growth VC
•	Lord Abbett Series Fundamental Equity VC
•	Lord Abbett Series Growth and Income VC
•	Lord Abbett Series Growth Opportunities VC
•	Lord Abbett Series Mid Cap Value VC
•	Lord Abbett Series Total Return VC
•	Lord Abbett Series Value Opportunities VC
•	MFS® VIT Investors Growth Stock
•	MFS® VIT Investors Trust
•	MFS® VIT New Discovery
•	MFS® VIT Research
•	MFS® VIT Research Bond
•	MFS® VIT Research International
•	MFS® VIT Total Return
•	MFS® VIT Utilities
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Partners1
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer International Growth Fund/VA
•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA (formerly Oppenheimer Main Street Small Cap Fund®/VA)
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (Unhedged)
•	PIMCO VIT Global Bond (Unhedged)
•	PIMCO VIT High Yield
•	PIMCO VIT Low Duration4
•	PIMCO VIT Real Return4
•	PIMCO VIT Total Return4
•	Rydex | SGI VT All-Asset Aggressive Strategy
•	Rydex | SGI VT All-Asset Conservative Strategy
•	Rydex | SGI VT All-Asset Moderate Strategy
•	Rydex | SGI VT All Cap Value
•	Rydex | SGI VT Alternative Strategies Allocation1
•	Rydex | SGI VT CLS AdvisorOne Amerigo
•	Rydex | SGI VT CLS AdvisorOne Clermont
•	Rydex | SGI VT CLS AdvisorOne Select Allocation
•	Rydex | SGI VT Global5
•	Rydex | SGI VT High Yield
•	Rydex | SGI VT International Long Short Select1, 3 (formerly Rydex | SGI VT International Opportunity)
•	Rydex | SGI VT Large Cap Concentrated Growth
•	Rydex | SGI VT Large Cap Value
•	Rydex | SGI VT Managed Asset Allocation
•	Rydex | SGI VT Managed Futures Strategy
•	Rydex | SGI VT Mid Cap Growth1
•	Rydex | SGI VT Mid Cap Value
•	Rydex | SGI VT Multi-Hedge Strategies
•	Rydex | SGI VT Small Cap Value
•	Rydex | SGI VT U.S. Long Short Momentum (formerly Rydex | SGI VT All-Cap Opportunity)
•	Rydex VT Banking
•	Rydex VT Basic Materials
•	Rydex VT Biotechnology

8

•	Rydex VT Commodities Strategy
•	Rydex VT Consumer Products
•	Rydex VT Dow 2x Strategy
•	Rydex VT Electronics
•	Rydex VT Energy
•	Rydex VT Energy Services
•	Rydex VT Europe 1.25x Strategy
•	Rydex VT Financial Services
•	Rydex VT Government Long Bond 1.2x Strategy
•	Rydex VT Health Care
•	Rydex VT Internet
•	Rydex VT Inverse Dow 2x Strategy
•	Rydex VT Inverse Government Long Bond Strategy
•	Rydex VT Inverse Mid-Cap Strategy
•	Rydex VT Inverse NASDAQ-100® Strategy
•	Rydex VT Inverse Russell 2000® Strategy
•	Rydex VT Inverse S&P 500 Strategy
•	Rydex VT Japan 2x Strategy
•	Rydex VT Leisure
•	Rydex VT Mid-Cap 1.5x Strategy
•	Rydex VT NASDAQ-100®
•	Rydex VT NASDAQ-100® 2x Strategy
•	Rydex VT Nova
•	Rydex VT Precious Metals
•	Rydex VT Real Estate
•	Rydex VT Retailing
•	Rydex VT Russell 2000® 1.5x Strategy
•	Rydex VT Russell 2000® 2x Strategy
•	Rydex VT S&P 500 2x Strategy
•	Rydex VT S&P 500 Pure Growth
•	Rydex VT S&P 500 Pure Value
•	Rydex VT S&P MidCap 400 Pure Growth
•	Rydex VT S&P MidCap 400 Pure Value
•	Rydex VT S&P SmallCap 600 Pure Growth
•	Rydex VT S&P SmallCap 600 Pure Value
•	Rydex VT Strengthening Dollar 2x Strategy
•	Rydex VT Technology
•	Rydex VT Telecommunications
•	Rydex VT Transportation
•	Rydex VT U.S. Government Money Market
•	Rydex VT Utilities
•	Rydex VT Weakening Dollar 2x Strategy
•	T. Rowe Price Blue Chip Growth
•	T. Rowe Price Equity Income
•	T. Rowe Price Health Sciences Portfolio
•	T. Rowe Price Limited-Term Bond
•	Templeton Developing Markets Securities
•	Templeton Foreign Securities
•	Templeton Global Bond Securities
•	Templeton Growth Securities
•	Third Avenue Value
•	Van Eck VIP Global Hard Assets
•	Wells Fargo Advantage Core Equity VT
•	Wells Fargo Advantage International Equity VT
•	Wells Fargo Advantage Intrinsic Value VT
•	Wells Fargo Advantage Omega Growth VT
•	Wells Fargo Advantage Opportunity VT
•	Wells Fargo Advantage Small Cap Value VT

1	Effective April 4, 2011, the Subaccount investing in this Fund was closed to the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

2
Subject to shareholder approval, effective May 2, 2011, the Invesco Van Kampen V.I. Government Fund will merge into the Invesco V.I. Government Securities Fund, and the Subaccount investing in the Invesco Van Kampen V.I. Government Fund will merge into the Subaccount investing in the Invesco V.I. Government Securities Fund.

3	Subject to shareholder approval, effective April 27, 2011, the Rydex | SGI VT International Long Short Select Fund will be liquidated.

4
Effective April 4, 2011, the Subaccount investing in the Fund’s Administrative Class was closed to the allocation of Purchase Payments and the transfer of Contract Value, but a new Subaccount investing in the Fund’s Advisor Class became available on that date for the allocation of Purchase Payments and the transfer of Contract Value. See “Closed Subaccounts.”

5
Effective April 29, 2011, the Rydex | SGI VT Global Fund will change its name to the Rydex | SGI VT MSCI EAFE Equal Weight Fund, and the Rydex | SGI VT Global Fund Subaccount will be renamed the Rydex | SGI VT MSCI EAFE Equal Weight Subaccount.

6
Effective May 2, 2011, the DWS Global Opportunities VIP Fund will change its name to the DWS Global Small Cap Growth VIP Fund, and the DWS Global Opportunities VIP Subaccount will be renamed the DWS Global Small Cap Growth VIP Subaccount.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial

9

Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser ) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Return of Premium Death Benefit;
•	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider under “Optional Riders.”

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges.”

Because withdrawals will reduce the Return of Premium Death Benefit on a proportional basis, the rider does not guarantee a return of all Purchase Payments if you take a withdrawal. Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

For information on a rider that is no longer available for purchase, please see Appendix  A  – Rider Available for Purchase Only Prior to February 1, 2010.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements and Bonus Credits during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any Credit Enhancements or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements and/or Bonus Credits.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. You must select a 0-year or 5-year withdrawal charge schedule when you purchase the Contract. Whether we assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

If you select the 5-year schedule and you withdraw Contract Value, the Company will deduct any applicable withdrawal charge. Any withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. The amount of the charge will depend on how long your Purchase Payments have been held under the Contract.

Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below (as selected at the time of application for the Contract):

0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

10

The amount of total withdrawal charges assessed against your Contract will never exceed 5% of Purchase Payments paid under the Contract if you select the 5-year schedule and will not be assessed if you select the 0-year schedule. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets:

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis in lieu of the amounts above and regardless of the withdrawal charge schedule selected. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. See “Optional Rider Charges” for more information, including the specific charge applicable to each optional rider, and charges for a rider that is no longer available for purchase.
Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The charge for each of the Subaccounts currently offered through this prospectus is 0.25% annually , and the Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. See “Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations  — Under existing tax law, assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, there should generally be no federal income tax on increases in the Contract Value of the Contract until the occurrence of a distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract. However, due to the number of the Contract’s Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, it cannot be ruled out that the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and taxed currently on income and gains attributable to the Underlying Funds. Assuming the Owner of a Contract is not treated as the owner of a pro rata share of the Underlying Funds, all or part of any distribution is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also

11

occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See "Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there may be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

12

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)1	5%
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)	5-Year Schedule	0-Year Schedule
Annual Mortality and Expense Risk Charge2	0.00%	0.20%
Annual Administration Charge3	0.25%	0.25%
Maximum Annual Charge for Optional Riders4	1.25%	1.25%
Total Separate Account Annual Expenses	1.50%	1.70%
1You must select a 0-year or 5-year withdrawal charge schedule at the time you purchase the Contract. If you purchase the Contract with the 5-year schedule, the amount of the charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. If you select the 0-year schedule, the Company will not assess a withdrawal charge. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.

2Whether or not we deduct a mortality and expense risk charge depends on the withdrawal charge schedule you select when you purchase your Contract. If you purchase a Contract with the 5-year schedule, we do not deduct a mortality and expense risk charge if you purchase a Contract with the 0-year schedule, your mortality and expense risk charge is 0.20% annually. During the Annuity Period, the mortality and expense risk charge is 0.30% in lieu of the amounts described above and regardless of the withdrawal charge schedule selected. See the discussion under “Mortality and Expense Risk Charge.”

3The amount of this charge may differ for Subaccounts that the Company adds in the future.

4You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) The “Maximum Annual Charge for Optional Riders” assumes that you purchase all available riders for a combined cost of 1.25% annually. Total rider charges cannot exceed 1.25% of Contract Value, for riders elected prior to February 1, 2010.

Optional Rider Expenses (as a percentage of Contract Value)
	Rate1	Annual Rider Charge
Return of Premium Death Benefit	---	0.10%
Extra Credit Rider2	3%	0.40%
1Rate refers to the applicable interest rate for the Credit Enhancement rate for the Extra Credit Rider.
2The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

13

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses 1	0.35%	44.39%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements) 2	0.35%	1.10%
1   Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2010, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2010.
Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2   Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2012.

Examples  — These Example are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses (including the Return of Premium Death Benefit rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract. The first example assumes the maximum Underlying Fund operating expenses, while the second example assumes the minimum Underlying Fund operating expenses.. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$ 719	$6,338	$8,304	$9,325
If you do not surrender or you annuitize your Contract	$263	$6,211	$8,290	$9,325
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$283	$6,231	$8,295	$9,314

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
5-Year CDSC Schedule
If you surrender your Contract at the end of the applicable time period	$646	$874	$1,101	$2,169
If you do not surrender or you annuitize your Contract	$188	$582	$1,001	$2,169
0-Year CDSC Schedule
Whether or not you surrender your Contract at the end of the applicable time period	$208	$643	$1,103	$2,379

14

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following period s ended December 31.

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Direxion Dynamic VP HY Bond	2010	$ 8.67	$ 8.71	5,940	$ 8.72	$ 8.78	9,617
	2009	8.17	8.67	54,880	8.21	8.72	11,921
	2008	9.40	8.17	136,826	9.42	8.21	47,922
	2007	10.00	9.40	97	10.00	9.42	0
Dreyfus VIF International Value	2010	7.66	7.72	399	7.71	7.78	0
	2009	6.07	7.66	2,060	6.10	7.71	615
	2008	10.05	6.07	1,500	10.07	6.10	0
	2007	10.00	10.05	2220	10.00	10.07	196
Federated Fund for U.S. Government Securities II	2010	10.51	10.67	4,525	10.57	10.76	6,761
	2009	10.34	10.51	21,199	10.38	10.57	6,603
	2008	10.26	10.34	16,426	10.28	10.38	194
	2007	10.00	10.26	351	10.00	10.28	352
Federated High Income Bond II	2010	10.43	11.53	6,200	10.49	11.62	24,706
	2009	7.08	10.43	7,918	7.11	10.49	18,651
	2008	9.92	7.08	6,540	9.94	7.11	8,081
	2007	10.00	9.92	3878	10.00	9.94	4,668
Fidelity® VIP Contrafund®	2010	8.08	9.13	6,527	8.13	9.20	10,330
	2009	6.18	8.08	9,482	6.20	8.13	11,230
	2008	11.15	6.18	17,755	11.88	6.20	12,067
	2007	10.00	11.15	9440	10.00	11.88	5,522
Fidelity® VIP Growth Opportunities	2010	7.01	8.36	0	7.05	8.43	5,740
	2009	4.99	7.01	965	5.01	7.05	0
	2008	11.50	4.99	0	11.53	5.01	0
	2007	10.00	11.50	1010	10.00	11.53	463
Fidelity® VIP Index 500	2010	7.46	8.27	5,441	7.50	8.33	6,443
	2009	6.11	7.46	6,163	6.14	7.50	3,921
	2008	10.07	6.11	3,159	10.09	6.14	387
	2007	10.00	10.07	1123	10.00	10.09	394
Fidelity® VIP Investment-Grade Bond	2010	10.46	10.87	16,532	10.52	10.96	10,918
	2009	9.38	10.46	24,316	9.42	10.52	10,372
	2008	10.06	9.38	7,921	10.08	9.42	5,974
	2007	10.00	10.06	2872	10.00	10.08	3,001
Franklin Small-Mid Cap Growth Securities1	2010	14.40	17.75	737	14.43	17.83	110
	2009	10.38	14.40	600	10.38	14.43	0
	2008	10.00	10.38	0	10.00	10.38	0
	2007	---	---	---	---	---	---
Invesco V.I. Capital Appreciation	2010	6.94	7.74	0	6.98	7.80	525
	2009	5.93	6.94	0	5.96	6.98	0
	2008	10.68	5.93	764	10.70	5.96	0
	2007	10.00	10.68	0	10.00	10.70	0
Invesco V.I. International Growth	2010	8.33	9.07	6,011	8.38	9.14	5,402
	2009	6.39	8.33	7,001	6.42	8.38	7,456
	2008	11.13	6.39	12,582	11.15	6.42	7,891
	2007	10.00	11.13	7753	10.00	11.15	3,849
Invesco V.I. Mid Cap Core Equity	2010	9.03	9.92	3,185	9.08	10.00	7,332
	2009	7.20	9.03	4,842	7.22	9.08	9,055
	2008	10.44	7.20	4,714	10.46	7.22	9,694
	2007	10.00	10.44	3187	10.00	10.46	5,187

15

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Neuberger Berman AMT Guardian	2010	7.75	8.91	101	7.79	8.98	476
	2009	6.18	7.75	109	6.21	7.79	0
	2008	10.20	6.18	2,321	10.22	6.21	531
	2007	10.00	10.20	178	10.00	10.22	547
Neuberger Berman AMT Partners	2010	7.42	8.29	569	7.47	8.36	1,348
	2009	4.92	7.42	3,229	4.94	7.47	9,547
	2008	10.70	4.92	4,190	10.72	4.94	11,471
	2007	10.00	10.70	2120	10.00	10.72	3,885
Oppenheimer Main Street Small Cap Fund®/VA	2010	7.39	8.79	834	7.44	8.86	214
	2009	5.59	7.39	903	5.61	7.44	0
	2008	9.33	5.59	3,205	9.35	5.61	0
	2007	10.00	9.33	2593	10.00	9.35	2,534
PIMCO VIT Global Bond (Unhedged)1	2010	11.93	12.86	0	11.96	12.91	0
	2009	10.58	11.93	0	10.59	11.96	0
	2008	10.00	10.58	0	10.00	10.59	0
	2007	---	---	---	---	---	---
PIMCO VIT High Yield1	2010	13.40	14.80	3,148	13.43	14.86	0
	2009	9.90	13.40	506	9.90	13.43	1,047
	2008	10.00	9.90	0	10.00	9.90	594
	2007	---	---	---	---	---	---
PIMCO VIT Low Duration	2010	10.93	11.12	12,082	10.99	11.20	0
	2009	9.98	10.93	14,544	10.02	10.99	733
	2008	10.38	9.98	20,648	10.40	10.02	2,554
	2007	10.00	10.38	8180	10.00	10.40	1,467
PIMCO VIT Real Return	2010	11.08	11.57	4,875	11.15	11.66	680
	2009	9.69	11.08	14,042	9.73	11.15	6,109
	2008	10.79	9.69	13,840	10.81	9.73	1,995
	2007	10.00	10.79	1098	10.00	10.81	574
PIMCO VIT Total Return	2010	11.74	12.27	57,851	11.81	12.36	12,314
	2009	10.66	11.74	69,410	10.70	11.81	9,508
	2008	10.53	10.66	22,353	10.55	10.70	7,971
	2007	10.00	10.53	2881	10.00	10.55	234
Rydex | SGI VT All-Asset Aggressive Strategy	2010	8.45	9.17	0	8.50	9.25	2, 616
	2009	7.39	8.45	0	7.42	8.50	2,558
	2008	10.21	7.39	0	10.23	7.42	2,501
	2007	10.00	10.21	0	10.00	10.23	2,444
Rydex | SGI VT All-Asset Conservative Strategy	2010	9.00	9.34	144	9.06	9.42	0
	2009	8.87	9.00	81	8.91	9.06	0
	2008	10.30	8.87	0	10.32	8.91	0
	2007	10.00	10.30	0	10.00	10.32	0
Rydex | SGI VT All-Asset Moderate Strategy	2010	8.84	9.21	0	8.89	9.28	0
	2009	8.18	8.84	0	8.21	8.89	0
	2008	10.27	8.18	0	10.29	8.21	0
	2007	10.00	10.27	0	10.00	10.29	0
Rydex | SGI VT All Cap Value1	2010	13.51	15.22	0	13.54	15.29	0
	2009	10.52	13.51	0	10.52	13.54	0
	2008	10.00	10.52	0	10.00	10.52	0
	2007	---	---	---	---	---	---
Rydex | SGI VT Alternative Strategies Allocation1	2010	9.41	9.04	1,169	9.43	9.08	2,956
	2009	9.66	9.41	0	9.66	9.43	0
	2008	10.00	9.66	0	10.00	9.66	0
	2007	---	---	---	---	---	---

16

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex | SGI VT CLS AdvisorOne Amerigo	2010	8.03	8.93	55,668	8.08	9.00	123,454
	2009	5.96	8.03	54,683	5.99	8.08	127,536
	2008	10.84	5.96	74,534	10.86	5.99	142,121
	2007	10.00	10.84	38,105	10.00	10.86	76,761
Rydex | SGI VT CLS AdvisorOne Clermont	2010	8.17	8.76	32,578	8.22	8.83	50, 400
	2009	6.19	8.17	25,696	6.92	8.22	39,373
	2008	10.21	6.19	21,771	10.23	6.92	18,737
	2007	10.00	10.21	10,262	10.00	10.23	4,328
Rydex | SGI VT CLS AdvisorOne Select Allocation	2010	8.12	8.93	20,005	8.17	9.00	27,048
	2009	6.90	8.12	17,783	6.22	8.17	22,105
	2008	11.08	6.90	15,433	11.10	6.22	24,181
	2007	10.00	11.08	6,953	10.00	11.10	11,717
Rydex | SGI VT Global	2010	7.22	8.07	2,899	7.27	8.14	5,281
	2009	6.25	7.22	1,784	6.27	7.27	6,013
	2008	10.49	6.25	3,650	10.51	6.27	7,030
	2007	10.00	10.49	3,419	10.00	10.51	4,520
Rydex | SGI VT International Long Short Select 1	2010	13.06	12.49	118	13.09	12.54	0
	2009	10.41	13.06	3,994	10.41	13.09	0
	2008	10.00	10.41	0	10.00	10.41	0
	2007	---	---	---	---	---	---
Rydex | SGI VT Large Cap Value1	2010	12.56	14.10	1,375	12.59	14.16	0
	2009	10.28	12.56	0	10.28	12.59	0
	2008	10.00	10.28	0	10.00	10.28	0
	2007	---	---	---	---	---	---
Rydex | SGI VT Managed Futures Strategy1	2010	8.88	8.27	813	8.90	8.31	2,055
	2009	9.57	8.88	1,360	9.57	8.90	2,097
	2008	10.00	9.57	1,723	10.00	9.57	267
	2007	---	---	---	---	---	---
Rydex | SGI VT Mid Cap Growth1	2010	14.59	17.50	0	14.62	17.58	0
	2009	10.49	14.59	454	10.49	14.62	0
	2008	10.00	10.49	0	10.00	10.49	0
	2007	---	---	---	---	---	---
Rydex | SGI VT Mid Cap Value1	2010	15.42	17.55	64	15.46	17.63	0
	2009	11.09	15.42	0	11.09	15.46	0
	2008	10.00	11.09	0	10.00	11.09	0
	2007	---	---	---	---	---	---
Rydex | SGI VT Multi-Hedge Strategies	2010	7.37	7.56	2,444	7.41	7.62	6,159
	2009	7.88	7.37	4,160	7.91	7.41	5,890
	2008	10.04	7.88	1,910	10.06	7.91	1,766
	2007	10.00	10.04	0	10.00	10.06	0
Rydex | SGI VT Small Cap Value	2010	9.63	11.34	905	9.69	11.43	4,596
	2009	6.39	9.63	1,206	6.42	9.69	2,588
	2008	10.77	6.39	1,312	10.79	6.42	542
	2007	10.00	10.77	835	10.00	10.79	358
Rydex | SGI VT U.S. Long Short Momentum (formerly Rydex | SGI VT All-Cap Opportunity)	2010	8.28	8.90	272	8.33	8.97	0
	2009	6.74	8.28	110	6.76	8.33	0
	2008	11.76	6.74	489	11.78	6.76	0
	2007	10.00	11.76	165	10.00	11.78	0
Rydex VT Banking	2010	3.76	4.11	6,210	3.78	4.14	0
	2009	4.03	3.76	4,379	4.05	3.78	1,705
	2008	7.09	4.03	1,915	7.11	4.05	0
	2007	10.00	7.09	0	10.00	7.11	0

17

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT Basic Materials	2010	10.10	12.36	15,702	10.16	12.46	2,392
	2009	6.73	10.10	11,420	6.75	10.16	4,640
	2008	12.75	6.73	4,745	12.77	6.75	0
	2007	10.00	12.75	3,611	10.00	12.77	176
Rydex VT Biotechnology	2010	9.34	9.99	274	9.40	10.07	0
	2009	8.17	9.34	0	8.20	9.40	0
	2008	9.59	8.17	4,567	9.60	8.20	512
	2007	10.00	9.59	172	10.00	9.60	49
Rydex VT Commodities Strategy	2010	7.31	7.63	595	7.36	7.70	672
	2009	6.78	7.31	2,527	6.81	7.36	1,742
	2008	13.78	6.78	6,939	13.80	6.81	492
	2007	10.00	13.78	4,030	10.00	13.80	0
Rydex VT Consumer Products	2010	9.06	10.27	8,561	9.11	10.35	2,283
	2009	7.87	9.06	7,370	7.91	9.11	472
	2008	10.64	7.87	1,027	10.66	7.91	82
	2007	10.00	10.64	305	10.00	10.66	0
Rydex VT Dow 2x Strategy	2010	5.04	6.07	15,124	5.07	6.12	227
	2009	3.81	5.04	20,579	3.83	5.07	2,886
	2008	10.31	3.81	6,886	10.33	3.83	1,911
	2007	10.00	10.31	3,379	10.00	10.33	258
Rydex VT Electronics	2010	7.26	7.69	12,009	7.31	7.75	632
	2009	4.38	7.26	13,333	4.39	7.31	1,161
	2008	9.08	4.38	647	9.09	4.39	0
	2007	10.00	9.08	0	10.00	9.09	0
Rydex VT Energy	2010	9.45	10.87	8,807	9.51	10.96	2,137
	2009	7.06	9.45	3,791	7.09	9.51	1,782
	2008	13.55	7.06	2,066	13.57	7.09	1,696
	2007	10.00	13.55	340	10.00	13.57	0
Rydex VT Energy Services	2010	9.08	11.06	1,919	9.14	11.15	634
	2009	5.79	9.08	2,049	5.81	9.14	797
	2008	14.13	5.79	1,763	14.16	5.81	49
	2007	10.00	14.13	3,699	10.00	14.16	187
Rydex VT Europe 1.25x Strategy	2010	6.23	5.37	6,518	6.27	5.42	406
	2009	4.76	6.23	10,912	4.77	6.27	7,412
	2008	10.90	4.76	3,873	10.93	4.77	505
	2007	10.00	10.90	1,426	10.00	10.93	354
Rydex VT Financial Services	2010	4.49	4.96	0	4.52	5.00	0
	2009	3.89	4.49	0	3.90	4.52	0
	2008	7.74	3.89	2,568	7.75	3.90	178
	2007	10.00	7.74	217	10.00	7.75	58
Rydex VT Government Long Bond 1.2x Strategy	2010	9.92	10.55	1,080	9.98	10.63	0
	2009	14.99	9.92	1,895	15.05	9.98	660
	2008	10.71	14.99	8,415	10.73	15.05	0
	2007	10.00	10.71	1,969	10.00	10.73	0
Rydex VT Health Care	2010	8.72	8.99	3,516	8.77	9.06	0
	2009	7.24	8.72	7,630	7.27	8.77	595
	2008	9.97	7.24	3,153	9.99	7.27	1,665
	2007	10.00	9.97	177	10.00	9.99	0
Rydex VT Internet	2010	8.75	10.21	507	8.81	10.30	4,898
	2009	5.46	8.75	4,984	5.49	8.81	315
	2008	10.26	5.46	763	10.28	5.49	109
	2007	10.00	10.26	2,164	10.00	10.28	45

18

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT Inverse Dow 2x Strategy	2010	7.39	4.97	0	7.43	5.01	0
	2009	13.81	7.39	0	13.87	7.43	0
	2008	8.89	13.81	0	8.91	13.87	171
	2007	10.00	8.89	0	10.00	8.91	0
Rydex VT Inverse Government Long Bond Strategy	2010	7.11	5.99	0	7.15	6.04	0
	2009	6.16	7.11	0	6.19	7.15	0
	2008	9.14	6.16	0	9.16	6.19	1,183
	2007	10.00	9.14	862	10.00	9.16	646
Rydex VT Inverse Mid-Cap Strategy	2010	7.83	5.65	0	7.88	5.70	0
	2009	12.53	7.83	0	12.57	7.88	0
	2008	9.65	12.53	0	9.67	12.57	0
	2007	10.00	9.65	0	10.00	9.67	0
Rydex VT Inverse NASDAQ-100® Strategy	2010	7.43	5.65	0	7.48	5.70	0
	2009	12.84	7.43	0	12.89	7.48	0
	2008	8.98	12.84	658	9.00	12.89	0
	2007	10.00	8.98	0	10.00	9.00	0
Rydex VT Inverse Russell 2000® Strategy	2010	8.01	5.60	7,252	8.05	5.64	0
	2009	12.34	8.01	10,987	12.39	8.05	1,292
	2008	10.25	12.34	0	10.27	12.39	0
	2007	10.00	10.25	0	10.00	10.27	0
Rydex VT Inverse S&P 500 Strategy	2010	9.23	7.41	5,048	9.29	7.47	219
	2009	13.19	9.23	3,019	13.24	9.29	215
	2008	9.81	13.19	1,412	9.83	13.24	0
	2007	10.00	9.81	0	10.00	9.83	0
Rydex VT Japan 2x Strategy	2010	6.71	7.50	0	6.75	7.56	0
	2009	5.62	6.71	825	5.64	6.75	0
	2008	8.67	5.62	1,275	8.69	5.64	0
	2007	10.00	8.67	0	10.00	8.69	0
Rydex VT Leisure	2010	5.96	7.51	0	6.00	7.57	759
	2009	4.51	5.96	0	4.53	6.00	0
	2008	9.17	4.51	0	9.19	4.53	0
	2007	10.00	9.17	0	10.00	9.19	0
Rydex VT Mid-Cap 1.5x Strategy	2010	6.25	8.31	8,861	6.29	8.37	0
	2009	4.25	6.25	7,624	4.26	6.29	0
	2008	9.73	4.25	4,200	9.75	4.26	0
	2007	10.00	9.73	1,631	10.00	9.75	395
Rydex VT NASDAQ-100®	2010	8.95	10.25	8,769	9.00	10.33	559
	2009	6.10	8.95	10,082	6.12	9.00	728
	2008	10.86	6.10	7,098	10.88	6.12	0
	2007	10.00	10.86	862	10.00	10.88	0
Rydex VT NASDAQ-100® 2x Strategy	2010	6.29	8.32	0	6.33	8.39	0
	2009	2.99	6.29	1,713	3.00	6.33	0
	2008	11.30	2.99	1,121	11.32	3.00	0
	2007	10.00	11.30	1,781	10.00	11.32	0
Rydex VT Nova	2010	5.57	6.45	2,999	5.60	6.50	0
	2009	4.25	5.57	22,285	4.27	5.60	12,016
	2008	9.66	4.25	2,755	9.68	4.27	0
	2007	10.00	9.66	288	10.00	9.68	0
Rydex VT Precious Metals	2010	10.44	13.92	20,195	10.50	14.03	7,155
	2009	7.23	10.44	17,085	7.26	10.50	955
	2008	12.19	7.23	25,179	12.21	7.26	2,954
	2007	10.00	12.19	4,452	10.00	12.21	421

19

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT Real Estate	2010	5.22	6.30	20,1 27	5.25	6.35	888
	2009	4.31	5.22	20,612	4.33	5.25	3,498
	2008	7.65	4.31	8,470	7.66	4.33	2,071
	2007	10.00	7.65	761	10.00	7.66	0
Rydex VT Retailing	2010	7.34	8.87	1,031	7.38	8.94	0
	2009	5.27	7.34	0	5.29	7.38	0
	2008	8.13	5.27	0	8.14	5.29	0
	2007	10.00	8.13	0	10.00	8.14	0
Rydex VT Russell 2000® 1.5x Strategy	2010	5.37	7.16	10,686	5.41	7.21	0
	2009	4.17	5.37	8,363	4.19	5.41	711
	2008	8.88	4.17	3,291	8.89	4.19	0
	2007	10.00	8.88	101	10.00	8.89	0
Rydex VT Russell 2000® 2x Strategy	2010	3.56	5.10	0	3.58	5.14	0
	2009	2.71	3.56	0	2.72	3.58	0
	2008	8.30	2.71	600	8.32	2.72	0
	2007	10.00	8.30	0	10.00	8.32	0
Rydex VT S&P 500 2x Strategy	2010	4.19	5.07	879	4.21	5.11	0
	2009	2.96	4.19	1,516	2.97	4.21	0
	2008	9.56	2.96	1,405	9.58	2.97	0
	2007	10.00	9.56	100	10.00	9.58	0
Rydex VT S&P 500 Pure Growth	2010	8.27	9.99	5,142	8.32	10.07	4,925
	2009	5.81	8.27	551	5.84	8.32	0
	2008	10.00	5.81	713	10.02	5.84	0
	2007	10.00	10.00	3,486	10.00	10.02	0
Rydex VT S&P 500 Pure Value	2010	6.64	7.72	6,217	6.68	7.78	5,775
	2009	4.55	6.64	431	4.56	6.68	0
	2008	9.16	4.55	856	9.18	4.56	0
	2007	10.00	9.16	96	10.00	9.18	0
Rydex VT S&P MidCap 400 Pure Growth	2010	9.52	12.20	260	9.58	12.29	497
	2009	6.28	9.52	89	6.31	9.58	513
	2008	10.19	6.28	8,016	10.21	6.31	0
	2007	10.00	10.19	3,104	10.00	10.21	0
Rydex VT S&P MidCap 400 Pure Value	2010	7.41	8.60	0	4.96	8.67	0
	2009	4.94	7.41	367	4.96	7.45	685
	2008	9.07	4.94	1,013	9.09	4.96	101
	2007	10.00	9.07	285	10.00	9.09	52
Rydex VT S&P SmallCap 600 Pure Growth	2010	7.91	9.58	0	7.96	9.66	0
	2009	6.11	7.91	1,412	6.14	7.96	336
	2008	9.63	6.11	1,402	9.65	6.14	329
	2007	10.00	9.63	1,406	10.00	9.65	289
Rydex VT S&P SmallCap 600 Pure Value	2010	6.65	7.93	532	6.60	7.99	0
	2009	4.18	6.56	2,341	4.20	6.60	0
	2008	7.66	4.18	0	7.68	4.20	0
	2007	10.00	7.66	0	10.00	7.68	0
Rydex VT Strengthening Dollar 2x Strategy	2010	6.89	6.36	2,770	6.94	6.41	0
	2009	8.48	6.89	0	8.51	6.94	0
	2008	8.31	8.48	996	8.33	8.51	0
	2007	10.00	8.31	110	10.00	8.33	0
Rydex VT Technology	2010	8.22	8.90	1,919	8.27	8.97	2,196
	2009	5.47	8.22	8,189	5.49	8.27	4,727
	2008	10.37	5.47	1,409	10.39	5.49	83
	2007	10.00	10.37	87	10.00	10.39	501

20

Subaccount	Year	0-Year CDSC			5-Year CDSC
		Start of Period	End of Period	Accumulation Units Outstanding at End of Period	Start of Period	End of Period	Accumulation Units Outstanding at End of Period
Rydex VT Telecommunications	2010	6.81	7.53	293	6.85	7.59	0
	2009	5.48	6.81	0	5.50	6.85	190
	2008	10.37	5.48	1,092	10.39	5.50	641
	2007	10.00	10.37	0	10.00	10.39	0
Rydex VT Transportation	2010	6.84	8.21	2,366	6.88	8.27	701
	2009	6.03	6.84	0	6.06	6.88	0
	2008	8.35	6.03	1,954	8.37	6.06	0
	2007	10.00	8.35	0	10.00	8.37	0
Rydex VT U.S. Government Money Market	2010	9.47	9.14	89,039	9.52	9.22	25,067
	2009	9.79	9.47	166,194	9.83	9.52	56,682
	2008	10.02	9.79	363,810	10.04	9.83	118,283
	2007	10.00	10.02	61,319	10.00	10.04	19,057
Rydex VT Utilities	2010	8.29	8.56	2,695	8.34	8.63	1,993
	2009	7.54	8.29	4,892	7.57	8.34	622
	2008	11.09	7.54	2,886	11.11	7.57	0
	2007	10.00	11.09	2,213	10.00	11.11	0
Rydex VT Weakening Dollar 2x Strategy	2010	10.29	9.39	0	10.35	9.46	0
	2009	9.99	10.29	0	10.03	10.35	0
	2008	11.79	9.99	0	11.81	10.03	7,463
	2007	10.00	11.79	7,960	10.00	11.81	26,465
Templeton Developing Markets Securities1	2010	17.18	19.52	4,524	17.22	19.60	7,340
	2009	10.30	17.18	1,566	10.31	17.22	2,922
	2008	10.00	10.30	0	10.00	10.31	0
	2007	---	---	---	---	---	---
Templeton Foreign Securities1	2010	14.27	14.94	4,623	14.30	15.01	4,115
	2009	10.78	14.27	227	10.78	14.30	0
	2008	10.00	10.78	0	10.00	10.78	0
	2007	---	---	---	---	---	---
Van Kampen LIT Government	2010	9.88	10.01	0	9.94	10.09	0
	2009	10.14	9.88	0	10.18	9.94	0
	2008	10.34	10.14	6,316	10.36	10.18	0
	2007	10.00	10.34	4,296	10.00	10.36	0
Wells Fargo Advantage VT Opportunity	2010	8.39	10.03	1,108	8.44	10.11	1,347
	2009	5.88	8.39	1,101	5.90	8.44	1,735
	2008	10.15	5.88	0	10.17	5.90	0
	2007	10.00	10.15	652	10.00	10.17	0
1Accumulation unit values and outstanding units for this Subaccount are for the period November 17, 2008 (the date first publicly offered) to December 31, 2008.

Information About the
Company, the Separate
Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998 The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2010 , the Company had total assets of approximately $ 9.9 billion. Together with its affiliates, the Company has total funds under management of approximately $33.2 billion.

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Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might

22

force the Underlying Fund to sell securities at disadvantageous prices.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its

23

adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company has entered into an administrative services agreement with se2, inc. (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2, inc. may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts-approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability . An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items).

24

Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Our Ratings. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor’s. These ratings are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and claims-paying ability .

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:
●	Return of Premium Death Benefit;
●	Extra Credit at 3%.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. A rider may not be available in all states. See the detailed description of each rider below.

For information on a rider that is no longer available for purchase, please see Appendix  A  – Rider Available for Purchase Only Prior to February 1, 2010.

Return of Premium Death Benefit — Under this rider, we will pay an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. If the rider is not purchased, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary. See the discussion under “Death Benefit.”

Please note that any amount that we may pay or make available under the Return of Premium Death Benefit rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

How do you calculate the death benefit? On the Valuation Date we receive due proof of death and instructions regarding payment for each Designated Beneficiary, the death benefit equals the greater of:

1.	Contract Value; or

2.
The sum of all Purchase Payments ( not including any Credit Enhancements) less an adjustment for any withdrawals and withdrawal charges (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser).

I n the event of a withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser), we reduce the above amount as last adjusted in the same proportion that the withdrawal and any withdrawal charge reduce Contract Value immediately prior to the withdrawal. This means if you make a withdrawal when your Contract Value is less than your total Purchase Payments, your Return of Premium Death Benefit will be less than your total Purchase Payments.

>
For example, if you have made Purchase Payments totaling $100,000 and your Contract Value has dropped to $60,000, your death benefit is $100,000 so long as you have not taken any withdrawals. If, however, you take a $10,000 withdrawal, then we will reduce your total Purchase Payments proportionately to equal $83,333 ($100,000 x (1-$10,000 / $60,000), and this will be your death benefit. Note that your death benefit decreased by more than the amount of your withdrawal.

See the next question for information on potential reductions in the amount of the death benefit to collect any premium tax due or recapture Credit Enhancements that were applied within 12 months of the date of the Owner’s death.

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Will there be any adjustments to the enhanced death benefit? We will reduce the death benefit offered under this rider by:

•	any uncollected premium tax; and

•
if the Extra Credit Rider was in effect, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death (however, if the death benefit is 1 above, we will not reduce the death benefit by any Credit Enhancements).

Note:  If we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment , less any uncollected premium tax .
Are there age restrictions on purchasing this rider? The Owner and any Joint Owner must be 79 or younger on the Contract Date. See the discussion under “Death Benefit.”

Extra Credit — Under this rider, we will add a bonus, or “Credit Enhancement,” of 3% of each Purchase Payment you make during the first Contract Year to your Contract Value.
There are several important points for you to consider before purchasing this rider:

•	As discussed below, we will recapture all or part of any Credit Enhancement that has not yet vested if you make a full or partial withdrawal.

•	We may exclude all or part of any Credit Enhancements from death benefit proceeds. See “Death Benefit” and “Return of Premium Death Benefit.”

•
You must select an Annuity Start Date that is at least seven years after the effective date of the rider. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 63 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for IRAs.

•	We expect to make a profit from the charge for this rider, and we pay for the Credit Enhancements through the rider charge and recapture of Credit Enhancements under the vesting schedule.

•	We will allocate any Credit Enhancement among the Subaccounts in the same proportion as your Purchase Payment.

What happens if I return the Contract? If you exercise your right to return the Contract during the Free-Look period, we will reduce your Contract Value by the value of any Credit Enhancements applied. See “Free-Look Right.”

What happens if I make withdrawals? If you make a full or partial withdrawal, we will recapture all or part of any Credit Enhancement that has not yet “vested.” An amount equal to 1/7 of each Credit Enhancement will vest as of each Contract Anniversary and the Credit Enhancement will be fully vested at the end of seven Contract Years.

We will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount available under the Contract. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

The amount we will recapture upon withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. As of the date of the withdrawal, this percentage equals:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal amount, divided by

2.	Contract Value immediately prior to the withdrawal.

How do I know if this rider is right for me? The Extra Credit Rider would make sense for you only if:

•	you do not expect to make Purchase Payments to the Contract after the first Contract Year, and

•	you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed -5.00%.

This return represents the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The return is net of Contract and Underlying Fund expenses. This means that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

What this all means is:

•	if your actual returns are greater than the amount set forth above and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider.

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•
if your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider.

•
The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Are there age restrictions on purchasing this rider? The Owner must be 80 or younger on the Contract Date.

Rider Available for Purchase Only Prior to February 1, 2010 — A rider previously offered with the Contract is no longer available for purchase. Please refer to Appendix  A  – Rider Available For Purchase Only Prior To February 1, 2010 for a description of this rider.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $50,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $ 5 00. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $2,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your   investment adviser) , or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on

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existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter,

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the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the All Rydex | SGI and Rydex Subaccounts, except Rydex VT Commodities Strategy; Rydex | SGI VT All Cap Value; Rydex | SGI VT All-Asset Aggressive Strategy; Rydex | SGI VT All-Asset Conservative Strategy; Rydex | SGI VT All-Asset Moderate Strategy; Rydex | SGI VT Global; Rydex | SGI VT High Yield; Rydex | SGI VT Large Cap Concentrated Growth; Rydex | SGI VT Large Cap Value; Rydex | SGI VT Managed Asset Allocation; Rydex | SGI VT Managed Futures Strategy; Rydex | SGI VT Mid Cap Value; Rydex | SGI VT Multi-Hedge Strategies; Rydex | SGI VT Small Cap Value; and Rydex | SGI VT U.S. Long Short Momentum, which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within the previous 12 months;

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•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

Subaccount	Number of Round Trip Transfers
All Rydex | SGI and Rydex Subaccounts, except Rydex VT Commodities Strategy; Rydex | SGI VT All Cap Value; Rydex | SGI VT All-Asset Aggressive Strategy; Rydex | SGI VT All-Asset Conservative Strategy; Rydex | SGI VT All-Asset Moderate Strategy; Rydex | SGI VT Global; Rydex | SGI VT High Yield; Rydex | SGI VT Large Cap Concentrated Growth; Rydex | SGI VT Large Cap Value; Rydex | SGI VT Managed Asset Allocation; Rydex | SGI VT Managed Futures Strategy; Rydex | SGI VT Mid Cap Value; Rydex | SGI VT Multi-Hedge Strategies; Rydex | SGI VT Small Cap Value; and Rydex | SGI VT U.S. Long Short Momentum.
Unlimited
Rydex VT Commodities Strategy; Rydex | SGI VT All Cap Value; Rydex | SGI VT All-Asset Aggressive Strategy; Rydex | SGI VT All-Asset Conservative Strategy; Rydex | SGI VT All-Asset Moderate Strategy; Rydex | SGI VT Global; Rydex | SGI VT High Yield; Rydex | SGI VT Large Cap Concentrated Growth; Rydex | SGI VT Large Cap Value; Rydex | SGI VT Managed Asset Allocation; Rydex | SGI VT Managed Futures Strategy; Rydex | SGI VT Mid Cap Value; Rydex | SGI VT Multi-Hedge Strategies; Rydex | SGI VT Small Cap Value; and Rydex | SGI VT U.S. Long Short Momentum
2 3
American Century VP Income & Growth; American Century VP International; American Century VP Mid Cap Value; American Century VP Value; Ivy Funds VIP Asset Strategy; Ivy Funds VIP Balanced; Ivy Funds VIP Core Equity; Ivy Funds VIP Dividend Opportunities; Ivy Funds VIP Energy; Ivy Funds VIP Global Bond; Ivy Funds VIP Growth; Ivy Funds VIP High Income; Ivy Funds VIP International Core Equity; Ivy Funds VIP International Growth; Ivy Funds VIP Limited-Term Bond; Ivy Funds VIP Mid Cap Growth; Ivy Funds VIP Real Estate Securities; Ivy Funds VIP Science and Technology; Ivy Funds VIP Small Cap Growth; Ivy Funds VIP Small Cap Value; and Ivy Funds VIP Value
21
Janus Aspen Enterprise; Janus Aspen Forty; Janus Aspen Janus Portfolio; Janus Aspen Overseas; Janus Aspen Perkins Mid Cap Value; T. Rowe Price Blue Chip Growth; T. Rowe Price Equity Income; T. Rowe Price Health Sciences Portfolio; T. Rowe Price Limited-Term Bond; and Van Eck VIP Global Hard Assets	12

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Subaccount	Number of Round Trip Transfers
Alger Capital Appreciation; Alger Large Cap Growth; Alger Small Cap Growth; BlackRock Basic Value V.I.; BlackRock Capital Appreciation V.I.; BlackRock Equity Dividend V.I.; BlackRock Global Allocation V.I.; BlackRock Global Opportunities V.I.; BlackRock Large Cap Core V.I.; BlackRock Large Cap Growth V.I.; DWS Blue Chip VIP; DWS Capital Growth VIP; DWS Dreman Small Mid Cap Value VIP; DWS Global Opportunities VIP; DWS Global Thematic VIP; DWS Government & Agency Securities VIP; DWS Large Cap Value VIP; Fidelity VIP Balanced; Fidelity VIP Contrafund; Fidelity VIP Disciplined Small Cap; Fidelity VIP Growth & Income; Fidelity VIP Index 500; Fidelity VIP Investment Grade Bond; Fidelity VIP Mid Cap; Fidelity VIP Overseas; Fidelity VIP Real Estate; Fidelity VIP Strategic Income; Franklin Flex Cap Growth Securities; Franklin Growth & Income Securities; Franklin High Income Securities; Franklin Income Securities; Franklin Large Cap Growth Securities; Franklin Large Cap Value Securities; Franklin Mutual Global Discovery Securities; Franklin Mutual Shares Securities; Franklin Rising Dividends Securities; Franklin Small Cap Value Securities; Franklin Small-Mid Cap Growth Securities; Franklin Strategic Income Securities; Franklin US Government Securities; Goldman Sachs VIT Government Income; Goldman Sachs VIT Growth Opportunities; Goldman Sachs VIT Large Cap Value; Goldman Sachs VIT Mid Cap Value; Goldman Sachs VIT Strategic Growth; Goldman Sachs VIT Strategic International Equities; Goldman Sachs VIT Structured Small Cap Equities; Invesco V.I. Core Equity; Invesco V.I. Global Health Care; Invesco V.I. Global Real Estate; Invesco V.I. Government Securities; Invesco V.I. High Yield; Invesco V.I. International Growth; Invesco V.I. Mid Cap Core Equity; Invesco V.I. Small Cap Equity; Invesco V.I. Utilities; Invesco Van Kampen V.I. Capital Growth; Invesco Van Kampen V.I. Comstock; Invesco Van Kampen V.I. Equity and Income; Invesco Van Kampen V.I. Global Value Equities; Invesco Van Kampen V.I. Growth and Income; Invesco Van Kampen V.I. Mid Cap Growth; Invesco Van Kampen V.I. Mid Cap Value; Lord Abbett Series Bond-Debenture VC; Lord Abbett Series Capital Structure VC; Lord Abbett Series Classic Stock VC; Lord Abbett Series Developing Growth VC; Lord Abbett Series Fundamental Equity VC; Lord Abbett Series Growth and Income VC; Lord Abbett Series Growth Opportunities VC; Lord Abbett Series Mid Cap Value VC; Lord Abbett Series Total Return VC; Lord Abbett Series Value Opportunities VC; MFS VIT Investors Growth Stock; MFS VIT Investors Trust; MFS VIT New Discovery; MFS VIT Research; MFS VIT Research Bond; MFS VIT Research International; MFS VIT Total Return; MFS VIT Utilities; Neuberger Berman AMT Guardian; Neuberger Berman AMT Socially Responsive; Oppenheimer Global Securities Fund/VA; Oppenheimer Global Strategic Income Fund/VA; Oppenheimer International Growth Fund/VA; Oppenheimer Main Street Small Cap Fund®/VA; PIMCO VIT All Asset; PIMCO VIT CommodityRealReturn Strategy; PIMCO VIT Emerging Markets Bond; PIMCO VIT Foreign Bond (Unhedged); PIMCO VIT Global Bond (Unhedged); PIMCO VIT High Yield; PIMCO VIT Low Duration; PIMCO VIT Real Return; PIMCO VIT Total Return; Templeton Developing Markets Securities; Templeton Foreign Securities; Templeton Global Bond Securities; Templeton Growth Securities; and Third Avenue Value
13
Wells Fargo Advantage Core Equity VT; Wells Fargo Advantage International Equity VT; Wells Fargo Advantage Intrinsic Value VT; Wells Fargo Advantage Omega Growth VT; Wells Fargo Advantage Opportunity VT; and Wells Fargo Advantage Small Cap Value VT	14
1Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

2Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

3Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

4Number of round trip transfers that can be made in any 2 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners

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who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers” into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain of the Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the All Rydex | SGI and Rydex Subaccounts, except Rydex VT Commodities Strategy; Rydex | SGI VT All Cap Value; Rydex | SGI VT All-Asset Aggressive Strategy; Rydex | SGI VT All-Asset Conservative Strategy; Rydex | SGI VT All-Asset Moderate Strategy; Rydex | SGI VT Global; Rydex | SGI VT High Yield; Rydex | SGI VT Large Cap Concentrated Growth; Rydex | SGI VT Large Cap Value; Rydex | SGI VT Managed Asset Allocation; Rydex | SGI VT Managed Futures Strategy; Rydex | SGI VT Mid Cap Value; Rydex | SGI VT Multi-Hedge Strategies; Rydex | SGI VT Small Cap Value; and Rydex | SGI VT U.S. Long Short Momentum Subaccounts, which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may

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also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals   (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) , transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Requests to transfer Contract Value received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract of 0.00% or 0.20% annually, as applicable, and (5) the administration charge under the Contract.

The mortality and expense risk charge of 0.00% or 0.20% as applicable and the administration charge of 0.25%, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company

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deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals   (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) , death benefit payments, and Purchase Payments.

      Any request to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:45  p.m. Central time) for transfers submitted electronically through the Company’s Internet web site. Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser , may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser ) after the Annuity Start Date are permitted only under Annuity Option 7 (and only if the Owner has elected variable annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than five years and the Company issued the Contract with a 5-year withdrawal charge schedule) and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period for variable annuity payments (or a combination of variable and fixed annuity payments) under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser . A request for a partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) will be deducted from

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the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser ) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000 and no Purchase Payments have been paid for three years, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser , may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”

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Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If an Owner dies (or the Annuitant dies, if any Owner is not a natural person) prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

If you purchased the Return of Premium Death Benefit rider, your death benefit will be determined in accordance with the terms of the rider. Please note that, under the rider, if we do not receive due proof of death and instructions regarding payment for each Designated Beneficiary at our Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date we receive due proof of death and instructions regarding payment , less any uncollected premium tax . See the discussion of the Return of Premium Death Benefit. Your death benefit proceeds under the rider will be the death benefit reduced by any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex

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marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. However, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, as described below.

You may select a 0-Year or 5-Year withdrawal charge schedule at the time of purchase of the Contract. Whether we assess a withdrawal charge and a mortality and expense risk charge will depend on the schedule that you select. You may not change the withdrawal charge schedule after the Contract has been issued. Please see the discussion under “Mortality and Expense Risk Charge” below.

The Company will waive any withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

If you select the 5-year schedule, the withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments that exceed the Free Withdrawal amount. Purchase Payments do not include Credit Enhancements for the purpose of calculating the withdrawal charge. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments for the purpose of determining future withdrawal charges.

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Each Purchase Payment is considered to have a certain “age,” depending on the length of time since the Purchase Payment was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the applicable schedule below:

0-Year Schedule		5-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	5%
		2	4%
		3	3%
		4	2%
		5	1%
		6 and over	0%

The Company will deduct any withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. If the Company deducts the withdrawal charge from your remaining Contract Value, the amount of the withdrawal will be increased by an amount sufficient to pay any withdrawal charges associated with the withdrawal request, plus withdrawal charges associated with the additional amount withdrawn to cover such charges. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 5% of

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Purchase Payments paid under the Contract if you select the 5-year schedule. If you select the 0-year schedule, the Company will not assess a withdrawal charge. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; (2) annuity payments under options that provide for payments for life, or a period of at least seven years; or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. The Company will assess any withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company may deduct a charge for mortality and expense risks assumed by the Company under the Contract, depending on the withdrawal charge schedule you have selected. Any mortality and expense risk charge is deducted daily and is equal to the applicable percentage below, on an annual basis, of each Subaccount’s average daily net assets.

Withdrawal Charge Schedule	Annual Mortality and Expense Risk Charge
5-Year Schedule	None
0-Year Schedule	0.20%

We also deduct a mortality and expense risk charge during the Annuity Period in the amount of 0.30%, on an annual basis, in lieu of the amounts above and regardless of the withdrawal charge schedule selected. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.20% for the 0-year withdrawal charge schedule or 0.00% for the 5-year withdrawal charge schedule (0.30% during the Annuity Period) of each Subaccount’s average daily net assets.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The charge for each of the Subaccounts currently offered through this prospectus is 0.25%, and the Company guarantees that this charge will not increase for these Subaccounts; however, the amount of this charge may be higher for Subaccounts that the Company adds in the future. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge

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is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the withdrawal charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, which is also available for purchase on a Contract Anniversary.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. The Company will deduct the monthly rider charge from Contract Value beginning on the Contract Date (or Contract Anniversary Date if applicable) and ending on the Annuity Start Date. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A rider may not be available in all states.

Optional Rider Expenses (as a percentage of Contract Value)
	Rate1	Annual Rider Charge
Riders Available For Purchase With The Contract:
Return of Premium Death Benefit	---	0.10%
Extra Credit2	3%	0.40%
Riders Available For Purchase ONLY Prior To February 1, 2010:
6% Dollar for Dollar Guaranteed Minimum Income Benefit	6%	0.75%
1Rate refers to the applicable interest rate for the Credit Enhancement rate for the Extra Credit Rider.

2The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes.

The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table

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with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for the Annuity Options described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2% in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to

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the Designated Beneficiary until that number of payments has been made.

Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B. Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2% in lieu of the rate described above.

Option 5 — Payments For a Specified Period.   Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Contract Value by the number of annuity payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments   will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount.   Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value . If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for the Annuity Options are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance

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of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for the Annuity Options for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many

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qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser) , as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions

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that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.” If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company
and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts.

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Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. If the owner of a non-qualified variable life insurance or annuity contract fails to relinquish sufficient control over the underlying separate account investments supporting the contract, the IRS may take the position that the owner of the variable contract should be treated as the owner of the contract’s pro rata share of the underlying separate account investments for tax purposes and must therefore include income and gains from those investments in the contractowner’s gross income currently rather than being deferred. The determination as to whether or not sufficient control over separate account investments has been relinquished depends on all the facts and circumstances surrounding the variable contract and such contract’s investment options.

To provide guidance on this issue, the IRS in 2003 issued Revenue Ruling 2003-91, in which it described a situation in which the owner of a variable contract relinquished control over the underlying separate account investments and would therefore not be treated as the owner of a pro rata share of such investments for tax purposes. The ownership rights under the Contract are generally similar to, but different in certain respects from,   those described in Revenue Ruling 2003-91. In particular,   under the Contract, like the contract described in Revenue Ruling 2003-91, there will be no arrangement, plan, contract, or agreement between the Owner and the Company or an investment advisor to an Underlying Fund regarding the availability of a particular investment held by an Underlying Fund, and, apart from the Owner’s right to allocate premium payments and transfer amounts among the available Underlying Funds, all investment decisions concerning the Underlying Funds will be made by the Company or a Company-selected advisor in its sole and absolute discretion. These factors tend to weigh against treating the Owner of a Contract as the owner of a pro rata share of the Underlying Funds for tax purposes.

However, the variable contract described by the IRS in Revenue Ruling 2003-91 offered no more than 20 underlying funds among which contractowners could allocate their premiums and account values and permitted contractowners to effect only 12 charge-free transfers among these underlying fund options per year. Moreover, each of the underlying funds had a different investment strategy, and the investment strategy of each fund was sufficiently broad to prevent contractowners from making specific investment decisions through investment in a particular fund. Under the circumstances, it cannot be ruled out that, due to the number of Underlying Funds, the number of charge-free transfer opportunities between and among the Underlying Funds and the fact that some Underlying Funds may have essentially the same investment strategy, the Owner of a Contract might be treated as the owner of a pro rata share of the Underlying Funds to which the Contract Value is allocated and thus be subject to income tax currently.

Nevertheless, the IRS has never stated that a specific number of underlying investment options in excess of 20 would cause the owner of a variable contract to be treated as the owner of a pro rata share of the underlying investments. Rather, the implication of Revenue Ruling 2003-91 is that exceeding the 20 investment options available under the variable contract described in Revenue Ruling 2003-91 is a factor, along with other factors, including the number of transfer opportunities available under the contract, that may be taken into consideration in determining whether the owner of a variable contract should be treated as the owner of a pro rata share of the underlying investments. At this time, it cannot be determined whether the IRS will provide additional guidance on this issue, and, if it should do so, what standards it may prescribe.

The Company reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account and its Underlying Funds. Moreover, in the event that regulations are adopted or rulings or other guidance are issued, there can be no assurance that the Separate Account and the Underlying Funds will be able to operate as currently described in the Prospectus (including the possibility that the number of Underlying Funds offered might need to be reduced), or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts

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received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser ) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals . None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted

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under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Possible Tax Changes. From time to time , legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered as tax advice.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income

47

for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or

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transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer’s 403(b) plan. Roth Contributions may be made to this Contract in most states.

Unlike regular or “traditional” 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.

Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, can not be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,000.

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($90,000 for 2011 for a married couple filing a joint return and $56,000 for a single taxpayer in 2011 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $169,000 and $179,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-

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tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with  $107,000   to $122,000 in adjusted gross income ($169,000 to $179,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum

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required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012 , these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in   significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married

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filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on   the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company's investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser's fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser's fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 12 months of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccounts  — Effective April 4, 2011, the Subaccounts listed in the table below (“Closed Subaccounts”) are no longer be available for the allocation of Purchase Payments or the transfer of Contract Value. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Rea llocation Programs (collectively referred to as “Automatic Investment Program”). If you had Contract Value in one or more of the Closed Subaccounts on April 4, 2011, however, your Contract Value will remain invested in the Subaccount until you make a transfer or withdrawal out of the Closed Subaccount.

In the event that we receive a request on or after April 4, 2011 to allocate to any of the Closed Subaccounts, we currently anticipate we will handle those transactions as follows:

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New Applications. If we receive an application for a Contract with an allocation to any of the Closed Subaccounts, we will consider the application to be incomplete   and we will attempt to contact the applicant to get revised instructions. If the applicant does not provide us with revised instructions within five Valuation Days after the Valuation Date on which we first received the initial Purchase Payment, we will return the application and initial Purchase Payment, unless the applicant consents to us retaining the initial Purchase Payment until further instructions are provided.

Existing Contracts. If we receive a Purchase Payment for an existing Contract with an allocation to any of the Closed Subaccounts other than the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to the Rydex VT U.S. Government Money Market Subaccount (including cases in which an Extra Credit Rider is in effect).   If we receive a Purchase Payment for an existing Contract   with an allocation to the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return Subaccount, we will allocate the applicable portion of the payment to a Subaccount that invests in the Advisor Class of the PIMCO VIT Low Duration Subaccount, the PIMCO VIT Real Return Subaccount, or the PIMCO VIT Total Return, as applicable. The Advisor Class imposes a distribution and/or service (12b-1) fee of 0.25%, which is 0.10% higher than the 0.15% service fee imposed by the Administrative Class.

If you had in effect an automatic allocation to one or more of the Closed Subaccounts pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on April 4, 2011. If you wish to set up a new Dollar Cost Averaging Option, Asset Allocation Option, or a Rebalancing Program (without the Closed Subaccounts) you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to any of the Closed Subaccounts, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Closed Subaccounts
Direxion Dynamic VP HY Bond
Dreyfus VIF International Value
Federated Fund for U.S. Government Securities II
Federated High Income Bond II
Fidelity ® VIP Growth Opportunities
Invesco V.I. Capital Appreciation
Invesco Van Kampen V.I. Government
Neuberger Berman AMT Partners
Rydex | SGI VT Alternative Strategies Allocation
Rydex | SGI VT International Long Short Select
Rydex | SGI VT Mid Cap Growth

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted

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by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its riders, if any, contact the Company’s Administrative Office.

Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material

54

settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Legal Matters — Chris Swickard , Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2010, 2009, and 2008, the amounts paid to SDI in connection with all c ontracts sold through the Separate Account were $6,381,417.45, $8,803,783.32, and $30,575,504 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Selling Broker-Dealers. The Company may pay commissions to Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company does not expect to pay commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them. It may pay the Selling Broker-Dealer a percentage of Contract Value on an ongoing basis in consideration of the Selling Broker-Dealers’ obligation to supervise their registered representatives that sell the Contract. While the amount and timing of compensation may vary depending on the selling agreement, the Company does not expect compensation to exceed 0.15% annually of average Contract Value and does not expect to pay any commissions as a percentage of initial and subsequent Purchase Payments. The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 0.10% annually of average Contract Value.

The registered representative who sells you the Contract may receive a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts

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(including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of the top fifteen Selling Broker-Dealers that received additional compensation from the Company in 2010 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): PlanMember Securities Corporation, OFG Financial Services, Inc., TransAmerica Financial Advisors, Legend Equities Corporation, KMS Financial Services, Inc., Vantage Securities, Inc., Flexible Plan Investments Ltd., Lincoln Investment Planning, Inc., Northern Lights Distributors, LLC, CLS Investments, LLC, Comprehensive Asset Management and Servicing, Inc., Next Financial Group, Inc., Silver Oak Securities, Inc., Retirement Plan Advisors, Inc., and Cambridge Legacy Securities, LLC.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the administration charge, mortality and expense risk charge, rider charges, and withdrawal charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the withdrawal charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the withdrawal charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until March 19, 2007, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a

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representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 , and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2010 , and for each of the specified periods ended December 31, 2010 and 2009, or for such portions of such periods, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the EliteDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

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Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Alger Capital Appreciation	S	Seeks long-term capital appreciation	Fred Alger Management, Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation	Fred Alger Management, Inc.
Alger Small Cap Growth	S	Seeks long-term capital appreciation	Fred Alger Management, Inc.
American Century VP Income & Growth	II	The fund seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP International	II	The fund seeks capital growth.	American Century Investment Management, Inc.
American Century VP Mid Cap Value	II	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Value	II	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Basic Value V.I.	Class 3	Seeks capital appreciation and, secondarily, income	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Capital Appreciation V.I.	Class 3	Seeks long-term growth of capital	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Equity Dividend V.I.	Class 3	Seek long-term total return and current income	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Global Allocation V.I.	Class 3	Seeks high total investment return	BlackRock Advisors LLC	BlackRock Investment Management, LLC; BlackRock International Limited;
BlackRock Global Opportunities V.I.	Class 3	Seeks long-term growth of capital	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Large Cap Core V.I.	Class 3	Seeks high total investment return	BlackRock Advisors LLC	BlackRock Investment Management, LLC
BlackRock Large Cap Growth V.I.	Class 3	Seeks long-term capital growth	BlackRock Advisors LLC	BlackRock Investment Management, LLC
DWS Blue Chip VIP	B	The fund seeks growth of capital and income.	Deutsche Inv Mgmt Americas Inc	QS Investors Llc
DWS Capital Growth VIP	B	The fund seeks to provide long-term growth of capital.	Deutsche Inv Mgmt Americas Inc
DWS Dreman Small Mid Cap Value VIP	B	The fund seeks long-term capital appreciation.	Deutsche Inv Mgmt Americas Inc	Dreman Value Management, LLC
DWS Global Opportunities VIP	B	The fund seeks above-average capital appreciation over the long term.	Deutsche Inv Mgmt Americas Inc
DWS Global Thematic VIP	B	The fund seeks long-term capital growth.	Deutsche Inv Mgmt Americas Inc	Global Thematic Partners, LLC
DWS Government & Agency Securities VIP	B	The fund seeks high current income consistent with preservation of capital.	Deutsche Inv Mgmt Americas Inc

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
DWS Large Cap Value VIP	B	The fund seeks to achieve a high rate of total return.	Deutsche Inv Mgmt Americas Inc	Deutsche Asset Management Intl GMBH
Fidelity® VIP Balanced	Service Class 2	The fund seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® VIP Contrafund®	Service Class 2	The fund seeks long-term capital appreciation.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® VIP Disciplined Small Cap	Service Class 2	The fund seeks capital appreciation	Fidelity Mgmt & Research Company (FMR)	Geode Capital Management, LLC; FMR Co., Inc. (FMRC);
Fidelity® VIP Growth & Income	Service Class 2	The fund seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® VIP Index 500	Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt & Research Company (FMR)	Geode Capital Management, LLC; FMR Co., Inc. (FMRC);
Fidelity® VIP Investment Grade Bond	Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® VIP Mid Cap	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Fidelity® VIP Overseas	Service Class 2	The fund seeks long-term growth of capital.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® VIP Real Estate	Service Class 2	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Fidelity® VIP Strategic Income	Service Class 2	The fund seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt & Research Company (FMR)	Fidelity Research & Analysis Company; Fidelity Management & Research (UK) Inc.; Fidelity Management & Research (HK) Ltd; Fidelity Management & Rsrch (Japan) Inc.; FMR Co., Inc. (FMRC);
Franklin Flex Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth & Income Securities	2	Seeks capital appreciation with current income as secondary goal.	Franklin Advisers, Inc.
Franklin High Income Securities	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income Securities	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Growth Securities	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Large Cap Value Securities	2	Seeks long-term capital appreciation.	Franklin Advisory Services, LLC
Franklin Mutual Global Discovery Securities	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares Securities	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends Securities	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value Securities	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities	Class 2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income Securities	2	Seeks a high level of current income, with capital appreciation over the long-term as a secondary goal.	Franklin Advisers, Inc.
Franklin US Government Securities	2	Seeks income.	Franklin Advisers, Inc.

60

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Goldman Sachs VIT Government Income	Service	The Fund seeks a high level of current income, consistent with safety of principal.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Growth Opportunities	Service	The Fund seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Large Cap Value	Service	The Fund seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Mid Cap Value	Service	The Fund seeks long-term capital appreciation.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Strategic Growth	Service	The Fund seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Strategic International Equities	Service	The Fund seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT Structured Small Cap Equities	Service	The Fund seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
Invesco V.I. Core Equity	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Total return through growth of capital and current income	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco V.I. Government Securities	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Utilities	Series II	Long-term growth of capital and, secondarily, current income	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Capital Growth	Series II	To seek capital growth	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Comstock	Series II	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Equity and Income	Series II	Both capital appreciation and current income	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Global Value Equities	Series II	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco Van Kampen V.I. Growth and Income	Series II	To seek long-term growth of capital and income	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Mid Cap Growth	Series II	To seek capital growth	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Mid Cap Value	Series II	To provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.

61

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Ivy Funds VIP Asset Strategy	N/A	To provide high total return over the long term.	Waddell & Reed Investment Management Co
Ivy Funds VIP Balanced	N/A	To provide current income to the extend that market and economic conditions permit. Secondarily, long-term capital appreciation.	Waddell & Reed Investment Management Co
Ivy Funds VIP Core Equity	N/A	To seek capital growth.	Waddell & Reed Investment Management Co
Ivy Funds VIP Dividend Opportunities	N/A	To provide total return.	Waddell & Reed Investment Management Co
Ivy Funds VIP Energy	N/A	Seeks long-term capital appreciation.	Waddell & Reed Investment Management Co
Ivy Funds VIP Global Bond	N/A	To provide a high level of current income consistent with prudent investment risk.	Waddell & Reed Investment Management Co
Ivy Funds VIP Growth	N/A	Seeks capital growth, with a secondary objective of current income.	Waddell & Reed Investment Management Co
Ivy Funds VIP High Income	N/A	To provide a high level of current income. Secondarily, the fund seeks capital growth when consistent with the primary objective.	Waddell & Reed Investment Management Co
Ivy Funds VIP International Core Equity	N/A	To seek long-term capital growth.	Waddell & Reed Investment Management Co
Ivy Funds VIP International Growth	N/A	To provide, as a primary objective, long-term appreciation of capital with current income as a secondary goal.	Waddell & Reed Investment Management Co
Ivy Funds VIP Limited-Term Bond	N/A	To provide a high level of current income consistent with prudent investment risk.	Waddell & Reed Investment Management Co
Ivy Funds VIP Mid Cap Growth	N/A	To provide growth of your investment.	Waddell & Reed Investment Management Co
Ivy Funds VIP Real Estate Securities	N/A	To provide total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Management Co	Advantus Capital Management Co.
Ivy Funds VIP Science and Technology	N/A	To provide long-term capital growth.	Waddell & Reed Investment Management Co
Ivy Funds VIP Small Cap Growth	N/A	To provide growth of capital.	Waddell & Reed Investment Management Co
Ivy Funds VIP Small Cap Value	N/A	To provide long-term accumulation of capital.	Waddell & Reed Investment Management Co
Ivy Funds VIP Value	N/A	To provide long-term accumulation of capital.	Waddell & Reed Investment Management Co
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Management LLC

62

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Management LLC	Perkins Investment Management LLC
Lord Abbett Series Bond-Debenture VC	VC	The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Capital Structure VC	VC	The Fund's investment objective is to seek current income and capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Classic Stock VC	VC	The Fund's investment objective is growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	The Fund's investment objective is long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fundamental Equity VC	VC	The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth and Income VC	VC	The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Growth Opportunities VC	VC	The Fund's investment objective is capital appreciation.	Lord, Abbett & Co. LLC
Lord Abbett Series Mid-Cap Value VC	VC	The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Co. LLC
Lord Abbett Series Total Return VC	VC	The Fund's investment objective is to seek income and capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Value Opportunities VC	VC	The Fund's investment objective is long-term capital appreciation.	Lord, Abbett & Co. LLC
MFS® VIT Investors Growth Stock	Service	Seeks capital appreciation.	MFS® Investment Management
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	MFS® Investment Management
MFS® VIT New Discovery	Service	Seeks capital appreciation.	MFS® Investment Management
MFS® VIT Research	Service	Seeks capital appreciation.	MFS® Investment Management
MFS® VIT Research Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Investment Management
MFS® VIT Research International	Service	Seeks capital appreciation.	MFS® Investment Management
MFS® VIT Total Return	Service	Seeks total return.	MFS® Investment Management
MFS® VIT Utilities	Service	Seeks total return.	MFS® Investment Management

63

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Neuberger Berman AMT Guardian	I	The Fund seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Socially Responsive	S	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Global Securities Fund/VA	Service	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks a high level of current income principally derived from interest on debt securities.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks long-term capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	Service	Seeks capital appreciation.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	The Portfolio seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Global Bond (Unhedged)	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT High Yield	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Low Duration	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return	Advisor	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Total Return	Advisor	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Rydex | SGI VT All Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT All-Asset Aggressive Strategy	N/A	Growth of capital	Security Investors, LLC

64

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex | SGI VT All-Asset Conservative Strategy	N/A	Primary preservation of capital and secondary long-term growth of capital	Security Investors, LLC
Rydex | SGI VT All-Asset Moderate Strategy	N/A	Primary growth of capital and secondary preservation of capital	Security Investors, LLC
Rydex | SGI VT CLS AdvisorOne Amerigo	N/A	Long-term growth of capital without regard to current income	Security Investors, LLC	Clarke Lanzen Skalla Inv Firm Inc (NV)
Rydex | SGI VT CLS AdvisorOne Clermont	N/A	Combination of current income and growth of capital	Security Investors, LLC	Clarke Lanzen Skalla Inv Firm Inc (NV)
Rydex | SGI VT CLS AdvisorOne Select Allocation	N/A	Growth of capital and total return	Security Investors, LLC	Clarke Lanzen Skalla Inv Firm Inc (NV)
Rydex | SGI VT High Yield	N/A	Primary high current income and secondary capital appreciation	Security Investors, LLC
Rydex | SGI VT Large Cap Concentrated Growth	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Large Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Managed Asset Allocation	N/A	High level of total return	Security Investors, LLC	T. Rowe Price Associates, Inc.
Rydex | SGI VT Managed Futures Strategy	N/A	Investment results that match the performance of the Standard & Poor’s Diversified Trends Indicator® - a benchmark for measuring trends in the commodity and financial futures markets	Security Investors, LLC
Rydex | SGI VT Mid Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT MSCI EAFE Equal Weight	N/A	Performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index	Security Investors, LLC
Rydex | SGI VT Multi-Hedge Strategies	N/A	Long-term capital appreciation with less risk than traditional equity funds	Security Investors, LLC
Rydex | SGI VT Small Cap Value	N/A	Long-term capital appreciation	Security Investors, LLC
Rydex | SGI VT U.S. Long Short Momentum	N/A	Long-term capital appreciation	Security Investors, LLC
Rydex VT Banking	N/A	Capital appreciation by investing in companies that are involved in the banking sector	Security Investors, LLC
Rydex VT Basic Materials	N/A	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials	Security Investors, LLC
Rydex VT Biotechnology	N/A	Capital appreciation by investing in companies that are involved in the biotechnology industry	Security Investors, LLC
Rydex VT Commodities Strategy	N/A	Investment results that correlate to the performance of the S&P GSCITM Commodity Index - a benchmark for commodities	Security Investors, LLC
Rydex VT Consumer Products	N/A	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally	Security Investors, LLC

65

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex VT Dow 2x Strategy	N/A	Investment results that match the performance of a 200% of the Dow Jones Industrial AverageSM on a daily basis	Security Investors, LLC
Rydex VT Electronics	N/A	Capital appreciation by investing in companies that are involved in the electronics sector	Security Investors, LLC
Rydex VT Energy	N/A	Capital appreciation by investing in companies involved in the energy field	Security Investors, LLC
Rydex VT Energy Services	N/A	Capital appreciation by investing in companies that are involved in the energy services field	Security Investors, LLC
Rydex VT Europe 1.25x Strategy	N/A	Investment results that correlate to the performance of 125% of the fair value of the STOXX 50® Index	Security Investors, LLC
Rydex VT Financial Services	N/A	Capital appreciation by investing in companies that are involved in the financial services sector	Security Investors, LLC
Rydex VT Government Long Bond 1.2x Strategy	N/A	Investment results that correspond to the 120% of the daily price movement of the Long Treasury Bond - a benchmark for U.S. Government securities	Security Investors, LLC
Rydex VT Health Care	N/A	Capital appreciation by investing in companies that are involved in the health care industry	Security Investors, LLC
Rydex VT Internet	N/A	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet	Security Investors, LLC
Rydex VT Inverse Dow 2x Strategy	N/A	Investment results that match the performance of 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM on a daily basis	Security Investors, LLC
Rydex VT Inverse Government Long Bond Strategy	N/A
Total returns that inversely correlate to the price movements of the Long Treasury Bond on a daily basis - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument
Security Investors, LLC
Rydex VT Inverse Mid-Cap Strategy	N/A	Investment results that match the performance of inverse (opposite) of the performance of the S&P MidCap 400 Index on a daily basis	Security Investors, LLC
Rydex VT Inverse NASDAQ-100® Strategy	N/A	Investment results that match the performance of the inverse (opposite) of the performance of the NASDAQ-100 Index® on a daily basis	Security Investors, LLC
Rydex VT Inverse Russell 2000® Strategy	N/A	Investment results that match the performance of the inverse (opposite) of the performance of the Russell 2000® Index on a daily basis	Security Investors, LLC
Rydex VT Inverse S&P 500 Strategy	N/A	Investments results that match the performance of the inverse (opposite) of the performance of the S&P 500® Index on a daily basis	Security Investors, LLC

66

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex VT Japan 2x Strategy	N/A	Investment results that correlate to the performance of 200% of the fair value of the Nikkei 225 Stock Average Index	Security Investors, LLC
Rydex VT Leisure	N/A	Capital appreciation by investing in companies engaged in leisure and entertainment businesses	Security Investors, LLC
Rydex VT Mid-Cap 1.5x Strategy	N/A	Investment results that correlate to the performance of 150% of the performance of the S&P MidCap 400® Index on a daily basis	Security Investors, LLC
Rydex VT NASDAQ-100®	N/A	Investment results that correspond to the NASDAQ-100 Index® on a daily basis - a benchmark for over-the-counter securities	Security Investors, LLC
Rydex VT NASDAQ-100® 2x Strategy	N/A	Investment results that match the performance of 200% of the performance of the NASDAQ-100 Index® on a daily basis	Security Investors, LLC
Rydex VT Nova	N/A	Investment results that match the performance of 150% of the performance of the S&P 500® Index on a daily basis	Security Investors, LLC
Rydex VT Precious Metals	N/A	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector	Security Investors, LLC
Rydex VT Real Estate	N/A	Capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”)	Security Investors, LLC
Rydex VT Retailing	N/A	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores	Security Investors, LLC
Rydex VT Russell 2000® 1.5x Strategy	N/A	Investment results that correlate to the performance of the Russell 2000® Index on a daily basis - a benchmark for small-cap securities	Security Investors, LLC
Rydex VT Russell 2000® 2x Strategy	N/A	Investment results that match the performance of 200% of the performance of the Russell 2000® Index on a daily basis	Security Investors, LLC
Rydex VT S&P 500 2x Strategy	N/A	Investment results that match the performance of 200% of the performance of the S&P 500 Index on a daily basis	Security Investors, LLC
Rydex VT S&P 500 Pure Growth	N/A	Investment results that match the performance of the S&P 500 Pure Growth Index - benchmark for large-cap growth securities	Security Investors, LLC
Rydex VT S&P 500 Pure Value	N/A	Investment results that match the performance of the S&P 500 Pure Value Index - benchmark for large-cap value securities	Security Investors, LLC
Rydex VT S&P MidCap 400 Pure Growth	N/A	Investment results that match the performance of the S&P MidCap 400 Pure Growth Index - benchmark for mid-cap growth securities	Security Investors, LLC

67

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex VT S&P MidCap 400 Pure Value	N/A	Investment results that match the performance of the S&P MidCap 400 Pure Value Index - benchmark for mid-cap value securities	Security Investors, LLC
Rydex VT S&P SmallCap 600 Pure Growth	N/A	Investment results that match the performance of the S&P SmallCap 600 Pure Growth Index - benchmark for small-cap growth securities	Security Investors, LLC
Rydex VT S&P SmallCap 600 Pure Value	N/A	Investment results that match the performance of the S&P SmallCap 600 Pure Value Index - benchmark for small-cap value securities	Security Investors, LLC
Rydex VT Strengthening Dollar 2x Strategy	N/A	Investment results that match the performance of 200% of the performance of the U.S. Dollar Index® on a daily basis	Security Investors, LLC
Rydex VT Technology	N/A	Capital appreciation by investing in companies that are involved in the technology sector	Security Investors, LLC
Rydex VT Telecommunications	N/A	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment	Security Investors, LLC
Rydex VT Transportation	N/A	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment	Security Investors, LLC
Rydex VT U.S. Government Money Market	N/A	Security of principal, high current income, and liquidity	Security Investors, LLC
Rydex VT Utilities	N/A	Capital appreciation by investing in companies that operate public utilities	Security Investors, LLC
Rydex VT Weakening Dollar 2x Strategy	N/A	Investment results that match the performance of 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® on a daily basis	Security Investors, LLC
T. Rowe Price Blue Chip Growth	II
Seeks to provide long-term growth of capital by investing at least 80% of net assets in the common stocks of well-established large and medium-sized blue chip growth companies with the potential for above-average earnings growth. Income is a secondary objective. The fund may be appropriate for investors who seek capital appreciation over time and can accept the price volatility inherent in common stock investing.
T. Rowe Price Associates, Inc.

68

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
T. Rowe Price Equity Income	II
Seeks to provide substantial dividend income as well as long-term capital appreciation by investing primarily in dividend-paying common stocks of established companies. In selecting such stocks, the fund emphasizes companies that appear to be temporarily undervalued by various measures, such as price/earnings (P/E) ratios. The fund is intended for investors who can accept the price volatility inherent in common stock investing.
			T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio	II
Seeks to provide long-term growth of capital by investing at least 80% of net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, and the life sciences. The fund focuses primarily on U.S. stocks but may also invest up to 35% of total assets in foreign securities. While the fund may purchase small-company stocks, its primary focus should be on large and mid-size companies. It is intended for long-term investors who can accept the higher risks inherent in a fund that concentrates on a volatile area of the stock market.
			T. Rowe Price Associates, Inc.
T. Rowe Price Limited-Term Bond	II	Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.	T. Rowe Price Associates, Inc.
Templeton Developing Markets Securities	Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd. (SG)
Templeton Foreign Securities	Class 2	Seeks long-term capital growth.	Templeton Investment Counsel LLC
Templeton Global Bond Securities	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth Securities	2	Seeks long-term capital growth.	Templeton Global Advisors Limited
Third Avenue Value	N/A	Third Avenue Value Portfolio seeks long-term capital appreciation.	Third Avenue Management
Van Eck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Wells Fargo Advantage Core Equity VT	2	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage International Equity VT	2	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Intrinsic Value VT	2	Long-term capital appreciation	Wells Fargo Funds Management LLC	Metropolitan West Capital Management LLC
Wells Fargo Advantage Omega Growth VT	2	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.
Wells Fargo Advantage Opportunity VT	VT	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.

69

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Wells Fargo Advantage Small Cap Value VT	2	Long-term capital appreciation	Wells Fargo Funds Management LLC	Wells Capital Management Inc.

70

APPENDIX A

Rider Available for Purchase Only Prior to February 1, 2010

6% Dollar for Dollar Guaranteed Minimum Income Benefit(This rider was available for purchase ONLY prior to February 1, 2010) — Under this rider, we provide a future “safety net” by offering you the ability to receive guaranteed minimum fixed annuity payments when you annuitize. This means you will know the level of minimum income that will be available to you upon annuitization (the “Guaranteed Minimum Income Benefit”), regardless of fluctuating market conditions (and assuming you make withdrawals within a specified amount, as discussed below).

•	There are several important points for you to consider before purchasing the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider:

•
There is a ten-year waiting period before you can apply the Guaranteed Minimum Income Benefit to Annuity Payments. This rider may not be appropriate for you if you want to annuitize sooner or if you are over age 60 at issue and will be required to annuitize the Contract at age 70 ½ to meet federal minimum distribution requirements for Qualified Plans.

•
Because the annuity rates under the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider are based on conservative actuarial factors, the amount of lifetime income that the riders guarantee may be less than the amount of income that would be provided by applying your proceeds under the Contract to then-current annuity rates for the same Annuity Option. However, when you annuitize you are not required to apply the Guaranteed Minimum Income Benefit to receive Annuity Payments, and may instead apply your proceeds under the Contract to an Annuity Option at our then-current annuity rates.

•
Because you are not required to use the 6% Dollar for Dollar Guaranteed Minimum Income Benefit rider to receive Annuity Payments, and because you may never need to rely upon the Guaranteed Minimum Income Benefit, the benefit should be viewed as a payment “floor.” However, we will not refund charges paid for the rider if you do not receive the Guaranteed Minimum Income Benefit. Please consider that you may pay for the rider during the life of the Contract without receiving any of its benefits.

How do you calculate the Guaranteed Minimum Income Benefit? The Guaranteed Minimum Income Benefit is equal to:

•	Purchase Payments received during the three-year period that starts on the date the rider is issued (including any Credit Enhancements applied in connection with those Purchase Payments), less

•	any premium tax, less

•	an adjustment for withdrawals, increased

•	at an annual effective rate of interest of 6%.

Note: There are some important points to understand about the interest we credit to the Guaranteed Minimum Income Benefit.

•
We take into account the timing of when we receive each Purchase Payment and when you make a withdrawal for purposes of determining when we credit interest under the Guaranteed Minimum Income Benefit calculation.

•
We only credit interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. This rider may not be appropriate for you if you plan on electing an early Annuity Start Date or if the Annuitant is nearing his or her 80th birthday.

•
We credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. You will not receive the benefit of the 6% rate in determining the Guaranteed Minimum Income Benefit for amounts in this Subaccount. We may add new Subaccounts in the future that will earn only the 3% rate in calculating the Guaranteed Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

What happens if I make withdrawals? You may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Guaranteed Minimum Income Benefit.

•
This means that when you make a withdrawal that does not exceed the Annual Limit, we only reduce the Guaranteed Minimum Income Benefit as of the date of the withdrawal by the exact dollar amount of the withdrawal (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges).

The initial Annual Limit is equal to:

•	6% of the initial Purchase Payment (not including any Credit Enhancement) if you purchase this rider when you purchase the Contract.

•	6% of Contract Value if you purchase this rider on a Contract Anniversary.

The Annual Limit will remain the same each Contract Year unless you make additional Purchase

1

Payments after we issue the rider or withdraw more than the Annual Limit.

Note: You cannot carry over any portion of the Annual Limit that is not withdrawn during a Contract Year for withdrawal in a future Contract Year.

What happens if I make a withdrawal that exceeds the Annual Limit? If you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit, we will make a proportional reduction in the Guaranteed Minimum Income Benefit with regard to the excess withdrawal.

•	This means that when you make a withdrawal that exceeds the Annual Limit, we reduce the Guaranteed Minimum Income Benefit as follows:

>	first by any portion of the withdrawal that does not exceed the Annual Limit (including any applicable withdrawal charges, any Credit Enhancement forfeitures, and any premium tax charges), and

>	second by a percentage that equals (a) divided by (b), where:

a.	is the amount of the withdrawal that exceeds the Annual Limit, and

b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.

Note: This rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit. You should consult a tax adviser before purchasing the Guaranteed Minimum Income Benefit rider with a qualified contract.
We also will reduce the Annual Limit by a percentage that equals (a) divided by (b), where:

a.	is the amount of the withdrawal that exceeds the Annual Limit, and

b.	is the Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit.

The new Annual Limit will be the Annual Limit for all future Contract Years unless you make additional Purchase Payments or again withdraw more than the Annual Limit, which will require us to again adjust the Annual Limit.

What happens if I make Purchase Payments? We will increase the Annual Limit in an amount equal to 6% of any Purchase Payment you make after the rider is issued (not including any Credit Enhancement). Unless made during the first three years after the rider’s issue date, we will not increase the Guaranteed Minimum Income Benefit if you make additional Purchase Payments.

What happens when I annuitize? Beginning on the tenth anniversary of the date we issued the rider, you may apply the Guaranteed Minimum Income Benefit, less any applicable premium tax, to purchase a fixed Annuity under:

1.	Annuity Option 2,

2.	Annuity Option 4B, or

3.	the Alternate Benefit, as discussed below.

If you choose Annuity Option 2 or Annuity Option 4B:

•
You may purchase a fixed Annuity within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. This means that if you annuitize before the tenth anniversary, or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Guaranteed Minimum Income Benefit is not available.

•	Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain.

•	Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain.

•	We base the annuity rates under the rider for these Options upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

•	For more information, see the discussion of Option 2 and Option 4B under “Annuity Options.”

If you choose the Alternate Benefit:

•
The Alternate Benefit is available only on the tenth anniversary of the date we issued the rider and is not available thereafter. You may elect the Alternate Benefit by providing written notice to us within the 30-day period following the tenth anniversary of the date we issued the rider.

•	The Alternate Benefit provides for fixed Annuity payments on a monthly, quarterly, semiannual, or annual basis for a period of 15 years. Annuity

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payments are equal to the amount determined by dividing (a) by (b), where:

a.	is the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, and

b.	is the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

Note:  Because payments are made over a specified period rather than for life, we calculate the Alternate Benefit without using annuity rates. The Alternate Benefit represents the return of your Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, over a period of 15 years without crediting interest on that amount.

•
We guarantee that the Alternate Benefit will be at least equal to an amount determined by applying the Guaranteed Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax, to Annuity Option 7 with a 15-year period certain. See the discussion of Option 7 under “Annuity Options.”

Are there age restrictions on purchasing this rider? On the date the rider was issued, the Annuitant must have been age 79 or younger.

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ELITEDESIGNS® VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

Dated April 18 , 2011

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated April 18 , 2011, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

V6915C (PRS)	32-69150-03 2011/04/04

Table of Contents

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The mortality and expense risk charge of 0.20% and the administration charge of 0.25%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the dividend on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.	the amount of dividend per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

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Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Dividend Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Dividend Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Dividend Amount		$ 120.75

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small- & Mid-Cap Fund®/VA Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 0.30% during the Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid
Under Tax-Qualified Retirement Plans

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,000.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

4

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the mortality and expense risk charge of 0.20%, (2) the Return of Premium Death Benefit Rider charge of 0.10%; and (3) the administration charge of 0.25%.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of all fees and charges since the date of inception of the Separate Account or Subaccount.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis).

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2010, and for each of the specified periods ended December 31, 2010 and 2009, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2010, and for each of the specified

5

periods ended December 31, 2010 and 2009, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

ELITEDESIGNS® VARIABLE ANNUITY

SBL Variable Annuity Account XIV

Dated April 18, 2011

STATEMENT OF ADDITIONAL INFORMATION

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the EliteDesigns Variable Annuity dated April 18, 2011 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

V6915A	32-69151-01 2010/05/01

2

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting
the Excess Charge

The mortality and expense risk charge of 0.20% (0.00% if the 5-year schedule is selected) and the administration charge of 0.25%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. If you have elected a Rider, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the dividend on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.	the amount of dividend per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming a Contract with Contract Value of $50,000 allocated to the Oppenheimer Main Street Small Cap Fund®/VA Subaccount and one optional rider, the Return of Premium Death Benefit Rider, the Excess Charge would be computed as follows:

Excess Charge on an Annual Basis	0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Dividend Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Dividend Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Dividend Amount		$ 120.75

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small- & Mid-Cap Fund®/VA Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 0.30% during the

3

Annuity Period. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments
Paid Under Tax-Qualified
Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for tax year 2011 .   The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2011 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2011 is the lesser of (i) $49,000 or (ii) 100% of the employee’s annual compensation.

Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions-- $16,500 in 2011 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $16,500 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make  $8,500 in contributions to a traditional 403(b) contract in the same year.

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,000.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and total

4

return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 1.45%; (2) the administration charge of 0.25%; and (3) the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2010 , and for each of the specified periods ended December 31, 2010 and 2009, or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, MO, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance

5

upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2010 , and for each of the specified periods ended December 31, 2010 and 2009, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Consolidated Financial Statements

Security Benefit Life Insurance Company and Subsidiaries
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)
Periods From July 31, 2010 Through December 31, 2010, January 1, 2010 Through July 30, 2010, and
Years Ended December 31, 2009 and 2008
With Report of Independent Registered Public
Accounting Firm

Security Benefit Life Insurance Company
and Subsidiaries

Consolidated Financial Statements

Periods From July 31, 2010 Through December 31, 2010, January 1, 2010 Through July 30, 2010, and Years Ended December 31, 2009 and 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and subsidiaries (collectively, the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in stockholder’s equity, and cash flows for the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and years ended December 31, 2009 and 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiaries at December 31, 2010 and 2009, and the consolidated results of their operations and their cash flows for the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010 and years ended December 31, 2009 and 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1, the accompanying 2009 financial statements of the Company have been restated to correct an error in the recognition of the deferred income tax impact related to other-than-temporary investment impairments.

As discussed in Note 1 to the consolidated financial statements, effective July 31, 2010, in response to the acquisition of the Company’s parent, the Company adjusted its historical accounting basis to reflect the change in control at July 31, 2010.

Also, as discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for embedded credit derivatives effective July 1, 2010, and other-than-temporary impairments effective January 1, 2009.

/s/ Ernst & Young

April 14, 2011
Kansas City, Missouri

Security Benefit Life Insurance Company
and Subsidiaries

Consolidated Balance Sheets

	December 31
		2009
	2010	Predecessor
	Successor	(Restated)
	(In Thousands)
Assets
Investments:
Securities available for sale:
Bonds	$3,696,561	$2,899,997
Equities	88,380	104,911
Synthetic bonds	27,468	–
Notes receivable from affiliate	723,327	740,239
Bonds held to maturity	29,575	30,465
Mutual fund trading	3,988	–
Officer mortgage loans	8,274	10,746
Policy loans	106,187	113,128
Cash and cash equivalents	88,973	298,745
Restricted cash	46,176	34,200
Short-term investments	3,316	69,959
Other invested assets	88,386	67,333
Total investments	4,910,611	4,369,723

Accrued investment income	37,252	31,429
Collateral held for securities lending	–	49,735
Accounts receivable	9,472	6,921
Deferred income tax asset	62,365	–
Reinsurance recoverable	530,467	515,112
Property and equipment, net	52,044	49,661
Deferred policy acquisition costs	5,292	270,345
Deferred sales inducement costs	–	83,748
Value of business acquired	53,792	–
Other intangible assets	2,958	–
Other assets	44,049	50,143
Separate account assets	4,862,960	4,980,210
Total assets	$10,571,262	$10,407,027

3

	December 31
		2009
	2010	Predecessor
	Successor	(Restated)
	(In Thousands,
	Except Share Amounts)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$4,910,180	$4,893,157
Policy and contract claims	4,338	3,743
Other policyholder funds	17,198	17,512
Accounts payable and accrued expenses	76,396	45,204
Income taxes payable	26,028	4,471
Deferred income tax liability	–	9,728
Long-term debt	121,239	150,000
Mortgage debt	36,597	38,639
Securities lending obligation	–	49,735
Other liabilities	6,189	17,703
Separate account liabilities	4,862,960	4,980,210
Total liabilities	10,061,125	10,210,102

Stockholder’s equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	483,194	87,627
Accumulated other comprehensive loss	(1,545)	(147,189)
Retained earnings	21,488	249,487
Total stockholder’s equity	510,137	196,925

Total liabilities and stockholder’s equity	$10,571,262	$10,407,027

See accompanying notes.

4

Security Benefit Life Insurance Company
and Subsidiaries

Consolidated Statements of Operations

	July 31,	January 1,
	2010 Through	2010 Through	Year Ended	Year Ended
	December 31,	July 30,	December 31,	December 31,
	2010	2010	2009	2008
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Revenues:
Insurance premiums and other considerations	$ 157	$ 207	$ 1,057	$ 3,887
Asset-based fees	37,556	51,778	78,886	211,546
Other product charges	6,238	11,343	25,740	54,278
Net investment income	87,199	127,824	176,319	259,436
Net realized/unrealized gains (losses), excluding
impairment losses on available-for-sale securities	3,357	5,337	(1,994)	(15,618)
Total other-than-temporary impairment losses on
available-for-sale securities and other invested assets	(365)	(19,341)	(68,507)	(395,851)
Portion of impairment losses on available-for-sale
bonds recognized in other comprehensive income	6	4,588	21,157	–
Transfer fee income	–	–	–	24,551
Other revenues	10,325	12,757	38,235	65,836
Total revenues	144,473	194,493	270,893	208,065

Benefits and expenses:
Annuity benefits:
Interest credited to account balances	51,910	71,607	129,486	168,408
Benefits in excess of account balances	1,218	2,642	7,529	9,207
Traditional life insurance benefits	124	(2,299)	(808)	(1,088)
Other benefits	1,798	11,087	2,867	86,724
Total benefits	55,050	83,037	139,074	263,251

Commissions and other operating expenses	47,661	65,887	104,088	261,826
Amortization of deferred policy acquisition
costs and value of business acquired	3,405	26,229	29,534	99,805
Interest expense	6,679	8,485	17,367	16,818
Other expenses	798	414	187	3,792
Total benefits and expenses	113,593	184,052	290,250	645,492

Income (loss) before income tax expense (benefit)	30,880	10,441	(19,357)	(437,427)
Income tax expense (benefit)	9,392	8,472	5,056	(14,040)
Net income (loss)	$ 21,488	$ 1,969	$ (24,413)	$ (423,387)

See accompanying notes.

5

Security Benefit Life Insurance Company
and Subsidiaries

Consolidated Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
	(In Thousands)
Predecessor
Balance at January 1, 2008	$7,000	$66,936	$(198,321)	$639,586	$515,201
Capital contribution from parent	–	22,691	–	–	22,691
Return of capital to parent	–	(2,000)	–	–	(2,000)
Comprehensive loss:
Net loss	–	–	–	(423,387)	(423,387)
Other comprehensive income
(loss), net	–	–	8,730	(414)	8,316
Comprehensive loss					(415,071)
Dividends paid	–	–	–	(22,800)	(22,800)
Balance at December 31, 2008	7,000	87,627	(189,591)	192,985	98,021
Cumulative effect of change in
accounting for investment
impairments	–	–	(53,348)	82,075	28,727
Comprehensive income (loss):
Net loss	–	–	–	(24,413)	(24,413)
Other comprehensive
income, net (restated)	–	–	95,750	–	95,750
Comprehensive income					71,337
Dividends paid	–	–	–	(1,160)	(1,160)
Balance at December 31, 2009 (restated)	7,000	87,627	(147,189)	249,487	196,925
Cumulative effect of change in
accounting for embedded
credit derivatives	–	–	10,153	(10,153)	–
Capital contribution from parent	–	340,000	–	–	340,000
Comprehensive income:
Net income	–	–	–	1,969	1,969
Other comprehensive income, net	–	–	59,181	–	59,181
Comprehensive income					61,150
Balance at July 30, 2010	7,000	427,627	(77,855)	241,303	598,075
Successor
Adjustments related to push
down of purchase price resulting
from change in control	–	55,567	77,855	(241,303)	(107,881)
Balance at July 31, 2010	7,000	483,194	–	–	490,194
Comprehensive income:
Net income	–	–	–	21,488	21,488
Other comprehensive loss, net	–	–	(1,545)	–	(1,545)
Comprehensive income					19,943
Balance at December 31, 2010	$7,000	$483,194	$(1,545)	$21,488	510,137

See accompanying notes.

6

Security Benefit Life Insurance Company
and Subsidiaries

Consolidated Statements of Cash Flows

	July 31,	January 1,
	2010 Through	2010 Through	Year Ended	Year Ended
	December 31,	July 30,	December 31,	December 31,
	2010	2010	2009	2008
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Operating activities
Net income (loss)	$21,488	$1,969	$(24,413)	$(423,387)
Adjustments to reconcile net income (loss) to net cash and
cash equivalents provided by operating activities:
Net realized/unrealized (gains) losses	(2,998)	9,416	49,344	411,469
Depreciation and amortization	1,684	2,365	4,289	13,717
Amortization of investment premiums and discounts	8,476	(7,326)	8,962	1,879
Annuity and interest-sensitive life products –
interest credited to account balances	51,910	71,607	129,486	168,408
Policy acquisition costs deferred	(6,429)	(11,448)	(19,750)	(45,710)
Amortization of deferred policy acquisition costs
and value of business acquired	3,405	26,229	29,534	99,805
Sales inducement costs charged back (deferred)	–	236	33	(5,070)
Amortization of sales inducement costs	–	9,333	13,997	26,179
Change in restricted cash	2,290	(14,266)	(26,814)	9,130
Net sales (purchases) of mutual funds, trading	(4,000)	(1)	–	16,230
Other changes in operating assets and liabilities	23,137	(4,703)	128,541	80,734
Net cash and cash equivalents provided by operating
activities	98,963	83,411	293,209	353,384

Investing activities
Sales, maturities, or repayments of investments:
Bonds available for sale	648,097	538,352	1,437,078	572,416
Equity securities available for sale	8,583	32,058	14,838	16,236
Notes receivable from affiliates	20,000	–	–	–
Bonds held to maturity	198	436	22,174	4,331
Officer mortgage loans	1,017	1,825	1,896	–
Other invested assets	5,714	2,164	1,158	65,669
	683,609	574,835	1,477,144	658,652
Acquisitions of investments:
Bonds available for sale	(952,061)	(913,232)	(1,248,367)	(80,945)
Equity securities available for sale	(11,396)	(10,740)	(31,843)	(14,841)
Bonds held to maturity	–	–	(26,195)	–
Note receivable	–	–	–	(250,000)
Officer mortgage loans	(160)	(210)	–	–
Other invested assets	(13,797)	(10,539)	(27,795)	(56,674)
	(977,414)	(934,721)	(1,334,200)	(402,460)

7

Security Benefit Life Insurance Company
and Subsidiaries

Consolidated Statements of Cash Flows (continued)

	July 31,	January 1,
	2010 Through	2010 Through	Year Ended	Year Ended
	December 31,	July 30,	December 31,	December 31,
	2010	2010	2009	2008
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Net (purchases) sales of property and equipment	$(62)	$(139)	$(105)	$288
Net (purchases) sales of short-term investments	(1,000)	67,681	(69,971)	537,803
Net decrease in policy loans	2,232	4,709	8,710	2,956
Purchase of subsidiary, net of cash acquired	–	–	–	(428,640)
Sale of subsidiaries, net of cash transferred	–	–	–	(44,125)
Net cash and cash equivalents (used in) provided by
investing activities	(292,635)	(287,635)	81,578	324,474

Financing activities
Payments on mortgage debt	(868)	(1,174)	(1,910)	(1,785)
Capital contribution from parent	–	340,000	–	10,000
Dividends paid	–	–	–	(22,800)
Distribution to minority interest owner in excess of earnings	–	–	–	(12,751)
Distribution to parent	–	–	–	(2,000)
Proceeds from business-owned life insurance loan	–	–	–	56,000
Deposits to annuity account balances	57,601	80,122	159,943	183,122
Withdrawals from annuity account balances	(116,190)	(171,367)	(438,022)	(767,096)
Net cash and cash equivalents provided by (used in)
financing activities	(59,457)	247,581	(279,989)	(557,310)

(Decrease) increase in cash and cash equivalents	(253,129)	43,357	94,798	120,548
Cash and cash equivalents at beginning of period	342,102	298,745	203,947	83,399
Cash and cash equivalents at end of period	$88,973	$342,102	$298,745	$203,947

Supplemental disclosures of cash flow information
Cash paid during the year for:
Interest	$6,953	$7,409	$17,349	$16,636

Income taxes	$13,994	$1,597	$2,609	$4,243

See accompanying notes.

8

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements

December 31, 2010

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (SBL), together with its subsidiary, Security Distributors, Inc. (SDI) (referred to herein, collectively as the Company), consist primarily of marketing and distributing annuities, mutual funds, life insurance, and related products throughout the United States. The Company offers a diversified portfolio of investment products consisting primarily of individual and group annuities and mutual fund products through multiple distribution channels. SDI is registered as a broker-dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority (FINRA).

SBL converted from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas- domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas-domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owned, through its ownership of SBC, all of the issued and outstanding common stock of the Company.

On February 15, 2010, SBMHC entered into a purchase and sale agreement with Guggenheim SBC Holdings, LLC (GSBCH) to sell all of the outstanding capital stock of SBC. Effective July 30, 2010, SBC was sold to GSBCH, referred to herein as the “Transaction” (see Note 11). At the time of the Transaction, SBMHC was demutualized and then dissolved.

Basis of Presentation

The consolidated financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company’s assets and liabilities and are labeled “Predecessor.” The statements subsequent to the Transaction are labeled “Successor” and reflect adjusting the Company’s historical accounting basis to reflect the change in control based upon the allocated purchase price by SBC at the Transaction date in the consolidated financial statements.

The consolidated financial statements for the periods July 31, 2010 through December 31, 2010, January 1 2010 through July 30, 2010, and years ended December 31, 2009 and 2008, include the operations and accounts of SBL and its subsidiary, SDI.

9

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

During 2008, the Company acquired a 60.5% ownership interest in Rydex Holdings, LLC and its subsidiaries, Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.) and subsidiaries, Rydex Fund Services, LLC (formerly Rydex Fund Services, Inc.), and Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) (RDLLC) (collectively, RHLLC) (see Note 11). RHLLC, Security Global Investors (SGI), and the Company’s 90% interest in Security Investors (SI) were sold to SBC on December 30, 2008 (see Note 16). The consolidated financial statements for the period ended December 31, 2008, include the operations of the Company and its divested subsidiaries SI, SGI, and RHLLC (see Note 11), as well as the operations of SDI, which was contributed to the Company on December 31, 2008, by SBC. Minority interest amounts held by SBC of $760,000 in the net income of SI and $2,428,000 in the net loss of RHLLC are included in consolidated other expenses for the year ended December 31, 2008.

Significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs and value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

10

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

In April 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, which was subsequently incorporated into FASB Accounting Standards Codification (ASC) Subtopic 320-10, Investments – Debt and Equity Securities – Overall. This new guidance relates to the recognition and presentation of other-than-temporary impairments (OTTIs) and requires additional disclosures. The recognition guidance applies to debt securities classified as available for sale and held to maturity. The presentation and disclosure guidance applies to debt and equity securities. The guidance requires an entity to bifurcate any OTTI on debt securities between credit and non-credit impairments and establishes the accounting treatment for each aspect, in current and subsequent periods. A cumulative effect adjustment was required to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated other comprehensive income (loss). This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective January 1, 2009. The cumulative effect from the change in the accounting principle from adopting this guidance resulted in a net increase of $82,075,000 to retained earnings and corresponding net decrease of $53,348,000 to accumulated other comprehensive income (loss). The required disclosures are provided in Note 2.

In June 2009, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 167, Amendment to FASB Interpretation No. 46(R), which was subsequently incorporated into ASC Topic 810-10-05, Consolidation – Overall – Variable Interest Entities. The new guidance improves the financial reporting by enterprises involved with variable interest entities (VIEs). This guidance changes the approach to determining a VIE’s primary beneficiary and requires companies to continuously reassess whether investments in VIEs must be consolidated. This guidance was effective January 1, 2010. The adoption of this guidance did not have a material impact on the consolidated financial statements.

11

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In August 2009, the FASB issued Accounting Standards Update (ASU) 2009-05, Fair Value Measurements and Disclosures (Topic 820), Measuring Liabilities at Fair Value, to provide additional guidance on measuring the fair value of liabilities. The update provides clarification when a quoted price in an active market for the identical liability is not available. ASU 2009-05 clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a quoted price in an active market, an entity must use one or more of the following valuation techniques to estimate fair value: (1) a valuation technique that uses a quoted price: (a) of an identical liability when traded as an asset or (b) of a similar liability when traded as an asset or (2) another valuation technique such as (a) a present value technique or (b) a technique based on the amount an entity would pay to transfer the identical liability or would receive to enter into an identical liability. The guidance is effective for the first reporting period beginning after issuance, which for the Company is January 1, 2010. The Company adopted the guidance, and the adoption did not have a material impact on the consolidated financial statements.

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value, which requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance, and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. The Company adopted this guidance as of January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the reconciliation for Level 3 fair value measurements, which will be effective for periods beginning after December 15, 2010, which for the Company is January 1, 2011. This guidance did not have a material impact on the consolidated financial statements.

12

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In March 2010, the FASB issued ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives, which amends and clarifies the guidance on evaluation of credit derivatives embedded in beneficial interests in securitized financial assets, including asset-backed securities, credit-linked notes, collateralized loan obligations, and collateralized debt obligations (CDOs). This guidance eliminates the scope exception for bifurcation of embedded credit derivatives in interests in securitized financial assets, unless they are created solely by subordination of one financial instrument to another. This guidance is effective for financial statements for the first quarter beginning after June 15, 2010, which for the Company is July 1, 2010. The cumulative effect from the change in the accounting principle from adopting this guidance resulted in a net decrease of $10,153,000 to retained earnings and corresponding net increase of $10,153,000 to accumulated other comprehensive income (loss). The required disclosures are provided in Note 2.

In April 2010, the FASB issued ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments, clarifying that investments held within the separate accounts of an insurance entity should not be combined with the insurer’s general account interest in the same investments when determining whether consolidation is required, unless the separate account interests are held for the benefit of a related party. This guidance is effective for financial statements for periods that begin after December 15, 2010, which for the Company is January 1, 2011. The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

In September 2010, the FASB issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The guidance defines allowable deferred acquisition costs as the incremental direct cost of contract acquisition and certain costs related directly to underwriting, policy issuance, and processing. This guidance also allows for the deferral of advertising costs if 1) the primary purpose of the advertising is to elicit to customers who could be shown to have responded specifically to the advertising and 2) the direct-response advertising results in probable future benefits. This guidance will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted, and companies may chose to apply the new guidance either prospectively or retroactively. The Company is currently evaluating the impact of this guidance and the period of adoption. This guidance is a significant change to current industry practice and could materially impact the Company’s financial statements, upon adoption.

13

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Bonds classified as held to maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available for sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of adjustments related to deferred policy acquisition costs, unearned revenue reserves and applicable income taxes. The adjustment related to deferred policy acquisition costs and unearned revenue reserves represents the increase from using a discount rate that would have been required if such unrealized gains or losses had been realized. If it is determined that a decline in fair value is other than temporary, unrealized losses are generally bifurcated between credit- and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income.

The Company holds certain bonds classified as available for sale, which have the embedded credit derivative features. Prior to July 1, 2010, these securities were treated as available-for-sale securities. Effective July 1, 2010, the bonds that contain the embedded credit derivative features are required to bifurcate the embedded credit derivative feature related to the written credit default swap or elect the fair value option for the entire instrument. The Company has elected to utilize the fair value option for the entire instrument, with the changes in fair value being recognized through realized gains (losses) in the consolidated statements of operations.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations as a component of net realized/unrealized gains (losses).

14

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Mutual funds include affiliated mutual funds and seed money investments. A portion of the mutual fund investments is purchased to generate returns for certain liabilities. Mutual funds are classified as trading and carried at fair value, with changes in fair value reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, OTTIs, and market value changes in certain seed money investments are reported as a component of net realized/unrealized gains (losses) in the consolidated statements of operations.

The Company has entered into bridge loans to provide a short-term loan facility utilized by the borrower until permanent financing can be secured or an existing obligation or project is completed. The Company is obligated to fund the loans only upon request from the borrower and receives a commitment fee on the maturity date for providing the loan facility. The Company has also entered into revolver agreements, which are lines of credit where the borrower is allowed to use the funds as needed and is most often used for operating purposes. The Company receives a commitment fee for providing the line of credit to the borrower. If a portion of a bridge loan or revolver is funded, the Company will receive interest on the amount funded.

Officer mortgage loans are reported at amortized cost.

Policy loans are reported at unpaid principal.

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $89.5 million and $64.4 million at December 31, 2010 and 2009, respectively. For the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and years ended December 31, 2009 and 2008, the Company included $3.9 million, $6.9 million, $(5.4) million, and $4.3 million, respectively, in net investment income representing the Company’s share of current year net income (loss) of the unconsolidated entities.

15

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

The Company previously entered into an agreement to make certain securities available to be loaned. This program was terminated in September 2010. Securities loaned were treated as financing arrangements and were recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtained collateral in an amount equal to 102% of the fair value of the domestic securities. The Company monitored the market value of securities loaned with additional collateral provided as necessary. The Company accepted collateral that could be sold or repledged. Substantially all of the Company’s securities loaned transactions were with large brokerage firms. Income and expenses associated with securities lending activities used to generate income are included in net investment income. The cash collateral received on these loaned securities was recorded in the Company’s consolidated balance sheets.

Restricted Cash

Restricted cash consists of cash pledged by the Company as collateral to a financial institution; cash restricted to distribution to the policyholders as a result of the Transaction; and cash held in accordance with the Securities and Exchange Commission regulations for exclusive benefit of the Company’s clients. All restricted cash has been segregated from the Company’s operating cash accounts.

Derivatives

The Company recognizes all derivative financial instruments, such as interest rate swaps and futures contracts, in the consolidated financial statements at fair value with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder’s equity as a component of accumulated other comprehensive income or loss depending on whether the derivative financial instrument qualifies for hedge accounting and, if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged

16

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in accumulated other comprehensive income or loss, net of related deferred income taxes. Changes in fair values of derivatives not qualifying as hedges are reported in the consolidated statements of operations as a component of net investment income.

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs in the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investment (gross blended separate account return assumption of 10.5% for the years 2011 through 2014 and 8.5% thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

17

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

Deferred Selling Commissions

The Company defers certain costs, principally sales commissions, paid to broker-dealers in connection with the sale of certain variable annuity products with distribution fees and contingent deferred sales charges. These deferred selling commissions are amortized based on the revenue stream of contingent deferred sales charges.

Effective October 16, 2009, RDI, an affiliate of the Company, became the distributor of certain affiliated mutual funds formerly distributed by the Company. The deferred costs related to these funds in the amount of $1,869,000, along with associated deferred income taxes of $708,000, were distributed to SBC and subsequently from SBC to RDI on December 28, 2009, in a non-cash transaction. As a result of this distribution, RDI will receive the benefit of the revenue stream from all shares previously sold, as well as revenue from all future sales of affiliated mutual funds. RDI will also assume certain costs formerly borne by the Company, principally sales commissions paid to broker-dealers in connection with the sale of those affiliated mutual funds.

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

18

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Goodwill and Other Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. Additionally, the Company assesses whether its indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing hardware and certain related systems, are recorded at cost less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

The following is a summary of property and equipment at cost less accumulated depreciation:

	2010	2009
	Successor	Predecessor
	(In Thousands)

Land	$5,630	$450
Land improvements	–	539
Building	44,409	53,535
Furniture	1,908	7,450
Data processing equipment	42	423
Computer software	1,773	18,912
Other	78	636
	53,840	81,945
Less accumulated depreciation	1,796	32,284
	$52,044	$49,661

19

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of FHLB, while others are reimbursed to the Company. Expected future minimum rents to be received from FHLB at December 31, 2010, related to the non-cancelable portion of the lease are $955,000 annually for years 2011 through 2015 and $1,354,000 thereafter.

Business-Owned Life Insurance

The Company has invested in business-owned life insurance. The investment is carried in other assets at net policy value of $20,600,000 and $22,606,000 at December 31, 2010 and 2009, respectively, with the change in value of $338,000, $105,000, $2,788,000, and $4,083,000 for the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and years ended December 31, 2009, and 2008, respectively, recorded in other revenues. In June 2008, a $56,000,000 loan was taken out against the policy. Interest expense of $2,853,000 related to the policy loan was paid in 2009. The loan had a variable interest rate that was reset annually at the policy anniversary date of November 21. In October 2009, the loan was converted to a withdrawal of basis, leaving an outstanding principal loan amount of zero as of December 31, 2009.

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

20

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1% to 10% during 2010, from 1.4% to 10% during 2009, and from 2% to 10% during 2008.

Policy reserves and annuity account values also include funding agreements of $1.3 billion at December 31, 2010 and 2009, that are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the debt the right to call the outstanding principal and interest if certain adverse conditions occur.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

21

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Some of the Company’s policies and contracts require payment of fees in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue reserves upon receipt and included in other policyholder funds in the consolidated balance sheets. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

Commissions, support, and distribution fees include point-of-sale fees (e.g., front-load mutual fund or variable annuity fees) and asset-based fees (e.g., 12b-1 fees) that are generally based on a contractual fee as a percentage of assets and recognized when earned, which is generally upon receipt. Additionally, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid on a monthly basis based on contractual agreements. Revenue sharing fees represent amounts accrued under agreements with both affiliated and unaffiliated mutual funds that are in underlying variable annuities.

During 2008, the Company provided transfer agency, portfolio accounting, and other services to affiliated mutual funds. The Company received fees for these services based on an annual percentage of average daily net assets of these funds. These revenues were recognized as services were provided. These services were no longer provided by the Company in 2009 or 2010.

22

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2010 or 2009.

Prior Period Adjustment

The Company recognized a prior period adjustment to correct an error in the recognition of deferred income taxes. In accordance with ASC Topic 250, Accounting Changes and Error Corrections, the December 31, 2009, financial statements have been restated to reflect this change. The effect of the adjustment was a decrease in other comprehensive income and deferred income tax assets of $28,727,000 as of December 31, 2009.

Reclassifications

Certain amounts appearing in the prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation.

Corporate Reorganization

SDI was contributed to SBL from SBC on December 31, 2008 (see Note 16). Under ASC Topic 805, Business Combinations, the receiving entity of the transferred equity interest, in an exchange between entities under common control, should report results of operations as if the transfer occurred at the beginning of the period presented and prior years should be restated to furnish comparative information. In accordance with this guidance, SDI has been included in the consolidated financial statements of the Company for all periods presented.

23

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, OTTIs in other comprehensive income (OCI), and fair values of the Company’s portfolio of bonds and equity securities available for sale and bonds held to maturity at December 31, 2010 and 2009, is as follows:

	December 31, 2010 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
	(In Thousands)
Available for sale
Bonds:
U.S. Treasury securities and obligations of U.S.	$21,405	$15	$304	$–	$21,116
government corporations and agencies
Obligations of government-sponsored enterprises	291,202	15	9,209	–	282,008
Corporate securities	1,076,303	10,658	12,154	–	1,074,807
Commercial mortgage-backed securities	340,161	5,893	1,349	–	344,705
Residential mortgage-backed securities	1,123,397	3,719	17,688	6	1,109,422
Other mortgage-backed securities	73,106	165	2,335	–	70,936
Collateralized debt obligations	40,240	5,584	168	–	45,656
Other debt obligations	733,933	25,070	11,092	–	747,911
Total bonds	$3,699,747	$51,119	$54,299	$6	$3,696,561

Equity securities:
Financial	$9,562	$35	$82	$–	$9,515
Fund	7,201	237	–	–	7,438
Technology	5,228	–	475	–	4,753
Transportation	1	–	–	–	1
Government	66,673	–	–	–	66,673
Total equity securities	$88,665	$272	$557	$–	$88,380

Held to maturity
Bonds:
Corporate securities	$18,276	$3	$123	$–	$18,156
Other debt obligations	11,299	–	411	–	10,888
Total held to maturity	$29,575	$3	$534	$–	$29,044

24

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

 2. Investments (continued)

	December 31, 2009 (Predecessor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
	(In Thousands)
Available for sale
Bonds:
U.S. Treasury securities and obligations of U.S.	$16,346	$378	$19	$–	$16,705
government corporations and agencies
Obligations of government-sponsored enterprises	209,069	56	2,789	–	206,336
Corporate securities	871,256	22,663	62,294	–	831,625
Commercial mortgage-backed securities	39,058	1,786	574	–	40,270
Residential mortgage-backed securities	1,301,755	31,192	16,608	–	1,316,339
Other mortgage-backed securities	61,883	1,229	170	–	62,942
Collateralized debt obligations	162,121	221	47,011	44,132	71,199
Other debt obligations	448,289	3,826	61,163	36,371	354,581
Total bonds	$3,109,777	$61,351	$190,628	$80,503	$2,899,997

Equity securities:
Financial	$8,631	$1,501	$5,619	$–	$4,513
Fund	30,705	461	398	–	30,768
Technology	4,899	–	30	–	4,869
Transportation	–	1	–	–	1
Government	64,760	–	–	–	64,760
Total equity securities	$108,995	$1,963	$6,047	$–	$104,911

Held to maturity
Bonds:
Corporate securities	$17,038	$1,679	$–	$–	$18,717
Other debt obligations	13,427	–	2,751	–	10,676
Total held to maturity	$30,465	$1,679	$2,751	$–	$29,393

25

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

 2. Investments (continued)

The amortized cost and fair value of bonds at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)

Due in one year or less	$15,126	$15,165	$–	$–
Due after one year through five years	309,811	309,732	11,942	11,934
Due after five years through ten years	615,021	606,161	6,334	6,222
Due after ten years	448,952	446,873	11,299	10,888
Mortgage-backed securities and other asset-backed securities	2,310,837	2,318,630	–	–
	$3,699,747	$3,696,561	$29,575	$29,044

26

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

For bonds and equity securities with unrealized losses as of December 31, 2010 and 2009, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2010 (Successor)
	Less Than 12 Months	Greater Than or Equal to 12 Months				Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
Bonds available for sale:	(In Thousands)
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$14,269	$304	$–	$–	$14,269	$304
Obligations of government-sponsored enterprises	269,409	9,209	–	–	269,409	9,209
Corporate securities	612,502	12,154	–	–	612,502	12,154
Commercial mortgage-backed securities	67,447	1,349	–	–	67,447	1,349
Residential mortgage-backed securities	797,617	17,688	–	–	797,617	17,688
Other mortgage-backed securities	61,207	2,335	–	–	61,207	2,335
Collateralized debt obligations	3,104	168	–	–	3,104	168
Other debt obligations	361,284	11,092	–	–	361,284	11,092
Total bonds available for sale	$2,186,839	$54,299	$–	$–	$2,186,839	$54,299

Total equity securities available for sale	$12,308	$557	$–	$–	$12,308	$557

Total bonds held to maturity	$19,711	$534	$–	$–	$19,711	$534

27

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2009 (Predecessor)
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds available for sale:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$3,715	$18	$454	$1	$4,169	$19
Obligations of government-sponsored enterprises	193,675	2,787	173	2	193,848	2,789
Corporate securities	98,473	3,793	320,584	58,501	419,057	62,294
Commercial mortgage-backed securities	12,895	88	5,668	486	18,563	574
Residential mortgage-backed securities	451,472	5,460	94,752	11,148	546,224	16,608
Other mortgage-backed securities	13,071	170	–	–	13,071	170
Collateralized debt obligations	22,623	18,885	132,171	72,258	154,794	91,143
Other debt obligations	134,015	35,753	193,276	61,781	327,291	97,534
Total bonds available for sale	$929,939	$66,954	$747,078	$204,177	$1,677,017	$271,131

Total equity securities available for sale	$29,618	$5,649	$5,759	$398	$35,377	$6,047

Total bonds held to maturity	$13,427	$2,751	$–	$–	$13,427	$2,751

As of December 31, 2010, the Company held $2,187 million in available-for-sale fixed maturity securities with unrealized losses of $54 million. The Company’s portfolio consists of fixed maturity securities where 95% are investment grade (rated AAA through BBB-) with an average price of $98 (carrying value/amortized cost). For those securities that have been in a loss position for less than 12 months, the Company’s portfolio holds 1,102 securities with a carrying value of $2,187 million and unrealized losses of $54 million reflecting an average price of $98. Of this portfolio, 95% were investment grade (rated AAA through BBB-) at December 31, 2010. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. At present, the Company cannot ascertain as to the duration of the current market conditions and the resulting impact on such positions but believes these losses to be temporary.

28

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

As of December 31, 2009, the Company held $1,677 million in available-for-sale fixed maturity securities with unrealized losses of $271 million. The Company’s portfolio consisted of fixed maturity securities where 72% were investment grade (rated AAA through BBB-) with an average price of $86 (carrying value/amortized cost). For those securities that were in a loss position for less than 12 months, the Company’s portfolio held 161 securities with a carrying value of $930 million and unrealized losses of $67 million reflecting an average price of $93. Of this portfolio, 81% were investment grade (rated AAA through BBB-) at December 31, 2009. The losses on these securities were primarily attributed to weakness in overall economic activity and a softening in credit markets.

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company’s ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between amortized cost and fair value is charged to earnings. The Company recognizes an other-than-temporary impairment of the difference between amortized cost and fair value for debt securities in net income if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, then the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income, and the non-credit portion is recognized in OCI.

29

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.

An analysis of the credit losses recognized in earnings where a portion of the other-than-temporary impairment was recognized in OCI is as follows:

	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
		(In Thousands)

Balance at beginning of period	$–	$(84,171)	$(89,602)
Credit losses for which an other-than-temporary impairment was not previously recognized	(84)	(143)	(10,908)
Reduction for securities sold during the period or intended to be sold	–	28,106	16,764
Additional credit loss impairments on securities previously impaired	–	(12,669)	(425)
Reduction for securities adjusted for the adoption of the embedded credit derivative standard	–	5,447	–
Balance at end of period	$(84)	$(63,430)	$(84,171)

30

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows:

	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor	Year Ended December 31, 2008 Predecessor
	(In Thousands)

Interest on bonds	$68,603	$99,745	$155,026	$196,538
Dividends on equity securities	1,417	1,612	2,010	3,875
Dividends on mutual funds	–	–	–	161
Interest on mortgage loans	154	244	511	–
Interest on policy loans	2,083	3,058	5,519	6,104
Interest on short-term investments	1,087	194	1,022	6,263
Other	18,613	27,407	20,145	54,896
Total investment income	91,957	132,260	184,233	267,837

Less investment expenses	4,758	4,436	7,914	8,401
Net investment income	$87,199	$127,824	$176,319	$259,436

31

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Proceeds from sales of bonds and equity securities available for sale and realized gains and losses on bonds are as follows:

	July 31, 2010, Through December 31, 2010, Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor	Year Ended December 31, 2008 Predecessor
	(In Thousands)

Proceeds from sales	$326,141	$243,455	$992,285	$256,835
Gross realized gains	3,232	11,541	24,901	2,524
Gross realized losses	2,952	4,596	13,381	7,917

During 2009, the Company sold held-to-maturity securities with a net carrying amount of $5.6 million resulting in a realized gain of $0.3 million. The Company also transferred securities with a net carrying amount of $0.6 million for this same issuer from held to maturity to available for sale. This decision was a result of the issuer rejecting the leases on the properties securing the notes in bankruptcy. The change from held to maturity to available for sale is in accordance with guidance and does not impair the Company’s ability to hold other held-to-maturity securities. The properties have since been foreclosed on. During 2010, the Company did not sell or transfer any held-to-maturity securities.

32

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized gains (losses), net of associated amortization of deferred policy acquisition costs, consist of the following:

	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor	Year Ended December 31, 2008 Predecessor
	(In Thousands)
Realized gains (losses):
Bonds	$(119)	$4,378	$11,558	$(5,393)
Synthetic bonds	3,153	694	–	–
Equity securities	400	2,567	(38)	–
Mutual funds – trading	–	–	–	552
Other invested assets	–	–	–	(473)
Other	–	(30)	–	(19)
Total realized gains (losses)	3,434	7,609	11,520	(5,333)

Impairments:
OTTI of available-for-sale bonds	(253)	(17,781)	(68,507)	(387,958)
Portion of OTTIs recognized in OCI	–	4,588	21,157	–
OTTI of available-for-sale equities	–	–	–	(7,893)
OTTI of other invested assets	(112)	(1,560)	–	–
Rydex trade name impairment	–	–	–	(7,300)
Total impairments	(365)	(14,753)	(47,350)	(403,151)

Holding gains (losses):
Mutual funds – affiliated	31	–	–	–
Mutual funds – other than trading	(44)	(56)	(125)	(11,198)
Total holding (losses)	(13)	(56)	(125)	(11,198)
	3,056	(7,200)	(35,955)	(419,682)
Related impact on deferred policy acquisition costs	(58)	(2,216)	(13,389)	8,213
Net realized/unrealized gains (losses)	$2,998	$(9,416)	$(49,344)	$(411,469)

33

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

There were no outstanding agreements to sell securities at December 31, 2010 or 2009.

At December 31, 2010, the Company had securities pledged with an amortized cost and market value of approximately $1.4 billion, as collateral in relation to its structured institutional products, for the line of credit with FHLB (see Note 14) and the home office building (see Note 15).

At December 31, 2010, available-for-sale bonds with a carrying amount of $4.3 million were held in joint custody with the various state insurance departments to comply with statutory regulations.

Derivative Instruments

The Company only uses derivatives for economic or accounting hedging purposes. The derivatives are recorded on the consolidated balance sheets in other invested assets. The following is a summary of the Company’s risk management strategies and the effect of these strategies on the Company’s consolidated financial statements.

Fair Value Hedging Strategy

The Company has interest rate swap agreements, which effectively modify fixed rate bonds into floating rate investments based on LIBOR. The notional amounts of these swaps are $16 million and $32 million at December 31, 2010 and 2009, respectively. Notional amounts are provided to express the extent of our involvement in derivative transactions. Notional amounts represent amounts used to calculate contractual flows to be exchanged and are not paid or received.

During the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and years ended December 31, 2009, and 2008, the Company recognized a net gain of $23,000, a net loss of $359,000, a net gain of $1,390,000, and net loss of $1,202,000, respectively, related to the ineffective portion of its fair value hedges that have been included in net investment income in the consolidated statements of operations.

34

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Futures Hedging Strategy

The Company entered into futures contract positions that were intended to reduce the impact of equity market volatility on the Company’s deferred acquisition cost amortization expense, earnings from asset-based fees, and realized/unrealized gains (losses) on securities classified as trading securities. These futures contracts acted as an economic hedge against these financial risks; however, they did not qualify for hedge accounting. Effective October 2, 2008, the Company suspended the hedging program. During the year ended December 31, 2008, the Company realized a gain of $38.5 million on these futures contracts that has been included in net investment income in the consolidated statements of operations. The Company held no futures contracts at December 31, 2010 and 2009.

3. Deferred Policy Acquisition Costs

The following table summarizes the components of deferred policy acquisition costs:

	December 31
	2010	2009
	Successor	Predecessor
	(In Thousands)

Deferred policy acquisition costs	$5,042	$291,313
Present value of future profits	–	47,895
Unearned profit liability	–	(72,058)
Deferred selling commissions	250	3,195
Balance at end of year	$5,292	$270,345

35

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

An analysis of the deferred policy acquisition cost asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned profit liability) is presented below:

	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Balance at beginning of period	$–	$291,313	$404,123
Cost deferred during the period	6,161	10,883	18,626
Imputed interest	70	–	–
Amortized to expense during the period	(1,298)	(31,528)	(36,073)
Effect of realized (gains) losses on amortization of deferred policy acquisition costs	3	(2,216)	(13,389)
Effect of unrealized losses (gains)	106	(58,664)	(82,408)
Other	–	(187)	434
Balance at end of period	$5,042	$209,601	$291,313

Included in deferred policy acquisition costs prior to July 31, 2010, in the consolidated balance sheets was the present value of future profits (PVFP). PVFP reflected the estimated fair value of acquired business and represented the acquisition cost that was allocated to the value of future profits from insurance contracts existing at the date of acquisition. Such value was the present value of the actuarially determined projected net profits from the acquired insurance contracts. The PVFP related to reinsurance assumed in 2000 and 2003.

36

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

PVFP was amortized over the expected lifetime of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below:

	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Balance at beginning of period	$47,895	$49,253
Imputed interest	3,169	3,272
Amortization	(8,351)	(4,630)
Balance at end of period	$42,713	$47,895

As a result of a reinsurance transaction entered into in 2007, the Company recorded an unearned profit liability that was being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned profit liability and related accumulated amortization were reported as a component of deferred policy acquisition costs on the consolidated balance sheets prior to July 31, 2010. An analysis of the unearned profit liability and associated amortization is presented below:

	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Balance at beginning of period	$(72,058)	$(82,230)
Amortization	11,234	10,172
Balance at end of period	$(60,824)	$(72,058)

37

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Deferred Policy Acquisition Costs (continued)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker-dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below:

	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Balance at beginning of period	$–	$3,195	$6,215
Costs deferred during the period	268	565	1,124
Distribution of deferred selling commissions (see Note 1)	–	–	(1,869)
Amortization	(18)	(753)	(2,275)
Balance at end of period	$250	$3,007	$3,195

38

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below:

	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Balance at beginning of period	$83,748	$97,778
Costs (charged back) during the period	(236)	(33)
Amortization	(9,332)	(13,997)
Balance at end of period	$74,180	$83,748

There were no deferred sales inducements capitalized during the period July 31, 2010 through December 31, 2010.

39

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Value of Business Acquired

As a result of the Transaction entered into during 2010 (see Note 1), the Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below:

July 31, 2010 Through December 31, 2010 Successor
(In Thousands)

Balance at beginning of period	$ −
Value of business acquired recognized during the period	53,982
Interest imputed for period	1,359
Amortized to expense during the period	(3,518)
Effect of realized gains	(61)
Effect of unrealized losses	2,030
Balance at end of period	$53,792

The weighted average amortization period is 24 years for VOBA.

The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2011	$5,091
2012	4,866
2013	4,379
2014	3,795
2015	3,318

40

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

6. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

	Unrealized Gains (Losses) on Available- for-Sale Securities	Derivative Instruments Gains (Losses)	Total
	(In Thousands)
Predecessor
Accumulated other comprehensive loss at January 1, 2008	$(197,907)	$(414)	$(198,321)
Other comprehensive income:
Unrealized losses on available-for-sale securities	(532,561)	–	(532,561)
Losses reclassified into earnings from other comprehensive loss	412,363	414	412,777
Effect on deferred policy acquisition costs	70,193	–	70,193
Change in deferred income taxes	58,321	–	58,321
Total other comprehensive income	8,316	414	8,730
Accumulated other comprehensive income at December 31, 2008	(189,591)	–	(189,591)
Cumulative effect of change in accounting for investment impairment (see Note 1)	(53,348)	–	(53,348)
Other comprehensive income:
Unrealized gains on available-for-sale securities	195,712	–	195,712
Realized investment gains, excluding impairment losses	(11,395)	–	(11,395)
OTTI losses recognized in earnings	68,507	–	68,507
OTTI losses recognized in other comprehensive income	(21,157)	–	(21,157)
Adjustment for assumed changes in liability for policy reserves and annuity account values	(1,951)	–	(1,951)
Effect on deferred policy acquisition costs	(82,408)	–	(82,408)
Change in deferred income taxes (restated)	(51,558)	–	(51,558)
Total other comprehensive income (restated)	95,750	–	95,750
Accumulated other comprehensive loss at December 31, 2009 (restated)	(147,189)	–	(147,189)

41

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

6. Other Comprehensive Income (Loss) (continued)

	Unrealized Gains (Losses) on Available- for-Sale Securities	Derivative Instruments Gains (Losses)	Total
	(In Thousands)
Predecessor
Accumulated other comprehensive loss at December 31, 2009 (restated)	$(147,189)	$–	$(147,189)
Cumulative effect of change in accounting for embedded credit derivative (see Note 1)	10,153	–	10,153
Other comprehensive income:
Unrealized gains on available-for-sale securities	151,758	–	151,758
Realized investment gains, excluding impairment losses	(7,553)	–	(7,553)
OTTI losses recognized in earnings	19,341	–	19,341
OTTI losses recognized in other comprehensive income	(4,588)	–	(4,588)
Adjustment for assumed changes in liability for policy reserves and annuity account values	(3,777)	–	(3,777)
Effect on deferred policy acquisition costs	(58,664)	–	(58,664)
Change in deferred income taxes	(37,336)	–	(37,336)
Total other comprehensive income	59,181	–	59,181
Accumulated other comprehensive loss at July 30, 2010	$(77,855)	$–	$(77,855)

Successor
Other comprehensive loss:
Unrealized losses on available-for-sale securities	$(3,534)	$–	$(3,534)
Realized investment gains, excluding impairment losses	(281)	–	(281)
OTTI losses recognized in earnings	365	–	365
OTTI losses recognized in other comprehensive income	(6)	–	(6)
Effect on deferred policy acquisition costs and VOBA	2,135	–	2,135
Change in deferred income taxes	(224)	–	(224)
Total other comprehensive loss	(1,545)	–	(1,545)
Accumulated other comprehensive loss at December 31, 2010	$(1,545)	$–	$(1,545)

42

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Employee Benefit Plans

Certain employees of the Company are covered by a qualified, noncontributory, defined-benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee’s highest average compensation over a period of five consecutive years during the last ten years of service. During 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event was accounted for as a plan curtailment by SBC. In addition, the Company is providing a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period from 2007 to 2012.

Pension cost for the year is allocated to each sponsoring company. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Concurrent with the freezing of the defined-benefit pension plan, the definition of pay under the profit-sharing and savings plan was expanded to include bonuses (except for purposes of the profit-sharing contribution) and the Company match was increased to 100% of the first 5% of pay contributed by an employee. Company contributions to the profit-sharing and savings plan charged to operations were $183,000 and $322,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively, and $569,000 and $7,046,000 for the years ended December 31, 2009 and 2008, respectively, and are included in the consolidated statements of operations in commissions and other operating expenses.

The Company participates in a number of annual discretionary incentive compensation plans and sales commissions for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts.

43

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Employee Benefit Plans (continued)

The Company also has a long-term incentive plan for certain employees, which provides for vesting over a three-year period. Incentive compensation expense amounted to $921,000 and $1,568,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively, and $3,078,000 and $29,351,000 for the years ended December 31, 2009 and 2008, respectively, and is included in the consolidated statements of operations in commissions and other operating expenses.

8. Reinsurance

Principal reinsurance assumed transactions for the periods ended are summarized as follows:

	July 31, 2010	January 1, 2010
	Through	Through	Year Ended	Year Ended
	December 31,	July 30,	December 31,	December 31,
	2010	2010	2009	2008
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Reinsurance assumed:
Premiums received	$7,854	$11,817	$24,083	$35,612
Commissions paid	$877	$1,300	$2,236	$3,335
Claims paid	$1,708	$3,228	$6,268	$8,430
Surrenders paid	$41,463	$61,602	$103,384	$141,146

Principal reinsurance ceded transactions are summarized as follows:

	July 31, 2010	January 1, 2010
	Through	Through	Year Ended	Year Ended
	December 31,	July 30,	December 31,	December 31,
	2010	2010	2009	2008
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Reinsurance ceded:
Premiums paid	$14,612	$16,249	$33,574	$50,444
Commissions received	$1,700	$1,988	$3,671	$5,449
Claim recoveries	$14,354	$16,177	$30,457	$38,139
Surrenders recovered	$60,966	$88,390	$152,798	$181,701

44

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Reinsurance (continued)

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

At December 31, 2010 and 2009, the Company had receivables totaling $530,467,000 and $515,112,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2010 and 2009, was $3.3 billion and $3.4 billion, respectively.

45

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Variable Annuity Contracts

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB), the guaranteed minimum accumulation benefit (GMAB), the guaranteed minimum withdrawal benefit (GMWB), and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types:

•	Return of premium death benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

•
Reset provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder’s age specified birthday (this age varies by product) adjusted for withdrawals.

•
Roll-up death benefit provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

•
Step-up death benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four-year, five-year, or six-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

•
Enhanced death benefit provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

46

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Variable Annuity Contracts (continued)

•	Combo death benefit provides the greater of an annual step-up, roll-up, and/or enhanced death benefit.

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts:

	December 31
	2010 (Successor)			2009 (Predecessor)
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)

Return of premium	$2,041	$50	62	$2,020	$107	62
Reset	135	3	55	128	10	54
Roll-up	219	73	56	516	85	61
Step-up	3,306	121	63	3,211	254	63
Combo	177	39	68	193	55	67
Subtotal	5,878	286	63	6,068	511	63

Enhanced	10	–	66	11	1	65
Total GMDB	$5,888	$286	63	$6,079	$512	63

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2010 and 2009, was $27,718,000 and $10,156,000, respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2010 and 2009, was $5,616,000 and $2,725,000, respectively. The liability for GMWBs and GMABs on variable annuity contracts reflected in the general account as of December 31, 2010 and 2009, was $11,189,000 and $14,622,000, respectively.

The Company’s GMDB and GMIB reserves, accounted for pursuant to ASU 944, Financial Services – Insurance, are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of actual and expected excess payments divided by the present value of actual and expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

47

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

 9. Variable Annuity Contracts (continued)

The Company recalculates its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as benefit expense. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be unlocked. The Company’s ASU 944 reserve calculation uses the same assumptions as those used in its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2010:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate is 8.5%.

•	Long-term equity volatility is 18%.

•	Long-term bond volatility is 5%.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (vary by product).

•	Discount rate is equivalent to the credited rate (vary by product).

•	Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2010:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 100% of Annuity 2000 table.

48

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Variable Annuity Contracts (continued)

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Current volatility surface (3 months to 5 years) of 18% graded to 24% at year 5, graded to 19% at year 30, and graded to the long-term average of 18% at end of projection year 60.

•	Discount rate used is the current swap curve plus an option-adjusted spread from the Merrill Lynch corporate insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

10. Income Taxes

For the period from July 31, 2010 to December 31, 2010, the Company filed a separate federal income tax return. For the periods July 30, 2010 and prior, the Company filed a consolidated life/nonlife federal income tax return with SBMHC. Income taxes were allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2009. The Internal Revenue Service (IRS) is not currently examining any of SBMHC’s federal tax returns. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

As of December 31, 2010, the Company has $381 million of gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded $79,000 of interest for the year ended December 31, 2010, and recorded a liability at December 31, 2010, of $406,000.

49

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Income Taxes (continued)

Income tax expense (benefit) consists of the following:

	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor	Year Ended December 31, 2008 Predecessor
	(In Thousands)

Current tax expense (benefit)	$7,905	$30,267	$3,579	$(2,176)
Deferred tax expense (benefit)	1,487	(21,795)	1,477	(11,864)
Income tax expense (benefit)	$9,392	$8,472	$5,056	$(14,040)

The Company has a net operating loss carryforward in California of approximately $10 million that will expire between 2028 and 2029. Based on IRC Section 382 limitation calculation related to the acquisition Transaction described in Note 1, a limitation of $18 million may reduce the Company’s existing tax attributes as of July 31, 2010. The Company believes they will be able to fully utilize the deferred tax asset related to the NOLs. The Company on a consolidated tax return basis through July 30, 2010 had the ability to reduce its current tax liability by the use on non-life affiliate losses and credits.

50

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Income Taxes (continued)

The differences between reported income tax expense (benefit) and the results from applying the statutory federal rate to income before income tax expense (benefit) are as follows:

	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor	Year Ended December 31, 2008 Predecessor
	(In Thousands)
Federal income tax expense (benefit) computed at statutory rate	$10,808	$3,654	$(6,687)	$(149,889)
Increases (decreases) in taxes resulting from:
Tax exempt items	(1,227)	–	–	–
Valuation allowance	1,613	4,800	13,584	143,165
Dividends received deduction	(2,790)	(222)	(3,576)	(6,061)
Credits	(110)	(134)	(320)	(1,126)
Nondeductible reserves	1,033	–	–	–
Prior period adjustments	–	–	1,593	(8)
Other	65	374	462	(121)
Income tax expense (benefit)	$9,392	$8,472	$5,056	$(14,040)

“Credits” in the above table primarily result from low-income housing tax credits. “Other” in the table above include tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

51

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Income Taxes (continued)

Net deferred income tax assets or liabilities consist of the following:

	December 31
		2009
	2010	Predecessor
	Successor	(Restated)
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$42,800	$40,344
Net operating loss	866	12,812
Deferred loss on investment impairments	131,498	128,022
Deferred policy acquisition costs	8,170	–
Credit carryover	21,769	–
Other invested assets	30,872	8,960
Net unrealized capital loss on investments (restated)	524	47,894
Other	8,151	7,346
Total deferred income tax assets	244,650	245,378
Valuation allowance	(134,437)	(128,022)
Net deferred income tax assets	110,213	117,356

Deferred income tax liabilities:
Deferred policy acquisition costs	–	109,864
Value of business acquired	18,416	–
Depreciation	7,449	5,546
Deferred gain on investments	11,928	4,143
Other	10,055	7,531
Total deferred income tax liabilities	47,848	127,084
Net deferred income tax assets (liabilities)	$62,365	$(9,728)

In connection with the Transaction, the tax basis of all assets and liabilities were retained from the predecessor to the successor, subject to certain limitations.

52

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Income Taxes (continued)

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2010 and 2009, the Company recorded a $129.4 million and $128.0 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2010, the Company recorded a $5.0 million valuation allowance against a deferred tax loss that it does not expect will be recovered.

53

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Business Combinations

On July 30, 2010, GSBCH acquired all of the outstanding capital stock of SBC (see Note 1). The aggregate purchase price of SBC was $404.0 million. Eligible policyholders of the Company received, in the aggregate, $20 million in exchange for their membership interest in SBMHC and the remaining amounts represented cash contributed to SBC, a portion of which was contributed to the Company.

The following table summarizes the allocation of the purchase price of SBC to the Company, which was generally based upon estimated fair values of the Company’s assets acquired and liabilities assumed at the date of acquisition (in thousands):

Investments	$3,641,585
Note receivable from affiliate	740,752
Cash and cash equivalents	410,568
Intangible assets not subject to amortization:
Licenses	2,500
Intangible assets subject to amortization:
Developed technology	500
VOBA	53,982
Property and equipment	53,624
Other assets	745,353
Separate account assets	4,713,721
10,362,585
Policy reserves and annuity account values	4,860,853
Long-term debt	120,527
Mortgage debt	37,465
Other liabilities	139,825
Separate account liabilities	4,713,721
Net assets acquired	$490,194

The accounting for taxes and intangible assets for the Transaction has not been finalized. In connection with ASC Topic 805, the Company has a one-year measurement period to adjust to the new basis.

54

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Business Combinations (continued)

On June 15, 2007, SGI acquired the assets of Avera Global Partners, L.P., an asset management business primarily involved in the management of global assets, through an asset purchase. The acquisition was accounted for using the purchase method and 100% of the results since June 15, 2007, have been included in the consolidated financial statements. The acquisition provided the Company with global asset management capabilities. The aggregate purchase price was $3.5 million. During 2008, additional acquisition costs were incurred increasing the original allocation of goodwill by $444,000 to $3.3 million at December 31, 2008. SGI was subsequently sold to SBC on December 30, 2008 (see Note 16).

The following table summarizes the Company’s allocation of the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition (in thousands):

Current assets	$1,314
Fixed and other assets	38
Intangible assets subject to amortization:
Non-competition agreements	280
Goodwill not subject to amortization	3,341
4,973
Current liabilities	1,508
Net assets acquired	$3,465

The intangible asset subject to amortization was being amortized straight-line over seven years. Goodwill and intangible assets were deductible for tax purposes.

55

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Business Combinations (continued)

On January 17, 2008, Avon Holdings, LLC, a limited liability company controlled by the Company and its parent, SBC, acquired 100% of the outstanding shares and membership interests of Rydex Holdings, Inc. (Rydex) and Investment Capital Technologies, LLC (Investment Capital). Rydex and Investment Capital were merged into Avon Holdings, LLC, which was renamed Rydex Holdings, LLC (RHLLC) upon completion of the merger. The Company held a 60.5% ownership interest in RHLLC and SBC owned 39.5%. Effective December 30, 2008, the Company sold its entire interest in RHLLC to SBC (see Note 16).

RHLLC is a holding company whose subsidiaries principally sponsor, advise, and manage non-traditional, quantitative-oriented, open-end mutual funds and exchange-traded funds that cover a wide range of traditional and alternative asset classes. The value of RHLLC was determined based upon an independent appraisal that considered market multiples for similar entities, similar recent market transactions, and other relevant factors. The aggregate purchase price was $751.6 million, with acquisition costs totaling $12.1 million (net assets acquired of $763.7 million).

The following table summarizes the allocation of the estimated fair values of assets acquired and liabilities assumed by the Company and SBC at the date of acquisition (in thousands):

Cash and cash equivalents	$33,527
Other current assets	12,122
Fixed and other assets	6,169
Intangible assets not subject to amortization:
Management contracts	328,000
Trade name	205,500
Intangible assets subject to amortization:
Processes and technology	39,800
Noncompetition agreements	19,600
Goodwill not subject to amortization	139,663
784,381
Current liabilities	20,713
Net assets acquired	$763,668

The weighted-average amortization period was 8.4 years for the intangible assets subject to amortization. The goodwill and intangible assets amortization were deductible for income tax purposes.

56

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Business Combinations (continued)

On January 7, 2008, the Company’s affiliate, SI (which was 90% owned by the Company at that time), acquired through an asset purchase an asset management business primarily involved in the management of large-cap and mid-cap growth assets. The aggregate purchase price was $500,000, and the acquisition was accounted for using the purchase method. SI was subsequently sold to SBC at December 30, 2008 (see Note 16).

The following table summarizes the Company’s allocation of the estimated fair values of assets acquired and liabilities assumed at the date of acquisition (in thousands):

Intangible assets subject to amortization:
Non-competition agreements	$228
Goodwill not subject to amortization	1,209
1,437
Current liabilities	937
Net assets acquired	$500

The intangible asset subject to amortization was being amortized straight-line over five years. The goodwill and intangible assets were deductible for income tax purposes.

57

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Goodwill and Other Intangible Assets

An analysis of goodwill and other intangible asset balances is presented below for the periods presented:

	Goodwill	Investment and Customer Contracts and Agreements	Trademarks, Trade Names, and Licenses	Developed Technology and Other Intangible Assets	Total
	(In Thousands)
Predecessor
Balance at January 1, 2008	$2,896	$–	$–	$260	$3,156
Acquisitions	141,317	328,000	205,500	59,628	734,445
Amortization	–	–	–	(7,625)	(7,625)
Impairment	–	–	(7,300)	–	(7,300)
Sale of subsidiary	(144,213)	(328,000)	(198,200)	(52,263)	(722,676)
Balance at December 31, 2008	$–	$–	$–	$–	$–

Successor
Balance at July 31, 2010	$–	$–	$–	$–	$–
Recognized during the period	–	–	2,500	500	3,000
Amortization	–	–	–	(42)	(42)
Balance at December 31, 2010	$–	$–	$2,500	$458	$2,958

Intangible assets subject to amortization include developed processes and technology. Intangible assets not subject to amortization include licenses related to the Company’s insurance and annuity business. The intangible asset subject to amortization is being amortized straight-line over five years.

Impairment of goodwill and intangibles is evaluated annually. As a result of the December 31, 2008, annual impairment test, the Company determined that the carrying amount of the RHLLC trade name intangible acquired as part of the RHLLC acquisition exceeded its fair value and recognized an impairment loss of $7.3 million as of December 31, 2008. No impairments were recognized in 2009 and 2010.

58

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Goodwill and Other Intangible Assets (continued)

The expected future amortization schedule for the next five years for developed technology based on current assumptions is expected to be as follows (in thousands):

2011	$100
2012	100
2013	100
2014	100
2015	58

13. Condensed Fair Value Information

Fair Value Hierarchy

In accordance with ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include cash equivalents and separate account assets and mutual funds.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

59

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Condensed Fair Value Information (continued)

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include private placements, structured products, and certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs. Level 3 liabilities include interest rate swaps and GMWB and GMAB reserves.

Determination of Fair Value

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

60

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Condensed Fair Value Information (continued)

The following tables present categories reported at fair value on a recurring basis as of December 31:

	December 31, 2010 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$84,039	$84,039	$–	$–
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	21,116	–	21,116	–
Obligations of government-sponsored enterprises	282,008	–	282,008	–
Corporate securities	1,074,807	–	799,067	275,740
Commercial mortgage-backed securities	344,705	–	319,689	25,016
Residential mortgage-backed securities	1,109,422	–	1,109,422	–
Other mortgage-backed securities	70,936	–	70,936	–
Collateralized debt obligations	45,656	–	4,529	41,127
Other debt obligations	747,911	–	113,437	634,474
Synthetic securities	27,468	–	–	27,468
Total bonds	3,724,029	–	2,720,204	1,003,825
Equity securities:
Financial	9,515	–	6,998	2,517
Fund	7,438	–	7,438	–
Technology	4,753	–	4,753	–
Transportation	1	–	–	1
Government	66,673	–	–	66,673
Total equities	88,380	–	19,189	69,191
Mutual funds	3,988	3,988	–	–
Short-term investments	3,316	–	2,316	1,000
Separate account assets	4,862,960	4,862,960	–	–
Total assets	$8,766,712	$4,950,987	$2,741,709	$1,074,016

Liabilities:
GMWB and GMAB reserves	$11,189	$–	$–	$11,189
Interest rate swaps	1,265	–	–	1,265
Total liabilities	$12,454	$–	$–	$12,454

61

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

 13. Condensed Fair Value Information (continued)

	December 31, 2009 (Predecessor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$144,909	$144,909	$–	$–
Bonds:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	16,705	–	16,705	–
Obligations of government-sponsored enterprises	206,336	–	206,336	–
Corporate securities	831,625	–	654,623	177,002
Commercial mortgage-backed securities	40,270	–	38,565	1,705
Residential mortgage-backed securities	1,316,339	–	1,233,270	83,069
Other mortgage-backed securities	62,942	–	62,942	–
Collateralized debt obligations	71,199	–	2,278	68,921
Other debt obligations	354,581	–	78,320	276,261
Total bonds	2,899,997	–	2,293,039	606,958
Equity securities:
Financial	4,513	–	1,927	2,586
Fund	30,768	–	30,768	–
Technology	4,869	–	4,869	–
Transportation	1	–	–	1
Government	64,760	–	–	64,760
Total equities	104,911	–	37,564	67,347
Short-term investments	69,959	–	69,959	–
Separate account assets	4,980,210	4,980,210	–	–
Total assets	$8,199,986	$5,125,119	$2,400,562	$674,305

Liabilities:
GMWB and GMAB reserves	$14,622	$–	$–	$14,622
Interest rate swaps	1,657	–	–	1,657
Total liabilities	$16,279	$–	$–	$16,279

62

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Condensed Fair Value Information (continued)

The changes for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs are as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at July 31, 2010	Included in Net Income	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2010	(Losses) in Net Income for Positions Still Held
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate securities	$213,947	$(10,458)	$11,512	$51,283	$9,456	$275,740	$1,054
Commercial mortgage-backed securities	5,376	(1,509)	1,243	19,906	–	25,016	(266)
Other mortgage-backed securities	10,813	–	–	–	(10,813)	–	–
Collateralized debt obligations	36,313	(50,741)	55,902	(347)	–	41,127	5,161
Other debt obligations	534,743	(60,851)	75,692	86,059	(1,169)	634,474	14,841
Synthetic securities	38,465	3,055	–	14,052	–	27,468	3,055
Total bonds	839,657	(120,504)	144,349	170,953	(2,526)	1,003,825	23,845

Equities:
Financial	482	(4,540)	4,575	2,000	–	2,517	35
Transportation	1	1	(1)	–	–	1	–
Government	65,716	–	–	957	–	66,673	–
Total equities	66,199	(4,539)	4,574	2,957	–	69,191	35
Short-term investments	–	–	–	1,000	–	1,000	–
Total assets	$905,856	$(125,043)	$148,923	$146,806	$(2,526)	$1,074,016	$23,880

Liabilities:
GMWB and GMAB reserves	$12,723	$(1,534)	$–	$–	$–	$11,189	$–
Interest rate swaps	1,578	(23)	–	(290)	–	1,265	–
Total liabilities	$14,301	$(1,557)	$–	$(290)	$–	$12,454	$–

63

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Condensed Fair Value Information (continued)

		Total Realized/Unrealized Gains and Losses						Change in Unrealized Gains
	Balance at January 1, 2010	Included in Net Income	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers		Balance at July 30, 2010	(Losses) in Net Income for Positions Still Held
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate securities	$177,002	$(3,500)	$12,139	$28,306		$–	$213,947	$8,639
Commercial mortgage-backed securities	1,705	–	2,476	(203)		1,398	5,376	2,476
Residential mortgage-backed securities	83,069	–	–	–		(83,069)	–	–
Other mortgage-backed securities	–	–	753	307		9,753	10,813	753
Collateralized debt obligations	68,921	(18,448)	26,916	(1,483)		(39,593)	36,313	9,162
Other debt obligations	276,261	(4,644)	33,880	230,370		(1,124)	534,743	29,236
Synthetic securities	–	694	–	–		37,771	38,465	694
Total bonds	606,958	(25,898)	76,164	257,297		(74,864)	839,657	50,960

Equities:
Financial	2,586	1,800	(1,502)	(2,402)		–	482	298
Transportation	1	–	–	–		–	1	–
Government	64,760	–	–	956		–	65,716	–
Total equities	67,347	1,800	(1,502)	(1,446)		–	66,199	298
Total assets	$674,305	$(24,098)	$74,662	$255,851		$(74,864)	$905,856	$51,258

Liabilities:
GMWB and GMAB reserves	$14,622	$(1,899)	$–	$–	$		$12,723	$–
Interest rate swaps	1,657	359	–	(438)		–	1,578	–
Total liabilities	$16,279	$(1,540)	$–	$(438)		–	$14,301	$–

64

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Condensed Fair Value Information (continued)

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2009	Included in Net Loss	Included in Other Comprehensive Loss	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2009	(Losses) in Net Loss for Positions Still Held
	Predecessor
	(In Thousands)
Assets:
Bonds:
Corporate securities	$196,815	$(2,652)	$15,495	$2,484	$(35,140)	$177,002	$12,843
Commercial mortgage-backed securities	–	–	33	(257)	1,929	1,705	33
Residential mortgage-backed securities	–	–	17,486	(5,786)	71,369	83,069	17,486
Collateralized debt obligations	86,227	(23,582)	(22,150)	25,866	2,560	68,921	(45,732)
Other debt obligations	118,938	(16,716)	13,668	162,159	(1,788)	276,261	(3,048)
Total bonds	401,980	(42,950)	24,532	184,466	38,930	606,958	(18,418)

Equities:
Financial	1,960	–	1,608	2	(984)	2,586	1,608
Transportation	1	–	–	–	–	1	–
Government	66,170	–	–	(1,410)	–	64,760	–
Total equities	68,131	–	1,608	(1,408)	(984)	67,347	1,608
Total assets	$470,111	$(42,950)	$26,140	$183,058	$37,946	$674,305	$(16,810)

Liabilities:
GMWB and GMAB reserves	$30,236	$(15,614)	$–	$–	$–	$14,622	$–
Interest rate swaps	5,796	(1,390)	–	(2,749)	–	1,657	–
Total liabilities	$36,032	$(17,004)	$–	$(2,749)	$–	$16,279	$–

Assets transferred into and out of Level 3 during the period July 31, 2010 through December 31, 2010, were $9.5 million and $12.0 million, respectively; during the period January 1, 2010 through July 30, 2010, were $9.8 million and $84.7 million, respectively; and during the year ended December 31, 2009, were $80.1 million and $42.2 million, respectively. The majority of assets transferred into and out of Level 3 include those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor.

65

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Condensed Fair Value Information (continued)

There were no assets transferred into and out of Level 1 during the period July 31, 2010 through December 31, 2010; nor during the period January 1, 2010 through July 30, 2010.

Assets transferred into and out of Level 2 during the period July 31, 2010 through December 31, 2010, were $12.0 million and $9.5 million, respectively; and during the period January 1, 2010 through July 30, 2010, were $84.7 million and $9.8 million, respectively.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash equivalents and short-term investments – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Investment securities – Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, from applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Business-owned life insurance, mortgage loans, and note receivable from affiliate – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Interest rate swaps – Fair values of the Company’s interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

66

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Condensed Fair Value Information (continued)

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Long-term debt and mortgage debt – Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

Separate account assets and liabilities – The assets held in the separate account consist of actively traded mutual funds that have daily quoted net asset values and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

ASC Topic 825, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.

67

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

13. Condensed Fair Value Information (continued)

ASC Topic 825 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.

	December 31, 2010		December 31, 2009
	Successor		Predecessor
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)

Cash and cash equivalents	$135,149	$135,149	$332,945	$332,945
Short-term investments	3,316	3,316	69,959	69,959
Bonds (Note 2)	3,726,136	3,725,605	2,930,462	2,929,390
Equity securities (Note 2)	88,380	88,380	104,911	104,911
Synthetic bonds	27,468	27,468	–	–
Mutual funds	3,988	3,988	–	–
Notes receivable from affiliate	723,327	723,327	740,239	740,239
Mortgage loans	8,274	8,274	10,746	10,746
Policy loans	106,187	106,212	113,128	113,929
Business-owned life insurance	20,600	20,600	22,606	22,606
Separate account assets	4,862,960	4,862,960	4,980,210	4,980,210
Supplementary contracts without life contingencies	(9,442)	(9,155)	(10,249)	(10,059)
Individual and group annuities	(4,107,366)	(4,056,328)	(4,041,627)	(3,976,037)
Long-term debt	(121,239)	(126,187)	(150,000)	(53,429)
Mortgage debt	(36,597)	(35,492)	(38,639)	(40,300)
Interest rate swaps	(1,265)	(1,265)	(1,657)	(1,657)
Separate account liabilities	(4,862,960)	(4,862,960)	(4,980,210)	(4,980,210)

68

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies

In 2008, the Company’s subsidiaries leased office space under several operating lease agreements. The leases contained escalation clauses that varied but averaged at a rate of 2%. Total expense for all operating leases amounted to $3,439,000 for the year ended December 31, 2008. These subsidiaries were sold on December 30, 2008. There was no operating lease expense in 2009 and 2010.

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $8.1 million and $9.9 million at December 31, 2010 and 2009, respectively, over the next few years as required by the general partner.

At December 31, 2010, the Company had committed up to $35 million in unfunded bridge loans and $2.0 million in unfunded revolvers.

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2010 and 2009, the Company has reserved $1,649,000 and $1,680,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

ERISA matters: The Company has been named, among several others, as a defendant in a putative class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al., No. C 07-5339 RBL, challenging, under the Employee Retirement Income Security Act of 1974, as amended (ERISA), payments made by one of the Company’s affiliates to NEA’s Member Benefits Corporation under the NEA Valuebuilder Program. The other defendants include other affiliates of the Company, unaffiliated companies, and individuals. The plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above. The plaintiffs seek unspecified damages and injunctive relief. The Company and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint. The court granted defendants’ motions to dismiss on May 23, 2008, and all claims against the Company and the other defendants were dismissed. The plaintiffs appealed this decision to the Ninth Circuit Court of Appeals. The U.S. Department of Labor filed an amicus brief supporting the defendants’ position in this matter. On December 20, 2010, the Ninth Circuit Court of

69

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

Appeals affirmed the decision of the District Court dismissing the case on merits. The time to petition for appeal to the United States Supreme Court passed on March 31, 2011. The case is dismissed.

BMCA Asbestos Litigation: The Company has been named as a party in the case of Official Committee of Asbestos Claimants of G-I Holdings, Inc. v. BMCA Holdings Corporation of America, et. al., Case No. 01-30135. On July 7, 2004, the Official Committee of Asbestos Claimants (the Asbestos Committee) in the G-I Holdings Inc. (G-I) bankruptcy proceeding filed an adversary proceeding complaint (as subsequently amended) against Security Benefit Group, Inc., which was merged with and into SBC on January 1, 2005, and SBL, among hundreds of other defendants who purportedly held publicly traded bonds issued by a subsidiary of G-I, Building Materials Corporation of America (BMCA). The Asbestos Committee alleges that the transfer of a certain roofing business to BMCA in 1994 was a “fraudulent transfer.” Recovery is sought against the alleged “initial transferee” of the roofing business, BMCA, as well as alleged “mediate” or “immediate” transferees of those assets, specifically the holders of various public debt issues by BMCA. Because the BMCA bondholders acquired liens on the assets of BMCA in December 2000, the Asbestos Committee alleges that the bondholders acquired the same roofing business assets (or a security interest therein) originally transferred in 1994. The Asbestos Committee seeks to (1) acquire all the assets of BMCA as assets of G-I, where the Asbestos Committee is a substantial creditor; (2) set aside liens in those assets currently held by the bondholders; and (3) recover principal and interest paid on the bonds since December 2000. In connection with a cost-benefit analysis ordered by the bankruptcy court, the Asbestos Committee has submitted a proposed second amended complaint that seeks similar relief but proceeds on additional theories, including that the liens acquired by the bondholders in December 2000 were themselves fraudulent transfers of G-I’s assets. The Company and other defendant bondholders have denied the Asbestos Committee’s claims. A motion to dismiss the amended complaint was argued to the bankruptcy court on April 5, 2005, and denied by the bankruptcy court in January 2006. Subsequently, the United States District Court for the District of New Jersey directed the bankruptcy court to conduct further proceedings, including a cost-benefit analysis, to determine whether the action should proceed, be dismissed, or be stayed pending resolution of other matters in the bankruptcy court. Through January 31, 2008, however, the cost benefit analysis was stayed pending a mediation of all disputes between G-I, BMCA, and the Asbestos Committee (not involving the bondholders). The stay was terminated on February 1, 2008, but reinstated when settlement talks between such parties resumed in the summer of 2008. Those talks resulted in an agreed Plan of Reorganization for G-I pursuant to which all claims against

70

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

the bondholders would be dismissed with prejudice upon confirmation of the plan. The Disclosure Statement was approved by the bankruptcy court on December 4, 2008, and plan confirmation proceedings were scheduled. The settlement was presented to the bankruptcy court for approval. In the meantime, the United States IRS filed an objection to the settlement claiming the settlement failed to properly address IRS liens. The United States Environmental Protection Agency also filed an objection maintaining the debtors had not made adequate provisions for its claims. A revised reorganization plan was filed in July 2009. The revised plan includes a release for bondholders, including the Company. The court accepted the plan and overruled all objections. The IRS has appealed the decision. The Third Circuit granted the IRS’s request for stay. The debtors have asked for the stay to be dismissed because the appeal is moot given that the G-I Plan has been confirmed, gone effective, and been consummated. The Company is unable to predict the outcome of these matters, nor is management able to estimate the amount or range of possible loss, if any, to the Company. Management believes the outcome of this litigation will not be material to the Company’s results of operation or financial condition.

Maclin matter: The Company has been named as a party in the case of London Maclin, Choncyi Maclin, a minor and Lisa Maclin as next of friend v. Security Benefit Insurance Companies, Ebonye R. Dillard and John Does 1-5, filed in the Probate Court in Shelby County, Tennessee. Plaintiffs allege the Company owes on a death claim, which the Company has already paid. Plaintiffs claim the Company paid the entire death claim to Defendant Ebonye Dillard via electronic funds transfer (EFT). The annuity was paid to all three beneficiaries: one payment sent to Defendant Dillard via EFT and the other two payments, belonging to the minor plaintiffs, were paid by check sent by U.S. mail. The Company paid about $70,000 in benefits to the two minor Plaintiffs. The checks to the two minor Plaintiffs were stolen and cashed by defendant Dillard. As a result of this action, Defendant Dillard has been convicted of theft and ordered to pay restitution. Plaintiffs are alleging negligence, breach of contract, and bad faith against the Company. Plaintiffs request damages of $150,000 plus $250,000 in punitive damages. The Company is unable to form a conclusion as to whether an unfavorable outcome is either probable or remote, nor is the Company able to estimate the amount or range of possible loss, if any, to the Company. The Company intends to vigorously defend this matter.

71

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Commitments and Contingencies (continued)

State of Alabama matters: The staff of the Alabama Securities Commission has investigated whether SDI transacted business in Alabama as a broker-dealer or broker-dealer agent for securities without benefit of registration or exemption from registration in violation of the Alabama Securities Act (the Act) and unlawfully effected securities transactions with residents of the state of Alabama from October 11, 2002 to November 21, 2006, in violation of the Act. The staff of the Alabama Securities Commission has presented for the Company’s review a consent order under which the Company, SDI, Educator Benefits Corporation (the EBC), and the Alabama Education Association (the AEA) would agree to disgorge $1,650,000 to participants in products sponsored by the AEA. This amount represents the administrative, advertising, and conference fees that were paid to AEA and EBC from 2000 to 2007 by SDI and an unaffiliated life insurance company. The proposed consent order also seeks from the Company and SDI jointly $75,000 for an administrative assessment and $75,000 to reimburse the Alabama Securities Commission for the cost of its investigation. The Company understands that this matter is on hold and has not heard from the Alabama Securities Commission staff since February 2009. The Company intends to vigorously defend this matter.

Guarantees of affiliates: The Company has provided a payment guarantee on behalf of its affiliate, se2, to certain of se2’s customers that have entered into third-party administration agreements with se2.

Other legal and regulatory matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

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Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Long-Term Debt

At December 31, 2010, the Company has access to a $105 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (0.25% at December 31, 2010). The Company had no borrowings under this line of credit at December 31, 2010. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2010.

The Company has outstanding surplus notes with a carrying value of $121,239,000 and $150,000,000 at December 31, 2010 and 2009, respectively. The surplus notes consist of $50,000,000 of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100,000,000 of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

16. Mortgage Debt

The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from FHLB for the portion of the premises that it presently occupies (see Note 1).

The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600, including $79,616 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises and $12 million of other marketable securities.

73

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

16. Mortgage Debt (continued)

At December 31, 2010, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

2011	$2,184
2012	2,335
2013	2,497
2014	2,670
2015	2,856
Thereafter	24,055
$36,597

17. Related-Party Transactions

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016. Interest on the principal amount of the note is due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. In June 2009, SBC collateralized the note with the Company with 39.5% of the membership interest in RHLLC and 10% of the profits class membership interest and capital class membership interest in SI. The note was restructured during July 2010 as described below. The principal balance of the note at the time of restructuring was $40,000,000.

On April 7, 2008, the Company entered into an intercompany promissory note due from SBC totaling $250,000,000 payable in full at maturity on May 20, 2018. Interest on the principal amount of the note is due and payable at an annual rate of 6.96% with semiannual interest payments due on May 20 and November 20 of each year until the principal has been fully paid. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. In June 2009, SBC collateralized the note with the Company with 39.5% of the membership interest in RHLLC and 10% of the profits class membership interest and capital class membership interest in SI. The note was restructured during July 2010 as described below. The principal balance of the note at the time of restructuring was $250,000,000.

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Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Related-Party Transactions (continued)

On December 30, 2008, the Company sold its interest in RHLLC, SGI, and SI to SBC in exchange for an intercompany promissory note equal to the aggregate GAAP book value of its membership interest in the aforementioned entities, which totaled $450,239,000. The note is payable in full at maturity on December 31, 2023. Interest on the principal amount of the note is due and payable calendar-quarterly in arrears commencing on March 31, 2009. Interest on the note is payable in an amount equal to 100% of the GAAP net income associated with (1) 60.5% of the membership interest of RHLLC adjusted for purchase price amortization, (2) 90% of the membership interest of SI, and (3) 100% of the profits class membership interest in SGI. The note has been collateralized by 60.5% of the membership interest in RHLLC, 90% of the membership interest in SI, and 100% of the membership interest in SGI. At any time, SBC may prepay all or any portion of the outstanding principal of the note without premium or prepayment penalty. In the event SBC prepays any of the principal, a proportionate amount of the membership interests pledged will also be released. The note was restructured during July 2010 as described below. The principal balance of the note at the time of restructuring was $450,239,000.

On July 1, 2010, the Company and SBC amended and restructured the $250,000,000 intercompany promissory note due May 20, 2018, into a new intercompany promissory note payable in full at maturity on June 30, 2020 (Intercompany Note 1). Interest on the principal amount of the Intercompany Note 1 is due and payable at an escalating annual rate of 6.35% for July 2010 through June 2015, 7.0% for July 2015 through June 2016, 8.0% for July 2016 through June 2018, and 9.0% for July 2018 through June 2020 with quarterly interest payments due until the principal has been fully paid. The principal balance at December 31, 2010, was $230,428,000.

On July 1, 2010, the Company and SBC amended and restructured the $40,000,000 intercompany promissory note due May 20, 2018, and the $450,239,000 intercompany promissory note due December 31, 2023, into a new $490,239,000 intercompany promissory note payable in full at maturity on June 30, 2023 (Intercompany Note 2). Interest on the principal amount of the Intercompany Note 2 is due and payable at an escalating annual rate of LIBOR plus 2.0% for July 2010 through June 2012, LIBOR plus 2.5% for July 2012 through June 2015, LIBOR plus 3.0% for July 2015 through June 2017, and LIBOR plus 4.0% for July 2017 through June 2023 with quarterly interest payments due until the principal has been fully paid. The principal balance at December 31, 2010, was $492,899,000.

75

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Related-Party Transactions (continued)

Intercompany Note 1 and Intercompany Note 2 are collateralized with 100% of the membership interest in RHLLC, SI, and SGI. In the event cash flows from RHLLC, SI, and SGI are insufficient to pay all contractual interest payments, interest is allowed to increase the principal balance of Intercompany Note 2 first then Intercompany Note 1 for a portion of the contractual interest not covered by the cash flows. In addition, on an annual basis, 50% of the annual excess cash flows, that is cash flows in excess of 125% of the annual aggregate contractual interest of both Intercompany Note 1 and Intercompany Note 2 ended June 30, are required to be paid as a mandatory principal payment. The principal payments shall be applied first to Intercompany Note 1 until paid in full then Intercompany Note 2. Effective July 30, 2010, SBC transferred the intercompany notes to Security Benefit Asset Management Holdings, LLC (SBAMH), an affiliate of the Company. SBAMH is bound to perform the debt service of the intercompany notes.

Officer mortgage loans in the accompanying consolidated balance sheets include amounts due from officers of $8,274,000 and $10,746,000 at December 31, 2010 and 2009, respectively. On December 31, 2008, SBC contributed these mortgage loans to SBL of $12,642,000 along with accrued interest of $49,000. Such loans are secured by first mortgage liens on residential real estate and bear interest at rates approximating 4.2%.

On December 31, 2008, SBC contributed all of the outstanding common stock in SDI to SBL.

The Company paid $27,915,000, $37,908,000, $51,752,000, and $39,124,000 for the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, the years ended December 31, 2009 and 2008, respectively, to affiliates for providing management, investment, and administrative services.

The Company received $3,790,000, $5,432,000, $8,697,000, and $11,413,000 for the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and years ended December 31, 2009 and 2008, respectively, from affiliates for revenue sharing fees. These revenues are included in asset-based fees in the consolidated statements of operations.

The Company has a payable to its affiliates of $11,476,000 and $1,308,000 as of December 31, 2010 and 2009, respectively.

The Company owns shares of affiliated mutual funds managed by affiliated companies with net asset values totaling $3,988,000 at December 31, 2010.

76

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Related-Party Transactions (continued)

The Company has contracted with Guggenheim Investment Management, LLC, an affiliate, to perform investment advisory services. For the period July 31, 2010 through December 31, 2010, the Company paid fees of $2,690,000 associated with the services performed.

On February 28, 2010 and July 30, 2010, the Company received $175 million and $165 million, respectively, in capital contributions from SBC (see Note 11).

The Company paid $22,800,000 in dividends to SBC in 2008. In 2009, the Company distributed a noncash dividend to SBC for the deferred acquisition costs transferred to RDI (see Note 1).

The Company formerly wrote conversion and third-party administration contracts (the TPA Contracts) on behalf of se2. All of the revenue associated with the TPA Contracts was collected by the Company, but the performance of the services under such contracts was delegated to se2.

The Company paid $8,762,000 and $17,456,000 to se2 during 2009 and 2008, respectively, for administrative services related to the TPA Contracts. A management agreement was in place in which the Company reimbursed se2 for expenses incurred by se2 directly applicable to providing administration and conversion support for the TPA Contracts. Effective October 1, 2009, the TPA Contracts were assigned to se2, and management fees are no longer paid to se2 by the Company in connection with the TPA Contracts.

18. Statutory Financial Information and Regulatory Net Capital Requirements

The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. No permitted practice was requested by the Company for 2009 or 2010.

77

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

Statutory capital and surplus, including surplus notes (see Note 14) of the insurance operations, were $615,103,000 and $427,351,000 at December 31, 2010 and 2009, respectively. Statutory net income of the insurance operations was a gain of $12,805,000 and loss of $21,098,000 and $317,408,000 for the years ended December 31, 2010, 2009, and 2008, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.

At December 31, 2010, the Company’s statutory adjusted capital per the RBC calculation is $670,256,000 as compared to its company action level RBC of $128,880,000 and its authorized control level RBC of $64,440,000.

The Company may not, without notice to the Commissioner of Insurance of the State of Kansas (the Commissioner) and (A) the expiration of thirty (30) days without disapproval by the Commissioner or (B) the Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding twelve (12) months exceeds the greater of (1) ten percent (10%) of its surplus as regards to policyholders as of the preceding December 31 and (2) the net gain from operations, not including realized capital gains, for the twelve (12) month period ending on the preceding December 31. The maximum amount of dividends the Company may pay in 2011, without the disapproval or with the approval of the Commissioner, is $59,707,000.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to affiliates, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

78

Security Benefit Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

At December 31, 2010, SDI had net capital of $18,969,000, which was $18,445,000 in excess of its required net capital of $524,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to the subparagraph (k)(1) thereof. SDI’s ratio of aggregate indebtedness to net capital was .41 to 1 at December 31, 2010.

19. Subsequent Events

Subsequent events have been evaluated through April 14, 2011, which is the date the consolidated financial statements were issued. The Company has evaluated the impact of the events that have occurred subsequent to December 31, 2010. Based on this evaluation, the Company has determined that no events have occurred that were required to be recognized or disclosed in the consolidated financial statements.

79

Financial Statements

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Year Ended December 31, 2010
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Financial Statements

Year Ended December 31, 2010

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets

December 31, 2010

	Direxion Dynamic VP HY Bond	Dreyfus VIF International Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Contrafund
Assets:
Mutual funds, at market value	$ 136,148	$ 3,070	$ 121,020	$ 358,647	$ 154,700
Total assets	136,148	3,070	121,020	358,647	154,700
Net assets	$ 136,148	$ 3,070	$ 121,020	$ 358,647	$ 154,700

Units outstanding
0 Year	5,940	399	4,524	6,200	6,527
5 Year	9,617	-	6,761	24,706	10,329
Total units	15,557	399	11,285	30,906	16,856

Unit value
0 Year	$ 8.71	$ 7.72	$ 10.67	$ 11.53	$ 9.13
5 Year	$ 8.78	$ 7.78	$ 10.76	$ 11.62	$ 9.20

Mutual funds, at cost	$ 140,064	$ 2,913	$ 118,329	$ 330,313	$ 154,285
Mutual fund shares	8,276	274	10,524	51,235	6,586
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Franklin Small-Mid Cap Growth Securities	Invesco V.I. Capital Appreciation
Assets:
Mutual funds, at market value	$ 48,384	$ 98,648	$ 299,297	$ 15,040	$ 4,097
Total assets	48,384	98,648	299,297	15,040	4,097
Net assets	$ 48,384	$ 98,648	$ 299,297	$ 15,040	$ 4,097

Units outstanding
0 Year	-	5,441	16,532	737	-
5 Year	5,740	6,443	10,918	110	525
Total units	5,740	11,884	27,450	847	525

Unit value
0 Year	$ 8.36	$ 8.27	$ 10.87	$ 17.75	$ 7.74
5 Year	$ 8.43	$ 8.33	$ 10.96	$ 17.83	$ 7.80

Mutual funds, at cost	$ 42,213	$ 84,524	$ 293,296	$ 12,482	$ 4,097
Mutual fund shares	2,721	751	23,754	699	176
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Neuberger Berman AMT Guardian	Neuberger Berman AMT Partners	Oppenheimer Main Street Small Cap Fund/VA
Assets:
Mutual funds, at market value	$ 103,828	$ 104,941	$ 5,177	$ 15,957	$ 9,224
Total assets	103,828	104,941	5,177	15,957	9,224
Net assets	$ 103,828	$ 104,941	$ 5,177	$ 15,957	$ 9,224

Units outstanding
0 Year	6,012	3,185	101	568	834
5 Year	5,402	7,332	476	1,348	214
Total units	11,414	10,517	577	1,916	1,048

Unit value
0 Year	$ 9.07	$ 9.92	$ 8.91	$ 8.29	$ 8.79
5 Year	$ 9.14	$ 10.00	$ 8.98	$ 8.36	$ 8.86

Mutual funds, at cost	$ 97,562	$ 101,580	$ 4,730	$ 19,208	$ 8,270
Mutual fund shares	3,662	8,546	273	1,416	527
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	PIMCO VIT High Yield	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return	Rydex | SGI VT All-Asset Aggressive Strategy
Assets:
Mutual funds, at market value	$ 46,741	$ 134,289	$ 64,218	$ 862,087	$ 24,194
Total assets	46,741	134,289	64,218	862,087	24,194
Net assets	$ 46,741	$ 134,289	$ 64,218	$ 862,087	$ 24,194

Units outstanding
0 Year	3,148	12,082	4,874	57,852	-
5 Year	-	-	680	12,313	2,616
Total units	3,148	12,082	5,554	70,165	2,616

Unit value
0 Year	$ 14.80	$ 11.12	$ 11.57	$ 12.27	$ 9.17
5 Year	$ 14.86	$ 11.20	$ 11.66	$ 12.36	$ 9.25

Mutual funds, at cost	$ 46,799	$ 132,249	$ 60,509	$ 844,763	$ 23,367
Mutual fund shares	6,031	12,863	4,887	77,806	1,008
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Rydex | SGI VT All-Asset Conservative Strategy	Rydex | SGI VT Alternative Strategies Allocation	Rydex | SGI VT CLS AdvisorOne Amerigo	Rydex | SGI VT CLS AdvisorOne Clermont	Rydex | SGI VT CLS AdvisorOne Select Allocation
Assets:
Mutual funds, at market value	$ 1,344	$ 37,385	$1,609,864	$ 730,129	$ 422,030
Total assets	1,344	37,385	1,609,864	730,129	422,030
Net assets	$ 1,344	$ 37,385	$1,609,864	$ 730,129	$ 422,030

Units outstanding
0 Year	144	1,169	55,668	32,577	20,005
5 Year	-	2,956	123,454	50,400	27,048
Total units	144	4,125	179,122	82,977	47,053

Unit value
0 Year	$ 9.34	$ 9.04	$ 8.93	$ 8.76	$ 8.93
5 Year	$ 9.42	$ 9.08	$ 9.00	$ 8.83	$ 9.00

Mutual funds, at cost	$ 1,237	$ 36,878	$1,633,947	$ 687,685	$ 435,396
Mutual fund shares	56	1,877	46,636	30,820	17,643
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Rydex | SGI VT Global	Rydex | SGI VT International Long Short Select	Rydex | SGI VT Large Cap Value	Rydex | SGI VT Managed Futures Strategy	Rydex | SGI VT Mid Cap Value
Assets:
Mutual funds, at market value	$ 66,318	$ 1,475	$ 19,383	$ 23,807	$ 1,130
Total assets	66,318	1,475	19,383	23,807	1,130
Net assets	$ 66,318	$ 1,475	$ 19,383	$ 23,807	$ 1,130

Units outstanding
0 Year	2,899	118	1,375	814	64
5 Year	5,281	-	-	2,055	-
Total units	8,180	118	1,375	2,869	64

Unit value
0 Year	$ 8.07	$ 12.49	$ 14.10	$ 8.27	$ 17.55
5 Year	$ 8.14	$ 12.54	$ 14.16	$ 8.31	$ 17.63

Mutual funds, at cost	$ 56,916	$ 1,415	$ 18,834	$ 24,037	$ 999
Mutual fund shares	6,470	68	752	1,064	20
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Rydex | SGI VT Multi-Hedge Strategies	Rydex | SGI VT Small Cap Value	Rydex | SGI VT U.S. Long Short Momentum	Rydex VT Banking	Rydex VT Basic Materials
Assets:
Mutual funds, at market value	$ 65,351	$ 62,791	$ 2,417	$ 25,515	$ 224,196
Total assets	65,351	62,791	2,417	25,515	224,196
Net assets	$ 65,351	$ 62,791	$ 2,417	$ 25,515	$ 224,196

Units outstanding
0 Year	2,444	905	272	6,210	15,703
5 Year	6,158	4,596	-	-	2,391
Total units	8,602	5,501	272	6,210	18,094

Unit value
0 Year	$ 7.56	$ 11.34	$ 8.90	$ 4.11	$ 12.36
5 Year	$ 7.62	$ 11.43	$ 8.97	$ 4.14	$ 12.46

Mutual funds, at cost	$ 62,547	$ 52,369	$ 2,078	$ 24,941	$ 203,454
Mutual fund shares	3,068	1,867	189	1,825	6,089
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics
Assets:
Mutual funds, at market value	$ 2,733	$ 9,690	$ 111,512	$ 93,078	$ 97,214
Total assets	2,733	9,690	111,512	93,078	97,214
Net assets	$ 2,733	$ 9,690	$ 111,512	$ 93,078	$ 97,214

Units outstanding
0 Year	274	595	8,561	15,124	12,010
5 Year	-	672	2,283	227	631
Total units	274	1,267	10,844	15,351	12,641

Unit value
0 Year	$ 9.99	$ 7.63	$ 10.27	$ 6.07	$ 7.69
5 Year	$ 10.07	$ 7.70	$ 10.35	$ 6.12	$ 7.75

Mutual funds, at cost	$ 2,751	$ 8,146	$ 104,555	$ 91,544	$ 103,656
Mutual fund shares	110	713	2,987	1,139	10,309
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Government Long Bond 1.2x Strategy	Rydex VT Health Care
Assets:
Mutual funds, at market value	$ 119,270	$ 28,211	$ 37,190	$ 11,342	$ 31,643
Total assets	119,270	28,211	37,190	11,342	31,643
Net assets	$ 119,270	$ 28,211	$ 37,190	$ 11,342	$ 31,643

Units outstanding
0 Year	8,807	1,919	6,518	1,080	3,516
5 Year	2,137	634	406	-	-
Total units	10,944	2,553	6,924	1,080	3,516

Unit value
0 Year	$ 10.87	$ 11.06	$ 5.37	$ 10.55	$ 8.99
5 Year	$ 10.96	$ 11.15	$ 5.42	$ 10.63	$ 9.06

Mutual funds, at cost	$ 112,833	$ 25,544	$ 36,692	$ 11,774	$ 31,268
Mutual fund shares	3,818	1,019	2,513	1,597	1,124
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Leisure
Assets:
Mutual funds, at market value	$ 55,626	$ 7	$ 40,608	$ 39,015	$ 5,740
Total assets	55,626	7	40,608	39,015	5,740
Net assets	$ 55,626	$ 7	$ 40,608	$ 39,015	$ 5,740

Units outstanding
0 Year	507	-	7,251	5,049	-
5 Year	4,898	-	-	219	759
Total units	5,405	-	7,251	5,268	759

Unit value
0 Year	$ 10.21	$ 4.97	$ 5.60	$ 7.41	$ 7.51
5 Year	$ 10.30	$ 5.01	$ 5.64	$ 7.47	$ 7.57

Mutual funds, at cost	$ 45,313	$ 7	$ 40,608	$ 46,076	$ 5,288
Mutual fund shares	2,822	-	1,957	1,110	106
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Rydex VT Mid-Cap 1.5x Strategy	Rydex VT NASDAQ-100	Rydex VT Nova	Rydex VT Precious Metals	Rydex VT Real Estate
Assets:
Mutual funds, at market value	$ 73,630	$ 95,711	$ 19,327	$ 381,475	$ 132,276
Total assets	73,630	95,711	19,327	381,475	132,276
Net assets	$ 73,630	$ 95,711	$ 19,327	$ 381,475	$ 132,276

Units outstanding
0 Year	8,861	8,769	2,999	20,195	20,127
5 Year	-	559	-	7,155	887
Total units	8,861	9,328	2,999	27,350	21,014

Unit value
0 Year	$ 8.31	$ 10.25	$ 6.45	$ 13.92	$ 6.30
5 Year	$ 8.37	$ 10.33	$ 6.50	$ 14.03	$ 6.35

Mutual funds, at cost	$ 64,296	$ 93,563	$ 16,501	$ 311,891	$ 117,729
Mutual fund shares	3,583	5,061	264	20,035	5,051
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT S&P 500 2x Strategy	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value
Assets:
Mutual funds, at market value	$ 9,145	$ 76,458	$ 4,448	$ 100,983	$ 93,025
Total assets	9,145	76,458	4,448	100,983	93,025
Net assets	$ 9,145	$ 76,458	$ 4,448	$ 100,983	$ 93,025

Units outstanding
0 Year	1,031	10,686	879	5,142	6,216
5 Year	-	-	-	4,925	5,775
Total units	1,031	10,686	879	10,067	11,991

Unit value
0 Year	$ 8.87	$ 7.16	$ 5.07	$ 9.99	$ 7.72
5 Year	$ 8.94	$ 7.21	$ 5.11	$ 10.07	$ 7.78

Mutual funds, at cost	$ 9,145	$ 68,533	$ 3,249	$ 84,039	$ 83,884
Mutual fund shares	673	2,511	40	3,331	1,143
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P SmallCap 600 Pure Value	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Telecommunications
Assets:
Mutual funds, at market value	$ 9,284	$ 4,218	$ 17,594	$ 36,744	$ 2,203
Total assets	9,284	4,218	17,594	36,744	2,203
Net assets	$ 9,284	$ 4,218	$ 17,594	$ 36,744	$ 2,203

Units outstanding
0 Year	260	532	2,770	1,918	293
5 Year	497	-	-	2,196	-
Total units	757	532	2,770	4,114	293

Unit value
0 Year	$ 12.20	$ 7.93	$ 6.36	$ 8.90	$ 7.53
5 Year	$ 12.29	$ 7.99	$ 6.41	$ 8.97	$ 7.59

Mutual funds, at cost	$ 7,729	$ 3,544	$ 19,623	$ 32,912	$ 1,973
Mutual fund shares	237	41	2,678	2,990	200
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

	Rydex VT Transportation	Rydex VT U.S. Government Money Market	Rydex VT Utilities	Templeton Developing Markets Securities	Templeton Foreign Securities
Assets:
Mutual funds, at market value	$ 25,226	$1,044,738	$ 40,286	$ 232,190	$ 130,883
Total assets	25,226	1,044,738	40,286	232,190	130,883
Net assets	$ 25,226	$1,044,738	$ 40,286	$ 232,190	$ 130,883

Units outstanding
0 Year	2,365	89,039	2,695	4,523	4,623
5 Year	701	25,067	1,993	7,340	4,115
Total units	3,066	114,106	4,688	11,863	8,738

Unit value
0 Year	$ 8.21	$ 9.14	$ 8.56	$ 19.52	$ 14.94
5 Year	$ 8.27	$ 9.22	$ 8.63	$ 19.60	$ 15.01

Mutual funds, at cost	$ 23,286	$1,044,738	$ 39,428	$ 209,167	$ 122,300
Mutual fund shares	1,603	1,044,738	2,364	20,548	9,159
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity
Statements of Net Assets (continued)

December 31, 2010

Wells Fargo Advantage Opportunity VT
Assets:
Mutual funds, at market value	$ 24,738
Total assets	24,738
Net assets	$ 24,738

Units outstanding
0 Year	1,108
5 Year	1,347
Total units	2,455

Unit value
0 Year	$ 10.03
5 Year	$ 10.11

Mutual funds, at cost	$ 20,652
Mutual fund shares	1,343
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations

Year Ended December 31, 2010

	Direxion Dynamic VP HY Bond	Dreyfus VIF International Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Contrafund
Investment income (loss):
Dividend distributions	$13,887	$34	$13,331	$11,240	$1,446
Expenses:
Mortality and expense risk charge and administrative charge	(658)	(18)	(1,020)	(810)	(502)
Net investment income (loss)	13,229	16	12,311	10,430	944

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	65
Realized capital gain (loss) on sales of fund shares	567	486	5,621	8,167	(12,585)
Change in unrealized appreciation/depreciation on investments during the year	(19,440)	(965)	(2,687)	17,433	38,292
Net realized and unrealized capital gain (loss) on investments	(18,873)	(479)	2,934	25,600	25,772
Net increase (decrease) in net assets from operations	$(5,644)	$(463)	$15,245	$36,030	$26,716
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Franklin Small-Mid Cap Growth Securities	Invesco V.I. International Growth
Investment income (loss):
Dividend distributions	$-	$1,580	$11,727	$-	$1,792
Expenses:
Mortality and expense risk charge and administrative charge	(80)	(389)	(1,480)	(36)	(369)
Net investment income (loss)	(80)	1,191	10,247	(36)	1,423

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	1,708	3,887	-	-
Realized capital gain (loss) on sales of fund shares	1,283	6,825	13,786	3,183	(1,068)
Change in unrealized appreciation/depreciation on investments during the year	4,963	6,025	(604)	(194)	9,991
Net realized and unrealized capital gain (loss) on investments	6,246	14,558	17,069	2,989	8,923
Net increase (decrease) in net assets from operations	$6,166	$15,749	$27,316	$2,953	$10,346
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Invesco V.I. Mid Cap Core Equity	Neuberger Berman AMT Guardian	Neuberger Berman AMT Partners	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT High Yield
Investment income (loss):
Dividend distributions	$385	$3	$101	$27	$1,924
Expenses:
Mortality and expense risk charge and administrative charge	(316)	(7)	(113)	(98)	(80)
Net investment income (loss)	69	(4)	(12)	(71)	1,844

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,565)	17	(35,799)	(3,515)	6,165
Change in unrealized appreciation/depreciation on investments during the year	18,193	379	40,526	519	(4,529)
Net realized and unrealized capital gain (loss) on investments	15,628	396	4,727	(2,996)	1,636
Net increase (decrease) in net assets from operations	$15,697	$392	$4,715	$(3,067)	$3,480
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return	Rydex | SGI VT All-Asset Aggressive Strategy	Rydex | SGI VT All-Asset Conservative Strategy
Investment income (loss):
Dividend distributions	$2,831	$2,333	$22,266	$168	$31
Expenses:
Mortality and expense risk charge and administrative charge	(738)	(636)	(3,904)	(56)	(3)
Net investment income (loss)	2,093	1,697	18,362	112	28

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	436	1,015	26,285	-	-
Realized capital gain (loss) on sales of fund shares	1,981	11,309	10,284	(10)	4
Change in unrealized appreciation/depreciation on investments during the year	4,987	717	13,292	2,506	45
Net realized and unrealized capital gain (loss) on investments	7,404	13,041	49,861	2,496	49
Net increase (decrease) in net assets from operations	$9,497	$14,738	$68,223	$2,608	$77
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex | SGI VT Alternative Strategies Allocation	Rydex | SGI VT CLS AdvisorOne Amerigo	Rydex | SGI VT CLS AdvisorOne Clermont	Rydex | SGI VT CLS AdvisorOne Select Allocation	Rydex | SGI VT Global
Investment income (loss):
Dividend distributions	$89	$1,493	$12,699	$7,337	$-
Expenses:
Mortality and expense risk charge and administrative charge	(63)	(4,651)	(1,965)	(1,265)	(175)
Net investment income (loss)	26	(3,158)	10,734	6,072	(175)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,562)	(42,035)	6,910	(8,242)	1,280
Change in unrealized appreciation/depreciation on investments during the year	507	244,350	45,404	51,646	7,595
Net realized and unrealized capital gain (loss) on investments	(1,055)	202,315	52,314	43,404	8,875
Net increase (decrease) in net assets from operations	$(1,029)	$199,157	$63,048	$49,476	$8,700
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex | SGI VT International Long Short Select	Rydex | SGI VT Large Cap Value	Rydex | SGI VT Managed Futures Strategy	Rydex | SGI VT Mid Cap Growth	Rydex | SGI VT Mid Cap Value
Investment income (loss):
Dividend distributions	$13	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge and administrative charge	(47)	(16)	(78)	(5)	(25)
Net investment income (loss)	(34)	(16)	(78)	(5)	(25)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	7,124	(54)	(268)	549	303
Change in unrealized appreciation/depreciation on investments during the year	(11,481)	549	(990)	(315)	131
Net realized and unrealized capital gain (loss) on investments	(4,357)	495	(1,258)	234	434
Net increase (decrease) in net assets from operations	$(4,391)	$479	$(1,336)	$229	$409
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex | SGI VT Multi-Hedge Strategies	Rydex | SGI VT Small Cap Value	Rydex | SGI VT U.S. Long Short Momentum	Rydex VT Banking	Rydex VT Basic Materials
Investment income (loss):
Dividend distributions	$-	$-	$-	$133	$757
Expenses:
Mortality and expense risk charge and administrative charge	(166)	(124)	(7)	(81)	(567)
Net investment income (loss)	(166)	(124)	(7)	52	190

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	367	4,053	6	5,593	13,065
Change in unrealized appreciation/depreciation on investments during the year	2,277	5,608	215	506	8,989
Net realized and unrealized capital gain (loss) on investments	2,644	9,661	221	6,099	22,054
Net increase (decrease) in net assets from operations	$2,478	$9,537	$214	$6,151	$22,244
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics
Investment income (loss):
Dividend distributions	$-	$-	$1,372	$403	$-
Expenses:
Mortality and expense risk charge and administrative charge	(31)	(64)	(369)	(237)	(395)
Net investment income (loss)	(31)	(64)	1,003	166	(395)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	23,324
Realized capital gain (loss) on sales of fund shares	(4,619)	3,325	11,484	17,225	2,828
Change in unrealized appreciation/depreciation on investments during the year	(18)	363	2,536	1,704	(18,235)
Net realized and unrealized capital gain (loss) on investments	(4,637)	3,688	14,020	18,929	7,917
Net increase (decrease) in net assets from operations	$(4,668)	$3,624	$15,023	$19,095	$7,522
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy
Investment income (loss):
Dividend distributions	$264	$-	$132	$-	$4,095
Expenses:
Mortality and expense risk charge and administrative charge	(194)	(87)	(311)	(50)	(717)
Net investment income (loss)	70	(87)	(179)	(50)	3,378

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(3,517)	622	(16,534)	(5,228)	(15,254)
Change in unrealized appreciation/depreciation on investments during the year	6,836	2,677	(1,236)	2	11,523
Net realized and unrealized capital gain (loss) on investments	3,319	3,299	(17,770)	(5,226)	(3,731)
Net increase (decrease) in net assets from operations	$3,389	$3,212	$(17,949)	$(5,276)	$(353)
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex VT Health Care	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse Mid-Cap Strategy
Investment income (loss):
Dividend distributions	$44	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge and administrative charge	(168)	(101)	(83)	(3)	(84)
Net investment income (loss)	(124)	(101)	(83)	(3)	(84)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	6,258	7,656	(273)	(577)	(4,448)
Change in unrealized appreciation/depreciation on investments during the year	(7,129)	(79)	-	-	-
Net realized and unrealized capital gain (loss) on investments	(871)	7,577	(273)	(577)	(4,448)
Net increase (decrease) in net assets from operations	$(995)	$7,476	$(356)	$(580)	$(4,532)
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex VT Inverse NASDAQ-100 Strategy	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Japan 2x Strategy	Rydex VT Leisure
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$5
Expenses:
Mortality and expense risk charge and administrative charge	(72)	(176)	(217)	(35)	(35)
Net investment income (loss)	(72)	(176)	(217)	(35)	(30)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(6,708)	(18,892)	(3,177)	950	(2,535)
Change in unrealized appreciation/depreciation on investments during the year	-	-	(4,980)	(739)	447
Net realized and unrealized capital gain (loss) on investments	(6,708)	(18,892)	(8,157)	211	(2,088)
Net increase (decrease) in net assets from operations	$(6,780)	$(19,068)	$(8,374)	$176	$(2,118)
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex VT Mid-Cap 1.5x Strategy	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals
Investment income (loss):
Dividend distributions	$-	$-	$-	$91	$11
Expenses:
Mortality and expense risk charge and administrative charge	(186)	(363)	(49)	(571)	(1,035)
Net investment income (loss)	(186)	(363)	(49)	(480)	(1,024)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	10,866	20,335	11,130	30,566	44,809
Change in unrealized appreciation/depreciation on investments during the year	2,750	(1,353)	(3,945)	(22,763)	40,355
Net realized and unrealized capital gain (loss) on investments	13,616	18,982	7,185	7,803	85,164
Net increase (decrease) in net assets from operations	$13,430	$18,619	$7,136	$7,323	$84,140
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex VT Real Estate	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 2x Strategy
Investment income (loss):
Dividend distributions	$2,823	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge and administrative charge	(623)	(12)	(258)	(2)	(23)
Net investment income (loss)	2,200	(12)	(258)	(2)	(23)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	17,752	1,606	7,394	(1,325)	689
Change in unrealized appreciation/depreciation on investments during the year	5,982	-	7,820	(5)	(662)
Net realized and unrealized capital gain (loss) on investments	23,734	1,606	15,214	(1,330)	27
Net increase (decrease) in net assets from operations	$25,934	$1,594	$14,956	$(1,332)	$4
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth
Investment income (loss):
Dividend distributions	$-	$718	$-	$-	$-
Expenses:
Mortality and expense risk charge and administrative charge	(176)	(183)	(27)	(71)	(17)
Net investment income (loss)	(176)	535	(27)	(71)	(17)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	6,263	1,326	(5)	(8,874)	5,973
Change in unrealized appreciation/depreciation on investments during the year	15,437	9,012	(735)	(578)	(4,584)
Net realized and unrealized capital gain (loss) on investments	21,700	10,338	(740)	(9,452)	1,389
Net increase (decrease) in net assets from operations	$21,524	$10,873	$(767)	$(9,523)	$1,372
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex VT S&P SmallCap 600 Pure Value	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Telecommunications	Rydex VT Transportation
Investment income (loss):
Dividend distributions	$-	$-	$-	$34	$-
Expenses:
Mortality and expense risk charge and administrative charge	(32)	(311)	(183)	(6)	(165)
Net investment income (loss)	(32)	(311)	(183)	28	(165)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,859)	(1,652)	12,538	(505)	5,271
Change in unrealized appreciation/depreciation on investments during the year	1,159	(2,035)	(8,580)	230	1,940
Net realized and unrealized capital gain (loss) on investments	(700)	(3,687)	3,958	(275)	7,211
Net increase (decrease) in net assets from operations	$(732)	$(3,998)	$3,775	$(247)	$7,046
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex VT U.S. Government Money Market	Rydex VT Utilities	Templeton Developing Markets Securities	Templeton Foreign Securities	Wells Fargo Advantage Opportunity VT
Investment income (loss):
Dividend distributions	$103	$1,575	$687	$45	$570
Expenses:
Mortality and expense risk charge and administrative charge	(7,616)	(185)	(354)	(170)	(146)
Net investment income (loss)	(7,513)	1,390	333	(125)	424

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	50	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	2,787	17,247	(349)	(1,967)
Change in unrealized appreciation/depreciation on investments during the year	-	218	1,604	8,414	2,989
Net realized and unrealized capital gain (loss) on investments	50	3,005	18,851	8,065	1,022
Net increase (decrease) in net assets from operations	$(7,463)	$4,395	$19,184	$7,940	$1,446
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2010 and 2009

	Direxion Dynamic VP HY Bond		Dreyfus VIF International Value		Federated Fund for U.S. Government Securities II		Federated High Income Bond II
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$13,229	$1,241	$16	$322	$12,311	$14,919	$10,430	$12,582
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	567	1,405	486	(4,293)	5,621	(2,828)	8,167	(7,539)
Change in unrealized appreciation/depreciation on investments during the year	(19,440)	4,778	(965)	6,700	(2,687)	2,614	17,433	50,456
Net increase (decrease) in net assets from operations	(5,644)	7,424	(463)	2,729	15,245	14,705	36,030	55,499

From contract owner transactions:
Variable annuity deposits	-	723	975	838	-	380	4,999	247
Contract owner maintenance charges	(532)	(457)	(15)	(9)	(3)	(28)	(915)	(368)
Terminations and withdrawals	(134,221)	(357,705)	(9,628)	(10,411)	(183,828)	(30,726)	(10,894)	(6,040)
Transfers between subaccounts, net	(303,252)	(581,256)	(8,314)	18,269	(2,887)	136,347	51,041	125,249
Net increase (decrease) in net assets from contract owner transactions	(438,005)	(938,695)	(16,982)	8,687	(186,718)	105,973	44,231	119,088
Net increase (decrease) in net assets	(443,649)	(931,271)	(17,445)	11,416	(171,473)	120,678	80,261	174,587
Net assets at beginning of year	579,797	1,511,068	20,515	9,099	292,493	171,815	278,386	103,799
Net assets at end of year	$136,148	$579,797	$3,070	$20,515	$121,020	$292,493	$358,647	$278,386
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Fidelity VIP Contrafund		Fidelity VIP Growth Opportunities		Fidelity VIP Index 500		Fidelity VIP Investment Grade Bond
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$944	$1,110	$(80)	$(26)	$1,191	$1,200	$10,247	$16,218
Capital gains distributions	65	41	-	-	1,708	492	3,887	1,058
Realized capital gain (loss) on sales of fund shares	(12,585)	(40,158)	1,283	2,667	6,825	5,241	13,786	8,446
Change in unrealized appreciation/depreciation on investments during the year	38,292	89,267	4,963	1,205	6,025	16,233	(604)	11,712
Net increase (decrease) in net assets from operations	26,716	50,260	6,166	3,846	15,749	23,166	27,316	37,434

From contract owner transactions:
Variable annuity deposits	41,980	1,430	3,014	1	-	197	1,001	1,910
Contract owner maintenance charges	(153)	(215)	(123)	-	(74)	(16)	(485)	(311)
Terminations and withdrawals	(13,988)	(44,414)	(551)	(59)	(8,712)	(65,389)	(96,671)	(240,401)
Transfers between subaccounts, net	(67,835)	(23,571)	33,133	2,957	16,342	95,717	4,567	434,401
Net increase (decrease) in net assets from contract owner transactions	(39,996)	(66,770)	35,473	2,899	7,556	30,509	(91,588)	195,599
Net increase (decrease) in net assets	(13,280)	(16,510)	41,639	6,745	23,305	53,675	(64,272)	233,033
Net assets at beginning of year	167,980	184,490	6,745	-	75,343	21,668	363,569	130,536
Net assets at end of year	$154,700	$167,980	$48,384	$6,745	$98,648	$75,343	$299,297	$363,569
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Franklin Small-Mid Cap Growth Securities		Invesco V.I. Capital Appreciation		Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(36)	$(26)	$-	$(31)	$1,423	$1,205	$69	$810
Capital gains distributions	-	-	-	-	-	-	-	1,444
Realized capital gain (loss) on sales of fund shares	3,183	665	-	(1,733)	(1,068)	(20,150)	(2,565)	(18,727)
Change in unrealized appreciation/depreciation on investments during the year	(194)	2,752	-	2,289	9,991	55,037	18,193	42,232
Net increase (decrease) in net assets from operations	2,953	3,391	-	525	10,346	36,092	15,697	25,759

From contract owner transactions:
Variable annuity deposits	-	-	-	-	1,561	798	-	2
Contract owner maintenance charges	(10)	(2)	-	(1)	(131)	(151)	(99)	(172)
Terminations and withdrawals	(52)	(39)	-	(107)	(19,635)	(18,847)	(18,165)	(4,537)
Transfers between subaccounts, net	3,515	5,284	4,097	(4,955)	(9,100)	(28,154)	(18,427)	915
Net increase (decrease) in net assets from contract owner transactions	3,453	5,243	4,097	(5,063)	(27,305)	(46,354)	(36,691)	(3,792)
Net increase (decrease) in net assets	6,406	8,634	4,097	(4,538)	(16,959)	(10,262)	(20,994)	21,967
Net assets at beginning of year	8,634	-	-	4,538	120,787	131,049	125,935	103,968
Net assets at end of year	$15,040	$8,634	$4,097	$-	$103,828	$120,787	$104,941	$125,935
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Invesco Van Kampen V.I. Government	Neuberger Berman AMT Guardian		Neuberger Berman AMT Partners		Oppenheimer Main Street Small Cap Fund/VA
	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$2,008	$(4)	$(3)	$(12)	$2,282	$(71)	$73
Capital gains distributions	-	-	-	-	11,272	-	-
Realized capital gain (loss) on sales of fund shares	(897)	17	(8,755)	(35,799)	(33,691)	(3,515)	(3,150)
Change in unrealized appreciation/depreciation on investments during the year	(1,731)	379	6,343	40,526	57,430	519	7,255
Net increase (decrease) in net assets from operations	(620)	392	(2,415)	4,715	37,293	(3,067)	4,178

From contract owner transactions:
Variable annuity deposits	780	-	-	-	-	-	9
Contract owner maintenance charges	(26)	-	-	(39)	(174)	(8)	(2)
Terminations and withdrawals	(44,993)	-	(60)	(1,498)	(5,043)	(205)	(10,267)
Transfers between subaccounts, net	(19,198)	3,940	(14,337)	(82,463)	(14,139)	5,846	(5,176)
Net increase (decrease) in net assets from contract owner transactions	(63,437)	3,940	(14,397)	(84,000)	(19,356)	5,633	(15,436)
Net increase (decrease) in net assets	(64,057)	4,332	(16,812)	(79,285)	17,937	2,566	(11,258)
Net assets at beginning of year	64,057	845	17,657	95,242	77,305	6,658	17,916
Net assets at end of year	$-	$5,177	$845	$15,957	$95,242	$9,224	$6,658
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	PIMCO VIT High Yield		PIMCO VIT Low Duration		PIMCO VIT Real Return		PIMCO VIT Total Return
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$1,844	$1,767	$2,093	$4,976	$1,697	$5,970	$18,362	$28,731
Capital gains distributions	-	-	436	7,490	1,015	7,269	26,285	29,562
Realized capital gain (loss) on sales of fund shares	6,165	4,445	1,981	(465)	11,309	1,278	10,284	6,658
Change in unrealized appreciation/depreciation on investments during the year	(4,529)	4,028	4,987	5,754	717	17,193	13,292	4,533
Net increase (decrease) in net assets from operations	3,480	10,240	9,497	17,755	14,738	31,710	68,223	69,484

From contract owner transactions:
Variable annuity deposits	112	-	155	877	-	292	1,982	3,025
Contract owner maintenance charges	(96)	(317)	(595)	(589)	(318)	(437)	(627)	(758)
Terminations and withdrawals	(26,862)	(5,770)	(4,929)	(58,366)	(93,518)	(126,601)	(118,502)	(74,713)
Transfers between subaccounts, net	49,265	10,806	(36,827)	(24,387)	(80,242)	165,155	(16,782)	606,996
Net increase (decrease) in net assets from contract owner transactions	22,419	4,719	(42,196)	(82,465)	(174,078)	38,409	(133,929)	534,550
Net increase (decrease) in net assets	25,899	14,959	(32,699)	(64,710)	(159,340)	70,119	(65,706)	604,034
Net assets at beginning of year	20,842	5,883	166,988	231,698	223,558	153,439	927,793	323,759
Net assets at end of year	$46,741	$20,842	$134,289	$166,988	$64,218	$223,558	$862,087	$927,793
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex | SGI VT All-Asset Aggressive Strategy		Rydex | SGI VT All-Asset Conservative Strategy		Rydex | SGI VT All-Asset Moderate Strategy	Rydex | SGI VT Alternative Strategies Allocation	Rydex | SGI VT CLS AdvisorOne Amerigo
	2010	2009	2010	2009	2009	2010	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$112	$(51)	$28	$(1)	$-	$26	$(3,158)	$3,390
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(10)	(1,178)	4	2	(1)	(1,562)	(42,035)	(221,461)
Change in unrealized appreciation/depreciation on investments during the year	2,506	5,229	45	59	-	507	244,350	653,160
Net increase (decrease) in net assets from operations	2,608	4,000	77	60	(1)	(1,029)	199,157	435,089

From contract owner transactions:
Variable annuity deposits	-	-	585	689	-	7	2	1
Contract owner maintenance charges	(168)	(145)	(4)	(2)	-	(6)	(1,774)	(2,661)
Terminations and withdrawals	-	(16)	(41)	(20)	-	(598)	(153,420)	(61,699)
Transfers between subaccounts, net	-	(649)	-	-	1	39,011	95,639	(196,117)
Net increase (decrease) in net assets from contract owner transactions	(168)	(810)	540	667	1	38,414	(59,553)	(260,476)
Net increase (decrease) in net assets	2,440	3,190	617	727	-	37,385	139,604	174,613
Net assets at beginning of year	21,754	18,564	727	-	-	-	1,470,260	1,295,647
Net assets at end of year	$24,194	$21,754	$1,344	$727	$-	$37,385	$1,609,864	$1,470,260
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex | SGI VT CLS AdvisorOne Clermont		Rydex | SGI VT CLS AdvisorOne Select Allocation		Rydex | SGI VT Global		Rydex | SGI VT International Long Short Select
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$10,734	$9,497	$6,072	$6,116	$(175)	$(168)	$(34)	$95
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	6,910	(27,083)	(8,242)	(38,344)	1,280	(1,250)	7,124	165
Change in unrealized appreciation/depreciation on investments during the year	45,404	93,137	51,646	132,257	7,595	11,129	(11,481)	11,540
Net increase (decrease) in net assets from operations	63,048	75,551	49,476	100,029	8,700	9,711	(4,391)	11,800

From contract owner transactions:
Variable annuity deposits	1	-	-	-	-	-	958	426
Contract owner maintenance charges	(2,663)	(1,477)	(413)	(541)	(92)	(118)	(4)	(1)
Terminations and withdrawals	(36,379)	(19,549)	(41,434)	(12,611)	(10,828)	(5,057)	(338)	(207)
Transfers between subaccounts, net	172,794	242,687	89,307	(46,868)	12,018	(14,829)	(46,904)	40,136
Net increase (decrease) in net assets from contract owner transactions	133,753	221,661	47,460	(60,020)	1,098	(20,004)	(46,288)	40,354
Net increase (decrease) in net assets	196,801	297,212	96,936	40,009	9,798	(10,293)	(50,679)	52,154
Net assets at beginning of year	533,328	236,116	325,094	285,085	56,520	66,813	52,154	-
Net assets at end of year	$730,129	$533,328	$422,030	$325,094	$66,318	$56,520	$1,475	$52,154
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex | SGI VT Large Cap Value	Rydex | SGI VT Managed Futures Strategy		Rydex | SGI VT Mid Cap Growth		Rydex | SGI VT Mid Cap Value	Rydex | SGI VT Multi-Hedge Strategies
	2010	2010	2009	2010	2009	2010	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(16)	$(78)	$(121)	$(5)	$(4)	$(25)	$(166)	$488
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(54)	(268)	228	549	178	303	367	2,700
Change in unrealized appreciation/depreciation on investments during the year	549	(990)	1,830	(315)	315	131	2,277	49
Net increase (decrease) in net assets from operations	479	(1,336)	1,937	229	489	409	2,478	3,237

From contract owner transactions:
Variable annuity deposits	4	-	364	5	316	-	133	360
Contract owner maintenance charges	-	(7)	(96)	-	-	-	(15)	(228)
Terminations and withdrawals	(22)	(533)	(106,354)	(13)	-	(57)	(1,245)	(169,974)
Transfers between subaccounts, net	18,922	(5,099)	115,892	(6,840)	5,814	778	(10,149)	211,721
Net increase (decrease) in net assets from contract owner transactions	18,904	(5,639)	9,806	(6,848)	6,130	721	(11,276)	41,879
Net increase (decrease) in net assets	19,383	(6,975)	11,743	(6,619)	6,619	1,130	(8,798)	45,116
Net assets at beginning of year	-	30,782	19,039	6,619	-	-	74,149	29,033
Net assets at end of year	$19,383	$23,807	$30,782	$-	$6,619	$1,130	$65,351	$74,149
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex | SGI VT Small Cap Value		Rydex | SGI VT U.S. Long Short Momentum		Rydex VT Banking		Rydex VT Basic Materials
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(124)	$(65)	$(7)	$(1)	$52	$259	$190	$(46)
Capital gains distributions	-	-	-	-	-	-	-	4,238
Realized capital gain (loss) on sales of fund shares	4,053	(1,063)	6	(1,928)	5,593	13,539	13,065	13,065
Change in unrealized appreciation/depreciation on investments during the year	5,608	9,325	215	1,977	506	2,243	8,989	12,679
Net increase (decrease) in net assets from operations	9,537	8,197	214	48	6,151	16,041	22,244	29,936

From contract owner transactions:
Variable annuity deposits	41,785	1,639	1,365	801	250	170	1,171	591
Contract owner maintenance charges	(43)	(38)	(6)	(1)	(20)	(11)	(65)	(57)
Terminations and withdrawals	(5,642)	(4,055)	(62)	(29)	(534)	(701)	(6,622)	(31,342)
Transfers between subaccounts, net	(19,541)	19,081	-	(3,207)	(3,194)	(348)	44,803	131,615
Net increase (decrease) in net assets from contract owner transactions	16,559	16,627	1,297	(2,436)	(3,498)	(890)	39,287	100,807
Net increase (decrease) in net assets	26,096	24,824	1,511	(2,388)	2,653	15,151	61,531	130,743
Net assets at beginning of year	36,695	11,871	906	3,294	22,862	7,711	162,665	31,922
Net assets at end of year	$62,791	$36,695	$2,417	$906	$25,515	$22,862	$224,196	$162,665
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex VT Biotechnology		Rydex VT Commodities Strategy		Rydex VT Consumer Products		Rydex VT Dow 2x Strategy
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(31)	$(98)	$(64)	$725	$1,003	$926	$166	$(164)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(4,619)	(4,281)	3,325	(10,015)	11,484	1,514	17,225	12,445
Change in unrealized appreciation/depreciation on investments during the year	(18)	3,488	363	11,023	2,536	4,828	1,704	1,444
Net increase (decrease) in net assets from operations	(4,668)	(891)	3,624	1,733	15,023	7,268	19,095	13,725

From contract owner transactions:
Variable annuity deposits	-	8	539	504	390	644	8	-
Contract owner maintenance charges	(2)	(5)	(12)	(34)	(19)	(9)	(15)	(8)
Terminations and withdrawals	(147)	(341)	(8,657)	(32,571)	(1,591)	(413)	(10,976)	(6,757)
Transfers between subaccounts, net	7,550	(40,283)	(17,023)	11,190	26,654	54,835	(33,506)	77,915
Net increase (decrease) in net assets from contract owner transactions	7,401	(40,621)	(25,153)	(20,911)	25,434	55,057	(44,489)	71,150
Net increase (decrease) in net assets	2,733	(41,512)	(21,529)	(19,178)	40,457	62,325	(25,394)	84,875
Net assets at beginning of year	-	41,512	31,219	50,397	71,055	8,730	118,472	33,597
Net assets at end of year	$2,733	$-	$9,690	$31,219	$111,512	$71,055	$93,078	$118,472
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex VT Electronics		Rydex VT Energy		Rydex VT Energy Services		Rydex VT Europe 1.25x Strategy
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(395)	$(183)	$70	$(244)	$(87)	$(92)	$(179)	$3,065
Capital gains distributions	23,324	-	-	5,323	-	1,560	-	-
Realized capital gain (loss) on sales of fund shares	2,828	1,061	(3,517)	1,155	622	(5,072)	(16,534)	(8,656)
Change in unrealized appreciation/depreciation on investments during the year	(18,235)	13,390	6,836	8,836	2,677	11,696	(1,236)	3,333
Net increase (decrease) in net assets from operations	7,522	14,268	3,389	15,070	3,212	8,092	(17,949)	(2,258)

From contract owner transactions:
Variable annuity deposits	-	-	108	400	72	463	36	197
Contract owner maintenance charges	-	(3)	(14)	(13)	(35)	(20)	(13)	(24)
Terminations and withdrawals	(1,030)	(373)	(8,066)	(12,890)	(4,870)	(3,563)	(5,255)	(1,131)
Transfers between subaccounts, net	(14,567)	88,558	70,992	23,670	3,961	10,412	(54,094)	96,854
Net increase (decrease) in net assets from contract owner transactions	(15,597)	88,182	63,020	11,167	(872)	7,292	(59,326)	95,896
Net increase (decrease) in net assets	(8,075)	102,450	66,409	26,237	2,340	15,384	(77,275)	93,638
Net assets at beginning of year	105,289	2,839	52,861	26,624	25,871	10,487	114,465	20,827
Net assets at end of year	$97,214	$105,289	$119,270	$52,861	$28,211	$25,871	$37,190	$114,465
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex VT Financial Services		Rydex VT Government Long Bond 1.2x Strategy		Rydex VT Health Care		Rydex VT Internet
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(50)	$(83)	$3,378	$5,421	$(124)	$(183)	$(101)	$(143)
Capital gains distributions	-	-	-	112,796	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(5,228)	8,035	(15,254)	(162,104)	6,258	(2,770)	7,656	876
Change in unrealized appreciation/depreciation on investments during the year	2	1,886	11,523	(31,162)	(7,129)	13,706	(79)	13,286
Net increase (decrease) in net assets from operations	(5,276)	9,838	(353)	(75,049)	(995)	10,753	7,476	14,019

From contract owner transactions:
Variable annuity deposits	-	15	-	-	989	468	40,402	-
Contract owner maintenance charges	(5)	(4)	(93)	(244)	(65)	(62)	(10)	(6)
Terminations and withdrawals	(8,035)	(299)	(91,945)	(97,521)	(5,473)	(443)	(4,474)	(1,203)
Transfers between subaccounts, net	13,316	(20,202)	78,355	71,679	(34,547)	26,090	(34,184)	28,839
Net increase (decrease) in net assets from contract owner transactions	5,276	(20,490)	(13,683)	(26,086)	(39,096)	26,053	1,734	27,630
Net increase (decrease) in net assets	-	(10,652)	(14,036)	(101,135)	(40,091)	36,806	9,210	41,649
Net assets at beginning of year	-	10,652	25,378	126,513	71,734	34,928	46,416	4,767
Net assets at end of year	$-	$-	$11,342	$25,378	$31,643	$71,734	$55,626	$46,416
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex VT Inverse Dow 2x Strategy		Rydex VT Inverse Government Long Bond Strategy		Rydex VT Inverse Mid-Cap Strategy		Rydex VT Inverse NASDAQ-100 Strategy
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(83)	$(35)	$(3)	$(46)	$(84)	$(16)	$(72)	$29
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(273)	(869)	(577)	2,135	(4,448)	(9,369)	(6,708)	(16,163)
Change in unrealized appreciation/depreciation on investments during the year	-	1	-	(281)	-	(1)	-	(23)
Net increase (decrease) in net assets from operations	(356)	(903)	(580)	1,808	(4,532)	(9,386)	(6,780)	(16,157)

From contract owner transactions:
Variable annuity deposits	38	402	33	41	-	71	174	38
Contract owner maintenance charges	(14)	(9)	-	(11)	-	-	-	-
Terminations and withdrawals	(267)	(160)	(53)	(114)	(335)	-	(663)	(586)
Transfers between subaccounts, net	606	(1,688)	600	(9,009)	4,867	9,315	7,269	8,251
Net increase (decrease) in net assets from contract owner transactions	363	(1,455)	580	(9,093)	4,532	9,386	6,780	7,703
Net increase (decrease) in net assets	7	(2,358)	-	(7,285)	-	-	-	(8,454)
Net assets at beginning of year	-	2,358	-	7,285	-	-	-	8,454
Net assets at end of year	$7	$-	$-	$-	$-	$-	$-	$-
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex VT Inverse Russell 2000 Strategy		Rydex VT Inverse S&P 500 Strategy		Rydex VT Japan 2x Strategy		Rydex VT Leisure
	2010	2009	2010	2009	2010	2009	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(176)	$(87)	$(217)	$(108)	$(35)	$(43)	$(30)
Capital gains distributions	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(18,892)	(10,749)	(3,177)	(901)	950	2,726	(2,535)
Change in unrealized appreciation/depreciation on investments during the year	-	(1)	(4,980)	(1,788)	(739)	1,880	447
Net increase (decrease) in net assets from operations	(19,068)	(10,837)	(8,374)	(2,797)	176	4,563	(2,118)

From contract owner transactions:
Variable annuity deposits	-	-	-	6	-	2	-
Contract owner maintenance charges	-	(9)	(1)	(4)	(3)	(5)	(54)
Terminations and withdrawals	(1,065)	(161)	(659)	(299)	(241)	(259)	(553)
Transfers between subaccounts, net	(37,665)	109,413	18,179	14,331	(5,479)	(5,918)	8,465
Net increase (decrease) in net assets from contract owner transactions	(38,730)	109,243	17,519	14,034	(5,723)	(6,180)	7,858
Net increase (decrease) in net assets	(57,798)	98,406	9,145	11,237	(5,547)	(1,617)	5,740
Net assets at beginning of year	98,406	-	29,870	18,633	5,547	7,164	-
Net assets at end of year	$40,608	$98,406	$39,015	$29,870	$-	$5,547	$5,740
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex VT Mid-Cap 1.5x Strategy		Rydex VT NASDAQ-100		Rydex VT NASDAQ-100 2x Strategy		Rydex VT Nova
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(186)	$(72)	$(363)	$(419)	$(49)	$(50)	$(480)	$1,477
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	10,866	2,344	20,335	39,799	11,130	891	30,566	15,968
Change in unrealized appreciation/depreciation on investments during the year	2,750	5,353	(1,353)	3,953	(3,945)	10,690	(22,763)	26,451
Net increase (decrease) in net assets from operations	13,430	7,625	18,619	43,333	7,136	11,531	7,323	43,896

From contract owner transactions:
Variable annuity deposits	49	1	109	-	40,446	57	161	-
Contract owner maintenance charges	(8)	(2)	(3)	(9)	(2)	(6)	(4)	(127)
Terminations and withdrawals	(724)	(207)	(1,452)	(1,721)	(4,366)	(240)	(2,917)	(2,032)
Transfers between subaccounts, net	13,305	22,340	(18,310)	11,844	(53,964)	(3,944)	(176,351)	137,669
Net increase (decrease) in net assets from contract owner transactions	12,622	22,132	(19,656)	10,114	(17,886)	(4,133)	(179,111)	135,510
Net increase (decrease) in net assets	26,052	29,757	(1,037)	53,447	(10,750)	7,398	(171,788)	179,406
Net assets at beginning of year	47,578	17,821	96,748	43,301	10,750	3,352	191,115	11,709
Net assets at end of year	$73,630	$47,578	$95,711	$96,748	$-	$10,750	$19,327	$191,115
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex VT Precious Metals		Rydex VT Real Estate		Rydex VT Retailing		Rydex VT Russell 2000 1.5x Strategy
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,024)	$(919)	$2,200	$2,119	$(12)	$(11)	$(258)	$(137)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	44,809	98,749	17,752	(21,352)	1,606	1,389	7,394	(5,584)
Change in unrealized appreciation/depreciation on investments during the year	40,355	(18,140)	5,982	24,291	-	-	7,820	(534)
Net increase (decrease) in net assets from operations	84,140	79,690	25,934	5,058	1,594	1,378	14,956	(6,255)

From contract owner transactions:
Variable annuity deposits	68,961	885	1,950	1,394	49	14	-	-
Contract owner maintenance charges	(1,112)	(1,944)	(105)	(47)	-	-	(20)	(15)
Terminations and withdrawals	(53,015)	(87,470)	(4,664)	(3,170)	-	(27)	(1,127)	(439)
Transfers between subaccounts, net	94,258	(6,539)	(16,697)	77,155	7,502	(1,365)	13,773	41,859
Net increase (decrease) in net assets from contract owner transactions	109,092	(95,068)	(19,516)	75,332	7,551	(1,378)	12,626	41,405
Net increase (decrease) in net assets	193,232	(15,378)	6,418	80,390	9,145	-	27,582	35,150
Net assets at beginning of year	188,243	203,621	125,858	45,468	-	-	48,876	13,726
Net assets at end of year	$381,475	$188,243	$132,276	$125,858	$9,145	$-	$76,458	$48,876
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex VT Russell 2000 2x Strategy		Rydex VT S&P 500 2x Strategy		Rydex VT S&P 500 Pure Growth		Rydex VT S&P 500 Pure Value
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2)	$(2)	$(23)	$(14)	$(176)	$(326)	$535	$(189)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,325)	(3,639)	689	(878)	6,263	39,495	1,326	31,532
Change in unrealized appreciation/depreciation on investments during the year	(5)	2,712	(662)	2,432	15,437	1,198	9,012	(111)
Net increase (decrease) in net assets from operations	(1,332)	(929)	4	1,540	21,524	40,367	10,873	31,232

From contract owner transactions:
Variable annuity deposits	-	2	-	76	-	121	8	201
Contract owner maintenance charges	-	-	-	(24)	(1)	(13)	(1)	(8)
Terminations and withdrawals	(5)	(5)	(5,189)	(116)	(8,909)	(80,801)	(8,745)	(10,052)
Transfers between subaccounts, net	1,337	(691)	3,294	720	83,815	40,765	88,025	(22,372)
Net increase (decrease) in net assets from contract owner transactions	1,332	(694)	(1,895)	656	74,905	(39,928)	79,287	(32,231)
Net increase (decrease) in net assets	-	(1,623)	(1,891)	2,196	96,429	439	90,160	(999)
Net assets at beginning of year	-	1,623	6,339	4,143	4,554	4,115	2,865	3,864
Net assets at end of year	$-	$-	$4,448	$6,339	$100,983	$4,554	$93,025	$2,865
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex VT S&P MidCap 400 Pure Growth		Rydex VT S&P MidCap 400 Pure Value		Rydex VT S&P SmallCap 600 Pure Growth		Rydex VT S&P SmallCap 600 Pure Value
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(27)	$(134)	$(71)	$63	$(17)	$(176)	$(32)	$6
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(5)	15,732	(8,874)	(5,401)	5,973	12,179	(1,859)	42,195
Change in unrealized appreciation/depreciation on investments during the year	(735)	1,952	(578)	5,579	(4,584)	4,612	1,159	(482)
Net increase (decrease) in net assets from operations	(767)	17,550	(9,523)	241	1,372	16,615	(732)	41,719

From contract owner transactions:
Variable annuity deposits	-	-	85	-	-	2	1,811	1,312
Contract owner maintenance charges	(1)	-	(68)	-	-	(5)	(13)	(14)
Terminations and withdrawals	(86)	(849)	(18,922)	(34)	(97)	(6,601)	(27,663)	(7,331)
Transfers between subaccounts, net	4,375	(61,354)	20,601	2,116	(15,139)	(6,695)	15,471	(20,342)
Net increase (decrease) in net assets from contract owner transactions	4,288	(62,203)	1,696	2,082	(15,236)	(13,299)	(10,394)	(26,375)
Net increase (decrease) in net assets	3,521	(44,653)	(7,827)	2,323	(13,864)	3,316	(11,126)	15,344
Net assets at beginning of year	5,763	50,416	7,827	5,504	13,864	10,548	15,344	-
Net assets at end of year	$9,284	$5,763	$-	$7,827	$-	$13,864	$4,218	$15,344
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex VT Strengthening Dollar 2x Strategy		Rydex VT Technology		Rydex VT Telecommunications		Rydex VT Transportation
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(311)	$(53)	$(183)	$(259)	$28	$(14)	$(165)	$(27)
Capital gains distributions	-	11	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,652)	(779)	12,538	8,154	(505)	2,354	5,271	(4,668)
Change in unrealized appreciation/depreciation on investments during the year	(2,035)	(541)	(8,580)	18,612	230	(252)	1,940	2,849
Net increase (decrease) in net assets from operations	(3,998)	(1,362)	3,775	26,507	(247)	2,088	7,046	(1,846)

From contract owner transactions:
Variable annuity deposits	22	222	1,697	534	1	318	-	32
Contract owner maintenance charges	(7)	-	(118)	(30)	(1)	(6)	(5)	(2)
Terminations and withdrawals	(589)	(70)	(758)	(31,299)	(1)	(188)	(7,056)	(63)
Transfers between subaccounts, net	22,166	(7,186)	(74,175)	102,449	1,147	(10,411)	25,241	(9,895)
Net increase (decrease) in net assets from contract owner transactions	21,592	(7,034)	(73,354)	71,654	1,146	(10,287)	18,180	(9,928)
Net increase (decrease) in net assets	17,594	(8,396)	(69,579)	98,161	899	(8,199)	25,226	(11,774)
Net assets at beginning of year	-	8,396	106,323	8,162	1,304	9,503	-	11,774
Net assets at end of year	$17,594	$-	$36,744	$106,323	$2,203	$1,304	$25,226	$-
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex VT U.S. Government Money Market		Rydex VT Utilities		Rydex VT Weakening Dollar 2x Strategy	Templeton Developing Markets Securities
	2010	2009	2010	2009	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(7,513)	$(13,458)	$1,390	$2,690	$(29)	$333	$(153)
Capital gains distributions	50	539	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	-	2,787	(466)	4,359	17,247	9,631
Change in unrealized appreciation/depreciation on investments during the year	-	-	218	505	(3,446)	1,604	21,418
Net increase (decrease) in net assets from operations	(7,463)	(12,919)	4,395	2,729	884	19,184	30,896

From contract owner transactions:
Variable annuity deposits	373,258	683,105	187	519	43	71	-
Contract owner maintenance charges	(1,999)	(12,005)	(78)	(68)	-	(80)	(197)
Terminations and withdrawals	(1,134,394)	(998,568)	(1,699)	(956)	(172)	(32,909)	(20,011)
Transfers between subaccounts, net	(297,344)	(2,272,345)	(8,259)	21,755	(75,582)	168,705	66,531
Net increase (decrease) in net assets from contract owner transactions	(1,060,479)	(2,599,813)	(9,849)	21,250	(75,711)	135,787	46,323
Net increase (decrease) in net assets	(1,067,942)	(2,612,732)	(5,454)	23,979	(74,827)	154,971	77,219
Net assets at beginning of year	2,112,680	4,725,412	45,740	21,761	74,827	77,219	-
Net assets at end of year	$1,044,738	$2,112,680	$40,286	$45,740	$-	$232,190	$77,219
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Templeton Foreign Securities		Wells Fargo Advantage Opportunity VT
	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(125)	$(4)	$424	$(15)
Capital gains distributions	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(349)	-	(1,967)	-
Change in unrealized appreciation/depreciation on investments during the year	8,414	168	2,989	1,097
Net increase (decrease) in net assets from operations	7,940	164	1,446	1,082

From contract owner transactions:
Variable annuity deposits	71	-	-	-
Contract owner maintenance charges	-	-	(65)	(20)
Terminations and withdrawals	(33,131)	-	(8,071)	-
Transfers between subaccounts, net	152,760	3,079	7,555	22,811
Net increase (decrease) in net assets from contract owner transactions	119,700	3,079	(581)	22,791
Net increase (decrease) in net assets	127,640	3,243	865	23,873
Net assets at beginning of year	3,243	-	23,873	-
Net assets at end of year	$130,883	$3,243	$24,738	$23,873
See accompanying notes.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements

December 31, 2010

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account XIV – EliteDesigns Variable Annuity (EliteDesigns) is a deferred variable annuity account offered by Security Benefit Life Insurance Company (SBL). Purchase payments for EliteDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL.  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Direxion Dynamic VP HY Bond		Rafferty Asset Management, LLC
Dreyfus VIF International Value	Service	The Dreyfus Corporation
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company
Federated High Income Bond II	Service	Federated Investment Management Company
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company (FMR)	Fidelity Research & Analysis Company Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Company (FMR)	Geode Capital Management, LLC FMR Co., Inc. (FMRC)
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company (FMR)
Fidelity Research & Analysis Company
Fidelity Management & Research (UK) Inc.
Fidelity Investments Money Management Inc.
Fidelity Management & Research (HK) Ltd
Fidelity Management & Rsrch (Japan) Inc.

Franklin Small-Mid Cap Growth Securities	2	Franklin Advisers, Inc.
Invesco V.I. Capital Appreciation (2) (6)	Series I	Invesco Advisers, Inc.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco V.I. International Growth (2)	Series II	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity (2)	Series II	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Government (4)(6)	Series II	Invesco Advisers, Inc.
Neuberger Berman AMT Guardian	I	Neuberger Berman Management Inc.	Neuberger Berman LLC
Neuberger Berman AMT Partners	I	Neuberger Berman Management Inc.	Neuberger Berman LLC
Oppenheimer Main Street Small Cap Fund/VA	Service	OppenheimerFunds, Inc.
PIMCO VIT Global Bond (Unhedged) (8)	Advisor	Pacific Investment Management Co. LLC
PIMCO VIT High Yield	Advisor	Pacific Investment Management Co. LLC
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Co. LLC
PIMCO VIT Real Return	Administrative	Pacific Investment Management Co. LLC
PIMCO VIT Total Return	Administrative	Pacific Investment Management Co. LLC
Rydex | SGI VT All-Asset Aggressive Strategy (1)		Security Global Investors
Rydex | SGI VT All-Asset Conservative Strategy (1)		Security Global Investors
Rydex | SGI VT All-Asset Moderate Strategy (1)(6)		Security Global Investors
Rydex | SGI VT All Cap Value (1)(8)		Security Global Investors
Rydex | SGI VT Alternative Strategies Allocation (1)		Security Global Investors
Rydex | SGI VT CLS AdvisorOne Amerigo (1)(2)		Security Global Investors	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Rydex | SGI VT CLS AdvisorOne Clermont (1)(2)		Security Global Investors	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Rydex | SGI VT CLS AdvisorOne Select Allocation(1)(2)		Security Global Investors	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Rydex | SGI VT Global (1)		Security Global Investors	Security Global Investors, LLC
Rydex | SGI VT International Long Short Select (1)(5)		Security Global Investors	Security Global Investors, LLC
Rydex | SGI VT Large Cap Value (1)(7)		Security Global Investors
Rydex | SGI VT Managed Futures Strategy (1)		Security Global Investors
Rydex | SGI VT Mid Cap Growth (1)(8)		Security Global Investors
Rydex | SGI VT Mid Cap Value (1)(7)		Security Global Investors
Rydex | SGI VT Multi-Hedge Strategies (1)		Security Global Investors
Rydex | SGI VT Small Cap Value (1)		Security Global Investors
Rydex | SGI VT U.S. Long Short Momentum (1)(3)		Security Global Investors
Rydex VT Banking		Security Global Investors
Rydex VT Basic Materials		Security Global Investors
Rydex VT Biotechnology		Security Global Investors
Rydex VT Commodities Strategy		Security Global Investors

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VT Consumer Products	Security Global Investors
Rydex VT Dow 2x Strategy	Security Global Investors
Rydex VT Electronics	Security Global Investors
Rydex VT Energy	Security Global Investors
Rydex VT Energy Services	Security Global Investors
Rydex VT Europe 1.25x Strategy	Security Global Investors
Rydex VT Financial Services (8)	Security Global Investors
Rydex VT Government Long Bond 1.2x Strategy	Security Global Investors
Rydex VT Health Care	Security Global Investors
Rydex VT Internet	Security Global Investors
Rydex VT Inverse Dow 2x Strategy	Security Global Investors
Rydex VT Inverse Government Long Bond Strategy (8)	Security Global Investors
Rydex VT Inverse Mid-Cap Strategy (8)	Security Global Investors
Rydex VT Inverse NASDAQ-100 Strategy (8)	Security Global Investors
Rydex VT Inverse Russell 2000 Strategy	Security Global Investors
Rydex VT Inverse S&P 500 Strategy	Security Global Investors
Rydex VT Japan 2x Strategy (8)	Security Global Investors
Rydex VT Leisure (7)	Security Global Investors
Rydex VT Mid-Cap 1.5x Strategy	Security Global Investors
Rydex VT NASDAQ-100	Security Global Investors
Rydex VT NASDAQ-100 2x Strategy (8)	Security Global Investors
Rydex VT Nova	Security Global Investors
Rydex VT Precious Metals	Security Global Investors
Rydex VT Real Estate	Security Global Investors
Rydex VT Retailing	Security Global Investors
Rydex VT Russell 2000 1.5x Strategy	Security Global Investors
Rydex VT Russell 2000 2x Strategy (8)	Security Global Investors
Rydex VT S&P 500 2x Strategy	Security Global Investors
Rydex VT S&P 500 Pure Growth	Security Global Investors
Rydex VT S&P 500 Pure Value	Security Global Investors
Rydex VT S&P MidCap 400 Pure Growth	Security Global Investors
Rydex VT S&P MidCap 400 Pure Value (8)	Security Global Investors

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VT S&P SmallCap 600 Pure Growth (8)		Security Global Investors
Rydex VT S&P SmallCap 600 Pure Value		Security Global Investors
Rydex VT Strengthening Dollar 2x Strategy		Security Global Investors
Rydex VT Technology		Security Global Investors
Rydex VT Telecommunications		Security Global Investors
Rydex VT Transportation		Security Global Investors
Rydex VT U.S. Government Money Market		Security Global Investors
Rydex VT Utilities		Security Global Investors
Rydex VT Weakening Dollar 2x Strategy (6)		Security Global Investors
Templeton Developing Markets Securities	2	Templeton Asset Management Ltd. (SG)
Templeton Foreign Securities	2	Templeton Investment Counsel, LLC
Wells Fargo Advantage Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.

(1)
Effective May 1, 2010, the SBL Fund and its respective series are marketed with the name “Rydex | SGI.”  Although SBL Fund’s legal name did not change, it and its series are marketed with the name Rydex | SGI.  In addition, certain of the Rydex Variable Trust series are marketed with the name Rydex | SGI.

(2)
Prior to May 1, 2010, these subaccounts were AIM V.I. Capital Appreciation, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity,  Rydex CLS AdvisorOne Amerigo, Rydex CLS AdvisorOne Clermont, and Rydex CLS AdvisorOne Berolina, respectively.

(3)	Prior to May 28, 2010, this subaccount was Rydex | SGI VT All-Cap Opportunity.
(4)	Prior to June 1, 2010, this subaccount was Van Kampen LIT Government.
(5)	Prior to June 7, 2010, this subaccount was Rydex | SGI VT International Opportunity.
(6)	This subaccount was available for investment in 2010 and in prior years, however there was only activity in 2009.
(7)	This subaccount was available for investment in 2009, however there was no activity until 2010.
(8)	A statement of net assets is not presented for this subaccount as there were no net assets and no units outstanding as of December 31, 2010.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Global Investors (SGI), a company controlled by Security Benefit Corporation.  As disclosed in the above table, SGI serves as investment adviser for certain of the mutual funds.

During 2010, Rydex VT Multi-Cap Core Equity liquidated.  Pursuant to the plan of reorganization approved by the Rydex VT Multi-Cap Core Equity shareholders, Rydex | SGI VT Money Market acquired all of the net assets of Rydex VT Multi-Cap Core Equity on the close of business on April 23, 2010.  At close of business on April 23, 2010, there were no assets to transfer.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

On February 15, 2010, Security Benefit Mutual Holding Company (SBMHC) entered into a purchase and sale agreement with Guggenheim SBC Holdings, LLC (GSBCH) to sell all of the outstanding capital stock of SBC. Effective July 30, 2010, SBC was sold to GSBCH, referred to herein as the “Transaction”.  At the time of the Transaction, SBMHC was demutualized and then dissolved.

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2010 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

Direxion Dynamic VP HY Bond	$928,517	$1,353,293
Dreyfus VIF International Value	1,004	17,970
Federated Fund for U.S. Government Securities II	23,568	197,975
Federated High Income Bond II	244,933	190,272
Fidelity VIP Contrafund	75,011	113,998
Fidelity VIP Growth Opportunities	42,989	7,596
Fidelity VIP Index 500	86,932	76,477
Fidelity VIP Investment Grade Bond	197,810	275,264
Franklin Small-Mid Cap Growth Securities	17,543	14,126
Invesco V.I. Capital Appreciation	4,097	-
Invesco V.I. International Growth	38,878	64,760
Invesco V.I. Mid Cap Core Equity	45,507	82,129
Neuberger Berman AMT Guardian	4,034	98

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Neuberger Berman AMT Partners	$5,438	$89,450
Oppenheimer Main Street Small Cap Fund/VA	58,216	52,654
PIMCO VIT High Yield	60,719	36,456
PIMCO VIT Low Duration	74,860	114,527
PIMCO VIT Real Return	51,512	222,878
PIMCO VIT Total Return	135,587	224,869
Rydex | SGI VT All-Asset Aggressive Strategy	168	225
Rydex | SGI VT All-Asset Conservative Strategy	616	48
Rydex | SGI VT Alternative Strategies Allocation	65,737	27,297
Rydex | SGI VT CLS AdvisorOne Amerigo	297,093	359,805
Rydex | SGI VT CLS AdvisorOne Clermont	290,284	145,797
Rydex | SGI VT CLS AdvisorOne Select Allocation	148,086	94,554
Rydex | SGI VT Global	28,221	27,298
Rydex | SGI VT International Long Short Select	28,816	75,139
Rydex | SGI VT Large Cap Value	31,648	12,760
Rydex | SGI VT Managed Futures Strategy	6,742	12,459
Rydex | SGI VT Mid Cap Growth	5	6,858
Rydex | SGI VT Mid Cap Value	13,964	13,268
Rydex | SGI VT Multi-Hedge Strategies	36,264	47,706
Rydex | SGI VT Small Cap Value	55,587	39,152
Rydex | SGI VT U.S. Long Short Momentum	1,365	75
Rydex VT Banking	305,444	308,890
Rydex VT Basic Materials	503,489	464,012
Rydex VT Biotechnology	373,462	366,092
Rydex VT Commodities Strategy	38,387	63,605
Rydex VT Consumer Products	348,380	321,943
Rydex VT Dow 2x Strategy	1,921,585	1,965,908
Rydex VT Electronics	260,544	253,212
Rydex VT Energy	439,768	376,678
Rydex VT Energy Services	363,619	364,578
Rydex VT Europe 1.25x Strategy	538,832	598,337
Rydex VT Financial Services	58,827	53,601
Rydex VT Government Long Bond 1.2x Strategy	1,986,096	1,996,401
Rydex VT Health Care	353,296	392,516
Rydex VT Internet	88,842	87,209
Rydex VT Inverse Dow 2x Strategy	1,588,355	1,588,075

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Rydex VT Inverse Government Long Bond Strategy	$75,824	$75,247
Rydex VT Inverse Mid-Cap Strategy	160,819	156,371
Rydex VT Inverse NASDAQ-100 Strategy	563,960	557,252
Rydex VT Inverse Russell 2000 Strategy	3,042,322	3,081,228
Rydex VT Inverse S&P 500 Strategy	128,148	110,846
Rydex VT Japan 2x Strategy	75,602	81,360
Rydex VT Leisure	57,658	49,831
Rydex VT Mid-Cap 1.5x Strategy	535,909	523,474
Rydex VT NASDAQ-100	3,562,130	3,582,149
Rydex VT NASDAQ-100 2x Strategy	96,024	113,959
Rydex VT Nova	165,270	344,861
Rydex VT Precious Metals	799,963	691,895
Rydex VT Real Estate	292,983	310,299
Rydex VT Retailing	256,879	249,340
Rydex VT Russell 2000 1.5x Strategy	956,181	943,813
Rydex VT Russell 2000 2x Strategy	36,393	35,063
Rydex VT S&P 500 2x Strategy	43,089	45,007
Rydex VT S&P 500 Pure Growth	120,066	45,338
Rydex VT S&P 500 Pure Value	127,460	47,638
Rydex VT S&P MidCap 400 Pure Growth	21,789	17,528
Rydex VT S&P MidCap 400 Pure Value	99,398	97,773
Rydex VT S&P SmallCap 600 Pure Growth	-	15,253
Rydex VT S&P SmallCap 600 Pure Value	45,461	55,888
Rydex VT Strengthening Dollar 2x Strategy	255,001	233,720
Rydex VT Technology	327,857	401,395
Rydex VT Telecommunications	61,040	59,866
Rydex VT Transportation	479,998	461,983
Rydex VT U.S. Government Money Market	4,379,245	5,447,187
Rydex VT Utilities	380,832	389,291
Templeton Developing Markets Securities	261,437	125,318
Templeton Foreign Securities	168,616	49,042
Wells Fargo Advantage Opportunity VT	69,941	70,098

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC).

Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Adopted Accounting Standards

On January 21, 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements, which amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, and requires additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose (i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, (ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

transfers in) as well as the reason(s) for the transfer, and (iii) purchases, sales, issuances, and settlements on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Account adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•    Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•    Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•    Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2010, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2010.  The Account had no financial liabilities as of December 31, 2010.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 0.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge. A 1 year contract is assessed a mortality and expense risk fee of 0.20% annually.  Regardless if it is a 5 year contract or a 1 year contract, once a contract annuitizes, the mortality and expense risk charge increases to an annual rate of 0.30% of the average daily net assets. Currently, there are no policies in the annuitization stage.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value.  The amount of this charge is equal to 0.25%.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Contingent Deferred Sales Charge (CDSC): For a 5 year contract, SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% for units withdrawn in the first five years of the contract. For a 0 year contract, SBL does not deduct any CDSC throughout the life of the contract.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.25% of the contract value.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

	2010			2009
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Direxion Dynamic VP HY Bond	284,699	(335,943)	(51,244)	869,447	(987,394)	(117,947)
Dreyfus VIF International Value	159	(2,435)	(2,276)	2,785	(1,610)	1,175
Federated Fund for U.S. Government Securities II	1,655	(18,172)	(16,517)	32,034	(20,852)	11,182
Federated High Income Bond II	44,614	(40,277)	4,337	17,869	(5,922)	11,947
Fidelity VIP Contrafund	9,640	(13,496)	(3,856)	4,062	(13,173)	(9,111)
Fidelity VIP Growth Opportunities	5,837	(1,062)	4,775	5,194	(4,229)	965
Fidelity VIP Index 500	11,610	(9,810)	1,800	19,201	(12,663)	6,538
Fidelity VIP Investment Grade Bond	19,024	(26,262)	(7,238)	53,410	(32,617)	20,793
Franklin Small-Mid Cap Growth Securities	1,171	(924)	247	764	(164)	600
Invesco V.I. Capital Appreciation	525	-	525	3,855	(4,619)	(764)
Invesco V.I. International Growth	4,723	(7,766)	(3,043)	8,878	(14,895)	(6,017)
Invesco V.I. Mid Cap Core Equity	5,240	(8,620)	(3,380)	5,653	(6,164)	(511)
Neuberger Berman AMT Guardian	479	(11)	468	473	(3,217)	(2,744)
Neuberger Berman AMT Partners	873	(11,733)	(10,860)	4,633	(7,518)	(2,885)
Oppenheimer Main Street Small Cap Fund/VA	7,820	(7,675)	145	2,380	(4,682)	(2,302)
PIMCO VIT High Yield	4,088	(2,493)	1,595	3,030	(2,071)	959
PIMCO VIT Low Duration	6,943	(10,138)	(3,195)	14,998	(22,924)	(7,926)
PIMCO VIT Real Return	5,259	(19,856)	(14,597)	22,614	(18,298)	4,316
PIMCO VIT Total Return	10,387	(19,140)	(8,753)	86,458	(37,865)	48,593
Rydex | SGI VT All-Asset Aggressive Strategy	78	(20)	58	692	(635)	57
Rydex | SGI VT All-Asset Conservative Strategy	73	(10)	63	83	(2)	81
Rydex | SGI VT Alternative Strategies Allocation	7,232	(3,107)	4,125	-	-	-
Rydex | SGI VT CLS AdvisorOne Amerigo	41,580	(44,677)	(3,097)	45,709	(80,144)	(34,435)
Rydex | SGI VT CLS AdvisorOne Clermont	35,379	(17,471)	17,908	48,810	(17,911)	30,899
Rydex | SGI VT CLS AdvisorOne Select Allocation	18,197	(11,032)	7,165	13,687	(19,751)	(6,064)
Rydex | SGI VT Global	4,155	(3,772)	383	1,909	(4,792)	(2,883)
Rydex | SGI VT International Long Short Select	2,326	(6,202)	(3,876)	4,101	(107)	3,994
Rydex | SGI VT Large Cap Value	2,414	(1,039)	1,375	-	-	-
Rydex | SGI VT Managed Futures Strategy	1,293	(1,881)	(588)	17,790	(16,323)	1,467
Rydex | SGI VT Mid Cap Growth	2	(456)	(454)	454	-	454
Rydex | SGI VT Mid Cap Value	910	(846)	64	-	-	-
Rydex | SGI VT Multi-Hedge Strategies	6,364	(7,812)	(1,448)	33,223	(26,849)	6,374
Rydex | SGI VT Small Cap Value	5,703	(3,996)	1,707	3,003	(1,063)	1,940
Rydex | SGI VT U.S. Long Short Momentum	184	(22)	162	402	(781)	(379)
Rydex VT Banking	77,913	(77,787)	126	73,577	(69,408)	4,169
Rydex VT Basic Materials	51,569	(49,535)	2,034	52,096	(40,781)	11,315
Rydex VT Biotechnology	39,028	(38,754)	274	23,983	(29,062)	(5,079)
Rydex VT Commodities Strategy	6,438	(9,440)	(3,002)	12,761	(15,922)	(3,161)
Rydex VT Consumer Products	37,353	(34,351)	3,002	13,845	(7,111)	6,734

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2010			2009
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VT Dow 2x Strategy	398,102	(406,216)	(8,114)	330,780	(316,111)	14,669
Rydex VT Electronics	37,666	(39,519)	(1,853)	43,993	(30,146)	13,847
Rydex VT Energy	48,696	(43,325)	5,371	52,770	(50,960)	1,810
Rydex VT Energy Services	42,213	(42,506)	(293)	12,298	(11,264)	1,034
Rydex VT Europe 1.25x Strategy	110,511	(121,911)	(11,400)	124,253	(110,307)	13,946
Rydex VT Financial Services	11,902	(11,902)	-	15,067	(17,813)	(2,746)
Rydex VT Government Long Bond 1.2x Strategy	264,969	(266,444)	(1,475)	448,318	(454,178)	(5,860)
Rydex VT Health Care	45,672	(50,381)	(4,709)	23,005	(19,598)	3,407
Rydex VT Internet	10,661	(10,555)	106	8,334	(3,907)	4,427
Rydex VT Inverse Dow 2x Strategy	247,339	(247,339)	-	99,162	(99,333)	(171)
Rydex VT Inverse Government Long Bond Strategy	11,698	(11,698)	-	26,335	(27,518)	(1,183)
Rydex VT Inverse Mid-Cap Strategy	21,986	(21,986)	-	7,512	(7,512)	-
Rydex VT Inverse NASDAQ-100 Strategy	81,142	(81,142)	-	68,960	(69,618)	(658)
Rydex VT Inverse Russell 2000 Strategy	430,668	(435,696)	(5,028)	178,619	(166,340)	12,279
Rydex VT Inverse S&P 500 Strategy	15,600	(13,566)	2,034	14,498	(12,676)	1,822
Rydex VT Japan 2x Strategy	11,942	(12,767)	(825)	10,770	(11,220)	(450)
Rydex VT Leisure	9,006	(8,247)	759	-	-	-
Rydex VT Mid-Cap 1.5x Strategy	82,819	(81,582)	1,237	36,894	(33,470)	3,424
Rydex VT NASDAQ-100	408,863	(410,345)	(1,482)	259,121	(255,409)	3,712
Rydex VT NASDAQ-100 2x Strategy	14,913	(16,626)	(1,713)	20,209	(19,617)	592
Rydex VT Nova	31,324	(62,626)	(31,302)	137,496	(105,950)	31,546
Rydex VT Precious Metals	77,001	(67,691)	9,310	51,583	(61,676)	(10,093)
Rydex VT Real Estate	53,797	(56,893)	(3,096)	59,799	(46,229)	13,570
Rydex VT Retailing	33,655	(32,624)	1,031	10,637	(10,637)	-
Rydex VT Russell 2000 1.5x Strategy	167,494	(165,882)	1,612	136,378	(130,595)	5,783
Rydex VT Russell 2000 2x Strategy	8,412	(8,412)	-	457	(1,057)	(600)
Rydex VT S&P 500 2x Strategy	10,770	(11,407)	(637)	18,894	(18,783)	111
Rydex VT S&P 500 Pure Growth	14,320	(4,804)	9,516	23,408	(23,570)	(162)
Rydex VT S&P 500 Pure Value	18,231	(6,671)	11,560	33,300	(33,725)	(425)
Rydex VT S&P MidCap 400 Pure Growth	2,056	(1,901)	155	12,757	(20,171)	(7,414)
Rydex VT S&P MidCap 400 Pure Value	12,708	(13,760)	(1,052)	1,226	(1,288)	(62)
Rydex VT S&P SmallCap 600 Pure Growth	13	(1,761)	(1,748)	13,046	(13,029)	17
Rydex VT S&P SmallCap 600 Pure Value	6,721	(8,530)	(1,809)	25,095	(22,754)	2,341
Rydex VT Strengthening Dollar 2x Strategy	35,698	(32,928)	2,770	8,941	(9,937)	(996)
Rydex VT Technology	41,783	(50,585)	(8,802)	32,103	(20,679)	11,424
Rydex VT Telecommunications	8,954	(8,851)	103	10,578	(12,121)	(1,543)
Rydex VT Transportation	66,106	(63,040)	3,066	22,551	(24,505)	(1,954)
Rydex VT U.S. Government Money Market	780,225	(888,995)	(108,770)	1,386,725	(1,645,942)	(259,217)
Rydex VT Utilities	49,063	(49,889)	(826)	37,388	(34,760)	2,628
Templeton Developing Markets Securities	14,894	(7,519)	7,375	7,447	(2,959)	4,488
Templeton Foreign Securities	12,086	(3,575)	8,511	227	-	227
Wells Fargo Advantage Opportunity VT	8,689	(9,070)	(381)	2,838	(2)	2,836

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return.  Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the four years in the period ended December 31, 2010 follows:

Subaccount	2010	2009	2008	2007

Direxion Dynamic VP HY Bond
Units	15,557	66,801	184,748	97
Unit value	$8.71-$8.78	$8.67-$8.72	$8.17-$8.21	$9.40-$9.42
Net assets	$136,148	$579,797	$1,511,068	$907
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	3.88%	0.35%	1.63%	348.15%
Total return***	0.46%-0.69%	6.12%-6.21%	(13.09)%-(12.85)%	(6.00)%-(5.80)%

Dreyfus VIF International Value
Units	399	2,675	1,500	2,416
Unit value	$7.72-$7.78	$7.66-$7.71	$6.07-$6.10	$10.05-$10.07
Net assets	$3,070	$20,515	$9,099	$24,281
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.29%	2.52%	3.06%	-%
Total return***	0.78%-0.91%	26.19%-26.39%	(39.60)%-(39.42)%	0.50%-0.70%

Federated Fund for U.S. Government Securities II
Units	11,285	27,802	16,620	703
Unit value	$10.67-$10.76	$10.51-$10.57	$10.34-$10.38	$10.26-$10.28
Net assets	$121,020	$292,493	$171,815	$7,223
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	6.45%	6.93%	0.39%	0.03%
Total return***	1.52%-1.80%	1.64%-1.83%	0.78%-0.97%	2.60%-2.80%

Federated High Income Bond II
Units	30,906	26,569	14,622	8,545
Unit value	$11.53-$11.62	$10.43-$10.49	$7.08-$7.11	$9.92-$9.94
Net assets	$358,647	$278,386	$103,799	$84,854
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	3.53%	6.84%	10.01%	-%
Total return***	10.55%-10.77%	47.32%-47.54%	(28.63)%-(28.47)%	(0.80)%-(0.60)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Fidelity VIP Contrafund
Units	16,856	20,712	29,823	14,962
Unit value	$9.13-$9.20	$8.08-$8.13	$6.18-$6.20	$11.15-$11.18
Net assets	$154,700	$167,980	$184,490	$166,998
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.90%	0.99%	1.20%	1.37%
Total return***	13.00%-13.16%	30.74%-31.13%	(44.57)%-(44.54)%	11.50%-11.80%

Fidelity VIP Growth Opportunities
Units	5,740	965	-	1,473
Unit value****	$8.36-$8.43	$7.01-$7.05	$4.99-$5.01	$11.50-$11.53
Net assets	$48,384	$6,745	$-	$16,948
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	0.40%	-%	-%
Total return***	19.26%-19.57%	40.48%-40.72%	(56.61)%-(56.55)%	15.00%-15.30%

Fidelity VIP Index 500
Units	11,884	10,084	3,546	1,516
Unit value	$8.27-$8.33	$7.46-$7.50	$6.11-$6.14	$10.07-$10.09
Net assets	$98,648	$75,343	$21,668	$15,270
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.82%	2.93%	3.17%	3.45%
Total return***	10.86%-11.07%	22.09%-22.15%	(39.32)%-(39.15)%	0.70%-0.90%

Fidelity VIP Investment Grade Bond
Units	27,450	34,688	13,895	5,873
Unit value	$10.87-$10.96	$10.46-$10.52	$9.38-$9.42	$10.06-$10.08
Net assets	$299,297	$363,569	$130,536	$59,114
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	3.54%	6.99%	5.15%	0.10%
Total return***	3.92%-4.18%	11.51%-11.68%	(6.76)%-(6.55)%	0.60%-0.80%

Franklin Small-Mid Cap Growth Securities(1)
Units	847	600	-	-
Unit value****	$17.75-$17.83	$14.40-$14.43	$10.38-$10.38	$-
Net assets	$15,040	$8,634	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	-%
Investment income ratio**	-%	-%	-%	-%
Total return***	23.26%-23.56%	38.73%-39.02%	3.80%-3.80%	-%

Invesco V.I. Capital Appreciation
Units	525	-	764	-
Unit value****	$7.74-$7.80	$6.94-$6.98	$5.93-$5.96	$10.68-$10.70
Net assets	$4,097	$-	$4,538	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	11.53%-11.75%	17.03%-17.11%	(44.48)%-(44.30)%	6.80%-7.00%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Invesco V.I. International Growth
Units	11,414	14,457	20,474	11,602
Unit value	$9.07-$9.14	$8.33-$8.38	$6.39-$6.42	$11.13-$11.15
Net assets	$103,828	$120,787	$131,049	$129,221
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.60%	1.33%	0.56%	0.73%
Total return***	8.88%-9.07%	30.36%-30.53%	(42.59)%-(42.42)%	11.30%-11.50%

Invesco V.I. Mid Cap Core Equity
Units	10,517	13,897	14,408	8,374
Unit value	$9.92-$10.00	$9.03-$9.08	$7.20-$7.22	$10.44-$10.46
Net assets	$104,941	$125,935	$103,968	$87,541
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.33%	1.00%	1.87%	0.09%
Total return***	9.86%-10.13%	25.42%-25.76%	(31.03)%-(30.98)%	4.40%-4.60%

Invesco Van Kampen V.I. Government
Units	-	-	6,316	4,296
Unit value****	$10.01-$10.09	$9.88-$9.94	$10.14-$10.18	$10.34-$10.36
Net assets	$-	$-	$64,057	$44,437
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	6.73%	3.36%	-%
Total return***	1.32%-1.51%	(2.56)%-(2.36)%	(1.93)%-(1.74)%	3.40%-3.60%

Neuberger Berman AMT Guardian
Units	577	109	2,853	725
Unit value	$8.91-$8.98	$7.75-$7.79	$6.18-$6.21	$10.20-$10.22
Net assets	$5,177	$845	$17,657	$7,404
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.10%	0.09%	1.42%	0.13%
Total return***	14.97%-15.28%	25.40%-25.44%	(39.41)%-(39.24)%	2.00%-2.20%

Neuberger Berman AMT Partners
Units	1,916	12,776	15,661	6,005
Unit value	$8.29-$8.36	$7.42-$7.47	$4.92-$4.94	$10.70-$10.72
Net assets	$15,957	$95,242	$77,305	$64,334
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.18%	2.94%	1.14%	1.01%
Total return***	11.73%-11.91%	50.81%-51.21%	(54.02)%-(53.92)%	7.00%-7.20%

Oppenheimer Main Street Small Cap Fund/VA
Units	1,048	903	3,205	5,128
Unit value	$8.79-$8.86	$7.39-$7.44	$5.59-$5.61	$9.33-$9.35
Net assets	$9,224	$6,658	$17,916	$47,910
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.34%	1.14%	0.32%	-%
Total return***	18.94%-19.09%	32.20%-32.62%	(40.09)%-(40.00)%	(6.70)%-(6.50)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

PIMCO VIT High Yield(1)
Units	3,148	1,553	594	-
Unit value	$14.80-$14.86	$13.40-$13.43	$9.90-$9.90	$-
Net assets	$46,741	$20,842	$5,883	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	-%
Investment income ratio**	5.69%	13.68%	2.03%	-%
Total return***	10.45%-10.65%	35.35%-35.66%	(1.00)%-(1.00)%	-%

PIMCO VIT Low Duration
Units	12,082	15,277	23,203	9,648
Unit value	$11.12-$11.20	$10.93-$10.99	$9.98-$10.02	$10.38-$10.40
Net assets	$134,289	$166,988	$231,698	$100,172
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.88%	2.84%	4.02%	2.98%
Total return***	1.74%-1.91%	9.52%-9.68%	(3.85)%-(3.65)%	3.80%-4.00%

PIMCO VIT Real Return
Units	5,554	20,151	15,835	1,672
Unit value	$11.57-$11.66	$11.08-$11.15	$9.69-$9.73	$10.79-$10.81
Net assets	$64,218	$223,558	$153,439	$18,058
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.62%	3.64%	7.43%	0.73%
Total return***	4.42%-4.57%	14.34%-14.59%	(10.19)%-(9.99)%	7.90%-8.10%

PIMCO VIT Total Return
Units	70,165	78,918	30,325	3,115
Unit value	$12.27-$12.36	$11.74-$11.81	$10.66-$10.70	$10.53-$10.55
Net assets	$862,087	$927,793	$323,759	$32,809
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	2.49%	5.01%	9.22%	2.17%
Total return***	4.51%-4.66%	10.13%-10.37%	1.23%-1.42%	5.30%-5.50%

Rydex | SGI VT All-Asset Aggressive Strategy
Units	2,616	2,558	2,501	2,444
Unit value	$9.17-$9.25	$8.45-$8.50	$7.39-$7.42	$10.21-$10.23
Net assets	$24,194	$21,754	$18,564	$25,000
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.73%	-%	1.10%	-%
Total return***	8.52%-8.82%	14.34%-14.56%	(27.62)%-(27.47)%	2.10%-2.30%

Rydex | SGI VT All-Asset Conservative Strategy
Units	144	81	-	-
Unit value****	$9.34-$9.42	$9.00-$9.06	$8.87-$8.91	$10.30-$10.32
Net assets	$1,344	$727	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	2.99%	-%	-%	-%
Total return***	3.78%-3.97%	1.47%-1.68%	(13.88)%-(13.66)%	3.00%-3.20%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Rydex | SGI VT All-Asset Moderate Strategy
Units	-	-	-	-
Unit value****	$9.21-$9.28	$8.84-$8.89	$8.18-$8.21	$10.27-$10.29
Net assets	$-	$-	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	4.19%-4.39%	8.07%-8.28%	(20.35)%-(20.21)%	2.70%-2.90%

Rydex | SGI VT Alternative Strategies Allocation(1)
Units	4,125	-	-	-
Unit value****	$9.04-$9.08	$9.41-$9.43	$9.66-$9.66	$-
Net assets	$37,385	$-	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	-%
Investment income ratio**	0.48%	-%	-%	-%
Total return***	(3.93)%-(3.71)%	(2.59)%-(2.38)%	(3.40)%-(3.40)%	-%

Rydex | SGI VT CLS AdvisorOne Amerigo
Units	179,122	182,219	216,654	114,865
Unit value	$8.93-$9.00	$8.03-$8.08	$5.96-$5.99	$10.84-$10.86
Net assets	$1,609,864	$1,470,260	$1,295,647	$1,247,141
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.10%	0.55%	0.52%	0.65%
Total return***	11.21%-11.39%	34.73%-34.89%	(45.02)%-(44.84)%	8.40%-8.60%

Rydex | SGI VT CLS AdvisorOne Clermont
Units	82,977	65,069	34,170	14,590
Unit value	$8.76-$8.83	$8.17-$8.22	$6.90-$6.92	$10.21-$10.23
Net assets	$730,129	$533,328	$236,116	$149,028
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	2.01%	2.78%	1.68%	2.98%
Total return***	7.22%-7.42%	18.41%-18.79%	(32.42)%-(32.36)%	2.10%-2.30%

Rydex | SGI VT CLS AdvisorOne Select Allocation
Units	47,053	39,888	45,952	18,669
Unit value	$8.93-$9.00	$8.12-$8.17	$6.19-$6.22	$11.08-$11.10
Net assets	$422,030	$325,094	$285,085	$207,003
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.96%	2.36%	2.40%	-%
Total return***	9.98%-10.16%	31.18%-31.35%	(44.13)%-(43.96)%	10.80%-11.00%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Rydex | SGI VT Global
Units	8,180	7,797	10,680	7,939
Unit value	$8.07-$8.14	$7.22-$7.27	$6.25-$6.27	$10.49-$10.51
Net assets	$66,318	$56,520	$66,813	$83,391
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	11.77%-11.97%	15.52%-15.95%	(40.42)%-(40.34)%	4.90%-5.10%

Rydex | SGI VT International Long Short Select(1)
Units	118	3,994	-	-
Unit value****	$12.49-$12.54	$13.06-$13.09	$10.41-$10.41	$-
Net assets	$1,475	$52,154	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	-%
Investment income ratio**	0.05%	0.78%	-%	-%
Total return***	(4.36)%-(4.20)%	25.46%-25.74%	4.10%-4.10%	-%

Rydex | SGI VT Large Cap Value(1)
Units	1,375	-	-	-
Unit value****	$14.10-$14.16	$12.56-$12.59	$10.28-$10.28	$-
Net assets	$19,383	$-	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	-%
Investment income ratio**	-%	-%	-%	-%
Total return***	12.26%-12.47%	22.18%-22.47%	2.80%-2.80%	-%

Rydex | SGI VT Managed Futures Strategy(1)
Units	2,869	3,457	1,990	-
Unit value	$8.27-$8.31	$8.88-$8.90	$9.57-$9.57	$-
Net assets	$23,807	$30,782	$19,039	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	-%
Investment income ratio**	-%	-%	-%	-%
Total return***	(6.87)%-(6.63)%	(7.21)%-(7.00)%	(4.30)%-(4.30)%	-%

Rydex | SGI VT Mid Cap Growth(1)
Units	-	454	-	-
Unit value****	$17.50-$17.58	$14.59-$14.62	$10.49-$10.49	$-
Net assets	$-	$6,619	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	-%
Investment income ratio**	-%	-%	-%	-%
Total return***	19.95%-20.25%	39.08%-39.37%	4.90%-4.90%	-%

Rydex | SGI VT Mid Cap Value(1)
Units	64	-	-	-
Unit value****	$17.55-$17.63	$15.42-$15.46	$11.09-$11.09	$-
Net assets	$1,130	$-	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	-%
Investment income ratio**	-%	-%	-%	-%
Total return***	13.81%-14.04%	39.04%-39.40%	10.90%-10.90%	-%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Rydex | SGI VT Multi-Hedge Strategies
Units	8,602	10,050	3,676	-
Unit value****	$7.56-$7.62	$7.37-$7.41	$7.88-$7.91	$10.04-$10.06
Net assets	$65,351	$74,149	$29,033	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	1.58%	1.13%	-%
Total return***	2.58%-2.83%	(6.47)%-(6.32)%	(21.51)%-(21.37)%	0.40%-0.60%

Rydex | SGI VT Small Cap Value
Units	5,501	3,794	1,854	1,192
Unit value	$11.34-$11.43	$9.63-$9.69	$6.39-$6.42	$10.77-$10.79
Net assets	$62,791	$36,695	$11,871	$12,851
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	17.76%-17.96%	50.70%-50.93%	(40.67)%-(40.50)%	7.70%-7.90%

Rydex | SGI VT U.S. Long Short Momentum
Units	272	110	489	165
Unit value	$8.90-$8.97	$8.28-$8.33	$6.74-$6.76	$11.76-$11.78
Net assets	$2,417	$906	$3,294	$1,946
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	0.03%	-%	-%
Total return***	7.49%-7.68%	22.85%-23.22%	(42.69)%-(42.61)%	17.60%-17.80%

Rydex VT Banking
Units	6,210	6,084	1,915	-
Unit value****	$4.11-$4.14	$3.76-$3.78	$4.03-$4.05	$7.09-$7.11
Net assets	$25,515	$22,862	$7,711	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.55%	2.84%	1.05%	-%
Total return***	9.31%-9.52%	(6.70)%-(6.67)%	(43.16)%-(43.04)%	(29.10)%-(28.90)%

Rydex VT Basic Materials
Units	18,094	16,060	4,745	3,787
Unit value	$12.36-$12.46	$10.10-$10.16	$6.73-$6.75	$12.75-$12.77
Net assets	$224,196	$162,665	$31,922	$48,278
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.39%	0.30%	0.26%	0.23%
Total return***	22.38%-22.64%	50.07%-50.52%	(47.22)%-(47.14)%	27.50%-27.70%

Rydex VT Biotechnology
Units	274	-	5,079	222
Unit value****	$9.99-$10.07	$9.34-$9.40	$8.17-$8.20	$9.59-$9.60
Net assets	$2,733	$-	$41,512	$2,128
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	6.96%-7.13%	14.32%-14.63%	(14.81)%-(14.58)%	(4.10)%-(4.00)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Rydex VT Commodities Strategy
Units	1,267	4,269	7,430	4,030
Unit value	$7.63-$7.70	$7.31-$7.36	$6.78-$6.81	$13.78-$13.80
Net assets	$9,690	$31,219	$50,397	$55,533
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	2.04%	1.00%	-%
Total return***	4.38%-4.62%	7.82%-8.08%	(50.80)%-(50.65)%	37.80%-38.00%

Rydex VT Consumer Products
Units	10,844	7,842	1,108	305
Unit value	$10.27-$10.35	$9.06-$9.11	$7.87-$7.91	$10.64-$10.66
Net assets	$111,512	$71,055	$8,730	$3,247
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.50%	2.72%	0.11%	3.38%
Total return***	13.36%-13.61%	15.12%-15.17%	(26.03)%-(25.80)%	6.40%-6.60%

Rydex VT Dow 2x Strategy
Units	15,351	23,465	8,796	3,637
Unit value	$6.07-$6.12	$5.04-$5.07	$3.81-$3.83	$10.31-$10.33
Net assets	$93,078	$118,472	$33,597	$37,494
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.38%	-%	1.37%	2.78%
Total return***	20.44%-20.71%	32.28%-32.38%	(63.05)%-(62.92)%	3.10%-3.30%

Rydex VT Electronics
Units	12,641	14,494	647	-
Unit value****	$7.69-$7.75	$7.26-$7.31	$4.38-$4.39	$9.08-$9.09
Net assets	$97,214	$105,289	$2,839	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	5.92%-6.02%	65.75%-66.51%	(51.76)%-(51.71)%	(9.20)%-(9.10)%

Rydex VT Energy
Units	10,944	5,573	3,763	340
Unit value	$10.87-$10.96	$9.45-$9.51	$7.06-$7.09	$13.55-$13.57
Net assets	$119,270	$52,861	$26,624	$4,610
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.31%	-%	-%	-%
Total return***	15.03%-15.25%	33.85%-34.13%	(47.90)%-(47.75)%	35.50%-35.70%

Rydex VT Energy Services
Units	2,553	2,846	1,812	3,886
Unit value	$11.06-$11.15	$9.08-$9.14	$5.79-$5.81	$14.13-$14.16
Net assets	$28,211	$25,871	$10,487	$54,907
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	21.81%-21.99%	56.82%-57.31%	(59.02)%-(58.97)%	41.30%-41.60%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Rydex VT Europe 1.25x Strategy
Units	6,924	18,324	4,378	1,781
Unit value	$5.37-$5.42	$6.23-$6.27	$4.76-$4.77	$10.90-$10.93
Net assets	$37,190	$114,465	$20,827	$19,415
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.17%	4.96%	0.25%	14.99%
Total return***	(13.80)%-(13.56)%	30.88%-31.45%	(56.33)%-(56.36)%	9.00%-9.30%

Rydex VT Financial Services
Units	-	-	2,746	275
Unit value****	$4.96-$5.00	$4.49-$4.52	$3.89-$3.90	$7.74-$7.75
Net assets	$-	$-	$10,652	$2,126
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	5.02%
Total return***	10.47%-10.62%	15.42%-15.90%	(49.74)%-(49.68)%	(22.60)%-(22.50)%

Rydex VT Government Long Bond 1.2x Strategy
Units	1,080	2,555	8,415	1,969
Unit value	$10.55-$10.63	$9.92-$9.98	$14.99-$15.05	$10.71-$10.73
Net assets	$11,342	$25,378	$126,513	$21,104
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	22.30%	8.60%	7.21%	7.55%
Total return***	6.35%-6.51%	(33.82)%-(33.69)%	39.96%-40.26%	7.10%-7.30%

Rydex VT Health Care
Units	3,516	8,225	4,818	177
Unit value	$8.99-$9.06	$8.72-$8.77	$7.24-$7.27	$9.97-$9.99
Net assets	$31,643	$71,734	$34,928	$1,766
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.09%	-%	-%	-%
Total return***	3.10%-3.31%	20.44%-20.63%	(27.38)%-(27.23)%	(0.30)%-(0.10)%

Rydex VT Internet
Units	5,405	5,299	872	2,209
Unit value	$10.21-$10.30	$8.75-$8.81	$5.46-$5.49	$10.26-$10.28
Net assets	$55,626	$46,416	$4,767	$22,665
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	16.69%-16.91%	60.26%-60.47%	(46.78)%-(46.60)%	2.60%-2.80%

Rydex VT Inverse Dow 2x Strategy
Units	-	-	171	-
Unit value****	$4.97-$5.01	$7.39-$7.43	$13.81-$13.87	$8.89-$8.91
Net assets	$7	$-	$2,358	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	(0.01)%	-%
Total return***	(32.75)%-(32.57)%	(46.49)%-(46.43)%	55.34%-55.67%	(11.10)%-(10.90)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Rydex VT Inverse Government Long Bond Strategy
Units	-	-	1,183	1,507
Unit value****	$5.99-$6.04	$7.11-$7.15	$6.16-$6.19	$9.14-$9.16
Net assets	$-	$-	$7,285	$13,795
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	0.66%	5.38%
Total return***	(15.75)%-(15.52)%	15.42%-15.51%	(32.60)%-(32.42)%	(8.60)%-(8.40)%

Rydex VT Inverse Mid-Cap Strategy
Units	-	-	-	-
Unit value****	$5.65-$5.70	$7.83-$7.88	$12.53-$12.57	$9.65-$9.67
Net assets	$-	$-	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	(27.84)%-(27.66)%	(37.51)%-(37.31)%	29.84%-29.99%	(3.50)%-(3.30)%

Rydex VT Inverse NASDAQ-100 Strategy
Units	-	-	658	-
Unit value****	$5.65-$5.70	$7.43-$7.48	$12.84-$12.89	$8.98-$9.00
Net assets	$-	$-	$8,454	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	2.56%	5.96%	-%
Total return***	(23.96)%-(23.80)%	(42.13)%-(41.97)%	42.98%-43.22%	(10.20)%-(10.00)%

Rydex VT Inverse Russell 2000 Strategy
Units	7,251	12,279	-	-
Unit value****	$5.60-$5.64	$8.01-$8.05	$12.34-$12.39	$10.25-$10.27
Net assets	$40,608	$98,406	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	(30.09)%-(29.94)%	(35.09)%-(35.03)%	20.39%-20.64%	2.50%-2.70%

Rydex VT Inverse S&P 500 Strategy
Units	5,268	3,234	1,412	-
Unit value****	$7.41-$7.47	$9.23-$9.29	$13.19-$13.24	$9.81-$9.83
Net assets	$39,015	$29,870	$18,633	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	3.96%	-%
Total return***	(19.72)%-(19.59)%	(30.02)%-(29.83)%	34.45%-34.69%	(1.90)%-(1.70)%

Rydex VT Japan 2x Strategy
Units	-	825	1,275	-
Unit value****	$7.50-$7.56	$6.71-$6.75	$5.62-$5.64	$8.67-$8.69
Net assets	$-	$5,547	$7,164	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	0.34%	2.29%	-%
Total return***	11.77%-12.00%	19.40%-19.68%	(35.18)%-(35.10)%	(13.30)%-(13.10)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Rydex VT Leisure
Units	759	-	-	-
Unit value****	$7.51-$7.57	$5.96-$6.00	$4.51-$4.53	$9.17-$9.19
Net assets	$5,740	$-	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.17%	-%	-%	-%
Total return***	26.01%-26.17%	32.15%-32.45%	(50.82)%-(50.71)%	(8.30)%-(8.10)%

Rydex VT Mid-Cap 1.5x Strategy
Units	8,861	7,624	4,200	2,026
Unit value	$8.31-$8.37	$6.25-$6.29	$4.25-$4.26	$9.73-$9.75
Net assets	$73,630	$47,578	$17,821	$19,714
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	0.09%	-%	4.31%
Total return***	32.96%-33.07%	47.06%-47.65%	(56.32)%-(56.31)%	(2.70)%-(2.50)%

Rydex VT NASDAQ-100
Units	9,328	10,810	7,098	862
Unit value	$10.25-$10.33	$8.95-$9.00	$6.10-$6.12	$10.86-$10.88
Net assets	$95,711	$96,748	$43,301	$9,356
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	0.11%	0.61%
Total return***	14.53%-14.78%	46.72%-47.06%	(43.83)%-(43.75)%	8.60%-8.80%

Rydex VT NASDAQ-100 2x Strategy
Units	-	1,713	1,121	1,781
Unit value****	$8.32-$8.39	$6.29-$6.33	$2.99-$3.00	$11.30-$11.32
Net assets	$-	$10,750	$3,352	$20,114
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	0.07%	0.99%
Total return***	32.27%-32.54%	110.30%-111.00%	(73.54)%-(73.50)%	13.00%-13.20%

Rydex VT Nova
Units	2,999	34,301	2,755	288
Unit value	$6.45-$6.50	$5.57-$5.60	$4.25-$4.27	$9.66-$9.68
Net assets	$19,327	$191,115	$11,709	$2,782
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.09%	1.87%	1.15%	17.42%
Total return***	15.80%-16.07%	31.06%-31.15%	(56.00)%-(55.89)%	(3.40)%-(3.20)%

Rydex VT Precious Metals
Units	27,350	18,040	28,133	4,880
Unit value	$13.92-$14.03	$10.44-$10.50	$7.23-$7.26	$12.19-$12.21
Net assets	$381,475	$188,243	$203,621	$59,490
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	33.33%-33.62%	44.40%-44.63%	(40.69)%-(40.54)%	21.90%-22.10%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Rydex VT Real Estate
Units	21,014	24,110	10,540	761
Unit value	$6.30-$6.35	$5.22-$5.25	$4.31-$4.33	$7.65-$7.66
Net assets	$132,276	$125,858	$45,468	$5,821
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	2.19%	2.68%	1.01%	5.35%
Total return***	20.69%-20.95%	21.11%-21.25%	(43.66)%-(43.47)%	(23.50)%-(23.40)%

Rydex VT Retailing
Units	1,031	-	-	-
Unit value****	$8.87-$8.94	$7.34-$7.38	$5.27-$5.29	$8.13-$8.14
Net assets	$9,145	$-	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	20.84%-21.14%	39.28%-39.51%	(35.18)%-(35.01)%	(18.70)%-(18.60)%

Rydex VT Russell 2000 1.5x Strategy
Units	10,686	9,074	3,291	101
Unit value	$7.16-$7.21	$5.37-$5.41	$4.17-$4.19	$8.88-$8.89
Net assets	$76,458	$48,876	$13,726	$897
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	0.25%	18.88%
Total return***	33.27%-33.33%	28.78%-29.12%	(53.04)%-(52.87)%	(11.20)%-(11.10)%

Rydex VT Russell 2000 2x Strategy
Units	-	-	600	-
Unit value****	$5.10-$5.14	$3.56-$3.58	$2.71-$2.72	$8.30-$8.32
Net assets	$-	$-	$1,623	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	6.07%	-%
Total return***	43.26%-43.58%	31.37%-31.62%	(67.35)%-(67.31)%	(17.00)%-(16.80)%

Rydex VT S&P 500 2x Strategy
Units	879	1,516	1,405	100
Unit value	$5.07-$5.11	$4.19-$4.21	$2.96-$2.97	$9.56-$9.58
Net assets	$4,448	$6,339	$4,143	$959
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	0.68%	-%	1.86%
Total return***	21.00%-21.38%	41.55%-41.75%	(69.04)%-(69.00)%	(4.40)%-(4.20)%

Rydex VT S&P 500 Pure Growth
Units	10,067	551	713	3,486
Unit value	$9.99-$10.07	$8.27-$8.32	$5.81-$5.84	$10.00-$10.02
Net assets	$100,983	$4,554	$4,115	$34,835
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	20.80%-21.03%	42.34%-42.47%	(41.90)%-(41.72)%	0.00%-0.20%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Rydex VT S&P 500 Pure Value
Units	11,991	431	856	96
Unit value	$7.72-$7.78	$6.64-$6.68	$4.55-$4.56	$9.16-$9.18
Net assets	$93,025	$2,865	$3,864	$878
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.50%	1.33%	2.96%	3.79%
Total return***	16.27%-16.47%	45.93%-46.49%	(50.33)%-(50.33)%	(8.40)%-(8.20)%

Rydex VT S&P MidCap 400 Pure Growth
Units	757	602	8,016	3,104
Unit value	$12.20-$12.29	$9.52-$9.58	$6.28-$6.31	$10.19-$10.21
Net assets	$9,284	$5,763	$50,416	$31,636
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	28.15%-28.29%	51.59%-51.82%	(38.37)%-(38.20)%	1.90%-2.10%

Rydex VT S&P MidCap 400 Pure Value
Units	-	1,052	1,114	337
Unit value****	$8.60-$8.67	$7.41-$7.45	$4.94-$4.96	$9.07-$9.09
Net assets	$-	$7,827	$5,504	$3,055
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	1.03%	-%	2.91%
Total return***	16.06%-16.38%	50.00%-50.20%	(45.53)%-(45.43)%	(9.30)%-(9.10)%

Rydex VT S&P SmallCap 600 Pure Growth
Units	-	1,748	1,731	1,696
Unit value****	$9.58-$9.66	$7.91-$7.96	$6.11-$6.14	$9.63-$9.65
Net assets	$-	$13,864	$10,548	$16,343
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	21.11%-21.36%	29.46%-29.64%	(36.55)%-(36.37)%	(3.70)%-(3.50)%

Rydex VT S&P SmallCap 600 Pure Value
Units	532	2,341	-	-
Unit value****	$7.93-$7.99	$6.56-$6.60	$4.18-$4.20	$7.66-$7.68
Net assets	$4,218	$15,344	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	2.35%	-%	-%
Total return***	20.88%-21.06%	56.94%-57.14%	(45.43)%-(45.31)%	(23.40)%-(23.20)%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Rydex VT Strengthening Dollar 2x Strategy
Units	2,770	-	996	110
Unit value****	$6.36-$6.41	$6.89-$6.94	$8.48-$8.51	$8.31-$8.33
Net assets	$17,594	$-	$8,396	$892
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	(7.69)%-(7.64)%	(18.75)%-(18.45)%	2.05%-2.16%	(16.90)%-(16.70)%

Rydex VT Technology
Units	4,114	12,916	1,492	588
Unit value	$8.90-$8.97	$8.22-$8.27	$5.47-$5.49	$10.37-$10.39
Net assets	$36,744	$106,323	$8,162	$6,108
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	8.27%-8.46%	50.27%-50.64%	(47.25)%-(47.16)%	3.70%-3.90%

Rydex VT Telecommunications
Units	293	190	1,733	-
Unit value****	$7.53-$7.59	$6.81-$6.85	$5.48-$5.50	$10.37-$10.39
Net assets	$2,203	$1,304	$9,503	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	1.94%	-%	-%	40.00%
Total return***	10.57%-10.80%	24.27%-24.55%	(47.16)%-(47.06)%	3.70%-3.90%

Rydex VT Transportation
Units	3,066	-	1,954	-
Unit value****	$8.21-$8.27	$6.84-$6.88	$6.03-$6.06	$8.35-$8.37
Net assets	$25,226	$-	$11,774	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	-%
Total return***	20.03%-20.20%	13.43%-13.53%	(27.78)%-(27.60)%	(16.50)%-(16.30)%

Rydex VT U.S. Government Money Market
Units	114,106	222,876	482,093	80,376
Unit value	$9.14-$9.22	$9.47-$9.52	$9.79-$9.83	$10.02-$10.04
Net assets	$1,044,738	$2,112,680	$4,725,412	$806,086
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	0.01%	0.02%	0.86%	2.23%
Total return***	(3.48)%-(3.15)%	(3.27)%-(3.15)%	(2.30)%-(2.09)%	0.20%-0.40%

Rydex VT Utilities
Units	4,688	5,514	2,886	2,213
Unit value	$8.56-$8.63	$8.29-$8.34	$7.54-$7.57	$11.09-$11.11
Net assets	$40,286	$45,740	$21,761	$24,541
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	3.66%	8.33%	0.27%	3.06%
Total return***	3.26%-3.48%	9.95%-10.17%	(32.01)%-(31.86)%	10.90%-11.10%

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007

Rydex VT Weakening Dollar 2x Strategy
Units	-	-	7,463	34,425
Unit value****	$9.39-$9.46	$10.29-$10.35	$9.99-$10.03	$11.79-$11.81
Net assets	$-	$-	$74,827	$406,452
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	-%	-%	-%	2.81%
Total return***	(8.75)%-(8.60)%	3.00%-3.19%	(15.27)%-(15.07)%	17.90%-18.10%

Templeton Developing Markets Securities(1)
Units	11,863	4,488	-	-
Unit value****	$19.52-$19.60	$17.18-$17.22	$10.30-$10.31	$-
Net assets	$232,190	$77,219	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	-%
Investment income ratio**	0.44%	-%	-%	-%
Total return***	13.62%-13.82%	66.80%-67.02%	3.00%-3.10%	-%

Templeton Foreign Securities(1)
Units	8,738	227	-	-
Unit value****	$14.94-$15.01	$14.27-$14.30	$10.78-$10.78	$-
Net assets	$130,883	$3,243	$-	$-
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	-%
Investment income ratio**	0.07%	-%	-%	-%
Total return***	4.70%-4.97%	32.37%-32.65%	7.80%-7.80%	-%

Wells Fargo Advantage Opportunity VT
Units	2,455	2,836	-	652
Unit value****	$10.03-$10.11	$8.39-$8.44	$5.88-$5.90	$10.15-$10.17
Net assets	$24,738	$23,873	$-	$6,626
Ratio of expenses to net assets*	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%	0.25%-0.45%
Investment income ratio**	2.35%	-%	-%	-%
Total return***	19.55%-19.79%	42.69%-43.05%	(42.07)%-(41.99)%	1.50%-1.70%
*These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

Variable Annuity Account XIV -
EliteDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.   The disclosed range represents the lowest expense ratio to highest expense ratio, respectively.  Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***For periods shorter than a year, total return is not annualized.  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1) For the period from November 17, 2008 (inception date) to December 31, 2008.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

a.	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010,; and (2) the audited financial statements of Variable Annuity Account XIV – EliteDesigns Variable Annuity at December 31, 2010, and for each of the specified periods ended December 31, 2010 and 2009, or for such portions of such periods as disclosed in the financial statements.

b.	Exhibits

(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)
(2)	Not Applicable
(3)	(a)	Marketing Organization Agreement(u)
(b)	SBL Variable Products Broker/Dealer Sales Agreement(u)
(c)	SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(e)
(d)	Marketing Organization Agreement Commission Schedule(p)
(e)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, SBL Variable Product Sales, and Anti-Money Laundering and Suitability Agreements(j)
(f)	Distribution Agreement(m)
(g)	Marketing Organization Amendment – Supervisory Fee(q)
(h)	Service Facilities Agreement(x)
(4)	(a)	Individual Contract (Form V6029 11-00)(p)
(b)	Individual Contract-Unisex (Form V6029 11-00U)(p)
(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9-05)(k)
(d)	Individual Retirement Annuity Endorsement (Form Vk6849A 1(R9-03))(h)
(e)	Roth IRA Endorsement (Form V6851A (R9-03))(h)
(f)	403a Endorsement (Form V6057 10-98)(b)
(g)	Credit Enhancement Rider (Form V6084 11-01)(f)
(h)	Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(q)
(i)	Return of Premium or Contract Value Death Benefit Rider (Form V6105 10-06)(p)
(j)	Individual Retirement Annuity Endorsement (Form V6849A (R9-10)
(k)	Roth IRA Endorsement (Form V6851A (R9-10)
(l)	Nursing Home Endorsement (Form 6052 (10-10)
(m) (n)	Terminal Illness Endorsement (Form 6053 (10-10) Tax Sheltered Annuity Endorsement Form V6101 (R9-10)
(5)	(a)	Application (Form V9101 10-06)(p)
(b)	Application (Form V9101 10-06)(y)
(c)	Application – Unisex (Form V9101 U 10-06)(p)

(d)	Application – Unisex (Form V9101 U 10-06)(y)
(e)	Application – Generic (Form V9101 (11-10)
(6)	(a)	Composite of Articles of Incorporation of SBL(i)
(b)	Bylaws of SBL(u)
(7)	Not Applicable
(8)	(a)	Participation Agreement – AIM – Variable Insurance Funds(m)
(i)	Amendments Nos. 1 and 2 to Participation Agreement – AIM – Variable Insurance Funds(m)
(ii)	Amendment No. 3 to Participation Agreement – AIM – Variable Insurance Funds(q)
(b)	Participation Agreement – Dreyfus Variable Insurance Funds(m)
(i)	Amendment No. 1 to Participation Agreement – Dreyfus – Variable Insurance Funds(m)
(c)	Participation Agreement – Federated(v)
(d)	Participation Agreement – Fidelity VIP(e)
(i)	Amendment No. 1 to Participation Agreement – Fidelity VIP(e)
(ii)	Amendment No. 2 to Participation Agreement – Fidelity VIP(q)
(e)	Participation Agreement – Neuberger Berman – AMT Funds(e)
(i)	Amendments Nos. 1 and 2 to Participation Agreement – Neuberger Berman – AMT Funds(m)
(f)	Participation Agreement – Oppenheimer
(g)	Participation Agreement – PIMCO – Variable Insurance Funds(w)
(i)	Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement – PIMCO – Variable Insurance Funds(w)
(h)	Participation Agreement – Potomac(l)
(i)	Amendment No. 1 to Participation Agreement – Potomac(l)
(i)	Participation Agreement – Rydex – Mutual Funds(g)
(j)	Participation Agreement – Rydex – Variable Funds(g)
(i)	Amendments Nos. 1, 2, 3, 4 and 5 to Participation Agreement – Rydex – Variable Funds(o)
(ii)	Amendment No. 6 to Participation Agreement – Rydex – Variable Funds(q)
(k)	Participation Agreement – Van Kampen – Insurance Funds(m)
(i)	Amendment No. 1 to Participation Agreement – Van Kampen – Insurance Funds(q)
(l)	Participation Agreement – Wells Fargo (Strong)(e)
(m)	Information Sharing Agreement – AIM(r)
(n)	Information Sharing Agreement – Dreyfus(r)
(o)	Information Sharing Agreement – Fidelity Insurance(s)
(p)	Information Sharing Agreement – Neuberger Berman(r)
(q)	Information Sharing Agreement – Oppenheimer(r)
(r)	Information Sharing Agreement – PIMCO(r)
(s)	Information Sharing Agreement – Potomac(t)
(t)	Information Sharing Agreement – Rydex(r)
(u)	Information Sharing Agreement – Security Funds(s)
(v)	Information Sharing Agreement – Van Kampen(r)
(w)	Information Sharing Agreement – Wells Fargo(t)
(x)         Participation Agreement – Goldman Sachs

(y)        Participation Agreement – T. Rowe Price
(z)         Participation Agreement – Franklin Templeton
(aa)       Participation Agreement – Ivy
(ab)       Participation Agreement – MFS
(ac)       Participation Agreement – American Century
(ad)       Participation Agreement – Fred Alger
(ae)       Participation Agreement – Lord Abbett
(af)        Participation Agreement – Van Eck
(ag)       Participation Agreement – BlackRock
(ah)       Participation Agreement – Panorama (Oppenheimer)
(ai) (aj)	Participation Agreement – DWS Participation Agreement – Third Avenue
(9)       Opinion of Counsel(p)
(10)	(a) Consent of Independent Registered Public Accounting Firm
(b) Consent of Counsel
(11)	Not Applicable
(12)	Not Applicable
(13)	Powers of Attorney of Howard R. Fricke, John F. Frye John F. Guyot, Michael P. Kiley, James F. Mullery, and Douglas G. Wolff(z)

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).

(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).

(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 29, 1999).

(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed December 19, 2000).

(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).

(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).

(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 8, 2002).

(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-93947 (filed April 30, 2004).

(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).

(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).

(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 28, 2006).

(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).

(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).

(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 30, 2004).

(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).

(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed November 9, 2006).

(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).

(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-85529 (filed April 27, 2007).

(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).

(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).

(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).

(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2009).

(x)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).

(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2010)

(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed January 10, 2011).

Item 25.                 Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Howard R. Fricke*	President, Chief Executive Officer and Director
John F. Frye*	Senior Vice President, Chief Financial Officer, Treasurer and Director
Douglass G. Wolff*	Senior Vice President and Director
James F. Mullery*	Senior Vice President and Director
Kevin M. Watt*	Senior Vice President
John F. Guyot*	Senior Vice President, General Counsel, Secretary and Director
Roger S. Offermann*	Vice President
Chris Swickard*	Vice President, Associate General Counsel, and Assistant Secretary
Michael P. Kiley*	Director
Amy J. Lee*	Vice President, Associate General Counsel and Assistant Secretary
Carmen R. Hill*	Assistant Vice President and Chief Compliance Officer

       *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of SBL. Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2010, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CISI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BII
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V. (BESA)	Mexico	99% by BEI 1% by BEMI
Briggs International, Inc. (BII)	Delaware	100% by CISI
Cathedral Hill Hotel, Inc.	Delaware	100% by CISI
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Controladora Briggs de Mexico, S. de R.L. de C.V	Mexico	99% by BEI 1% by BEMI
Crestpark LP, Inc.	Delaware	100% by CISI
Environment Plastic Solutions, Inc.	Delaware	100% by CISI
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL

GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	41% by SAI
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V. (YALESA)	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by CISI
Parkway Mortgage, Inc.	Delaware	100% by CISI
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL

SAGE Assets, Inc. (SAI)	Delaware	100% by CISI
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEI
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Income Properties, Inc.	Delaware	100% by CISI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by CISI
Sammons Realty Corporation (SRC)	Delaware	100% by CISI
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Sponsor Investments, L.L.C.	Texas	75% by HII
SRI Ventures LLC	Delaware	99% by SRC
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate

Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

As depositor of the separate accounts, SBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of SBL Fund, a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of SBL serves as investment advisor to SBL Fund.  The purchasers of SBL’s variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters.  Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27.	Number of Contract Owners

As of February 28, 2011 there were 29,883 owners of Qualified Contracts and 9,524 owners of Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.	Indemnification

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

The Articles of Incorporation include the following provision:

        (a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

        (b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)(1)	Security Distributors, Inc. (“SDI”), a subsidiary of SBL, acts as principal underwriter for:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Variable Annuity Account IX
Account XVI
Separate Account XIX
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	SDI acts as principal underwriter for the following funds:

SBL Fund

(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Mark J. Carr	President and Director
	James R. Schmank	Vice President and Director
	Amy J. Lee	Secretary and Chief Compliance Officer
	Julie Jacques	Treasurer
	Richard Wells	Director
	Christopher D. Swickard	Assistant Secretary
	Carmen R. Hill	Assistant Vice President
*One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(c)	(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
	Security Distributors, Inc.	$6,381,417.451	$6,704,290.702	$0	N/A

1   SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all contracts sold through the separate account.  SDI passes through to selling broker-dealers all such amounts.

2   A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

(f)
Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 15th day of April 2011.

Security Benefit Life Insurance Company (the Depositor) – SBL Variable Annuity Account XIV (The Registrant)
By:	*
Howard R. Fricke, President, Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 15 , 2011.

SIGNATURES AND TITLES

By:	*
Howard R. Fricke, President, Chief Executive Officer and Director

By:	*
John F. Frye, Senior Vice President, Chief Financial Officer (and chief accounting officer), Treasurer, and Director

By:	*
John F. Guyot, Director

By:	*
Michael P. Kiley, Director

By:	*
James F. Mullery, Director

By:	*
Douglas G. Wolff, Director

* By:	/s/ Chris Swickard
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(4)	(j)	Individual Retirement Annuity Endorsement (Form V6849A (R9-10)
(k)	Roth IRA Endorsement (Form V6851A (R9-10)
(l)	Nursing Home Endorsement (Form 6052 (10-10)
(m) (n)	Terminal Illness Endorsement (Form 6053 (10-10) Tax Sheltered Annuity Endorsement-Form V6101 (R9-10)
(5)                                        (e)       Application – Generic (Form V9101 (11-10)
(8)                                        (f)        Participation Agreement – Oppenheimer
(x)        Participation Agreement – Goldman Sachs
(y)       Participation Agreement – T. Rowe Price
(z)        Participation Agreement – Franklin Templeton
(aa)      Participation Agreement – Ivy
(ab)     Participation Agreement – MFS
(ac)     Participation Agreement – American Century
(ad)     Participation Agreement – Fred Alger
(ae)     Participation Agreement – Lord Abbett
(af)      Participation Agreement – Van Eck
(ag)     Participation Agreement – BlackRock
(ah)     Participation Agreement – Panorama (Oppenheimer)
(ai) (aj)	Participation Agreement – DWS Participation Agreement – Third Avenue
(10)	(a) Consent of Independent Registered Public Accounting Firm
(b) Consent of Counsel